UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Insert Ivy Funds Schedules of Investments file here: Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund (formerly known as Ivy Pacific Opportunities Fund), Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund.

CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.1%
Omnicom Group Inc. (A)	243	$18,057

Aerospace & Defense – 0.9%
Boeing Company (The)	740	100,962
European Aeronautic Defence and Space Company (B)	2,863	219,802

		320,764

Airlines – 0.3%
Japan Airlines Corporation (B)	2,177	107,304

Apparel, Accessories & Luxury Goods – 0.4%
Prada S.p.A. (B)	15,266	135,845

Application Software – 1.1%
Adobe Systems Incorporated (A)	880	52,712
Intuit Inc.	4,436	338,564

		391,276

Asset Management & Custody Banks – 2.4%
Apollo Global Management, LLC	5,042	159,376
Blackstone Group L.P. (The)	12,253	385,974
KKR & Co. L.P.	11,318	275,485

		820,835

Auto Parts & Equipment – 0.7%
Continental AG (B)	1,057	231,721

Automobile Manufacturers – 3.8%
Bayerische Motoren Werke AG (B)	2,389	280,034
DaimlerChrysler AG, Registered Shares (B)	1,370	118,583
Fuji Heavy Industries Ltd. (B)	6,602	189,008
Hyundai Motor Company (A)(B)	1,852	415,024
Renault S.A. (B)	1,128	90,719
Toyota Motor Corporation (B)	3,745	228,275

		1,321,643

Biotechnology – 0.9%
Amgen Inc.	1,161	132,483
Biogen Idec Inc. (A)	256	71,588
Gilead Sciences, Inc. (A)	1,596	119,969

		324,040

Brewers – 0.3%
Anheuser-Busch InBev S.A., ADR	918	97,677

Broadcasting – 2.3%
CBS Corporation, Class B	12,749	812,596

Cable & Satellite – 0.9%
British Sky Broadcasting Group plc (B)	5,009	70,004
Comcast Corporation, Class A	3,354	174,270
Time Warner Cable Inc.	496	67,181

		311,455

Casinos & Gaming – 13.9%
Dynam Japan Holdings Co., Ltd. (B)	23,540	82,421
Galaxy Entertainment Group Limited (B)(C)	229,601	2,059,341
Sands China Ltd. (B)	198,932	1,625,204
Wynn Resorts, Limited (C)	5,551	1,078,048

		4,845,014

Communications Equipment – 1.8%
Cisco Systems, Inc. (D)	26,648	598,252

Computer Hardware – 0.9%
Apple Inc. (D)	584	327,744

Construction & Farm Machinery & Heavy Trucks – 0.1%
KION Holding 1 GmbH (A)(B)	596	25,198

Consumer Electronics – 2.2%
Panasonic Corporation (B)	33,141	385,193
Sony Corporation (B)	21,097	365,814

		751,007

Diversified Banks – 5.0%
BNP Paribas (B)	669	52,099
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	57,302	377,621
Mizuho Financial Group, Inc. (B)	187,444	405,823
Sumitomo Mitsui Financial Group, Inc. (B)	7,297	375,561
Sumitomo Mitsui Trust Holdings, Inc. (B)	66,825	351,544
Wells Fargo & Company	3,448	156,548

		1,719,196

Diversified Chemicals – 0.6%
Dow Chemical Company (The)	4,354	193,305

Electronic Equipment & Instruments – 1.2%
FUJIFILM Holdings Corporation (B)	3,564	100,897
Hitachi, Ltd. (B)	43,637	329,836

		430,733

Health Care Supply – 0.1%
Abbott Laboratories	1,221	46,782

Home Entertainment Software – 0.3%
Activision Blizzard, Inc.	6,285	112,060

Hotels, Resorts & Cruise Lines – 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	4,774	379,294

Industrial Conglomerates – 0.4%
Hutchison Whampoa Limited, Ordinary Shares (B)	11,406	155,036

Integrated Oil & Gas – 0.6%
Occidental Petroleum Corporation	2,223	211,388

Internet Retail – 0.3%
Amazon.com, Inc. (A)	238	94,832

Internet Software & Services – 1.2%
Tencent Holdings Limited (B)	6,454	411,649

Investment Banking & Brokerage – 1.8%
Goldman Sachs Group, Inc. (The)	1,452	257,364
Nomura Holdings, Inc. (B)	40,180	308,668
TCS Group Holding plc, GDR (A)(B)(E)	4,682	69,990

		636,022

IT Consulting & Other Services – 1.6%
Accenture plc, Class A	1,019	83,782
Cognizant Technology Solutions Corporation, Class A (A)	3,623	365,844
International Business Machines Corporation	487	91,253

		540,879

Life & Health Insurance – 4.6%
AIA Group Limited (B)	187,803	942,125
MetLife, Inc.	5,443	293,508
Ping An Insurance (Group) Company of China, Ltd., A Shares (B)	6,887	47,472
Prudential Financial, Inc.	3,208	295,879

		1,578,984

Movies & Entertainment – 6.9%
Delta Topco Limited (A)(F)	718,555	847,518
Legend Pictures, LLC (A)(F)	190	421,859
Media Group Holdings, LLC (A)(F)	381	818,617
News Corporation Limited, Class A	8,395	295,350

		2,383,344

Multi-Line Insurance – 2.6%
Allianz AG, Registered Shares (B)	1,158	207,567
American International Group, Inc.	5,641	287,967
Axa S.A. (B)	7,881	219,121
Zurich Financial Services, Registered Shares (B)	597	173,000

		887,655

Office Electronics – 1.0%
Canon Inc. (B)	9,499	300,380
Ricoh Company, Ltd. (B)	4,878	51,786

		352,166

Oil & Gas Exploration & Production – 1.0%
ConocoPhillips	4,930	348,318

Oil & Gas Refining & Marketing – 1.3%
Phillips 66	5,998	462,641

Oil & Gas Storage & Transportation – 1.1%
Plains GP Holdings, L.P., Class A (A)	13,699	366,712

Other Diversified Financial Services – 0.6%
Citigroup Inc.	1,571	81,854
ING Groep N.V., Certicaaten Van Aandelen (A)(B)	9,092	126,336

		208,190

Pharmaceuticals – 1.4%
AstraZeneca plc (B)	1,205	71,315
Pfizer Inc.	9,893	303,019
Roche Holdings AG, Genusscheine (B)	288	80,315

		454,649

Property & Casualty Insurance – 0.1%
ACE Limited	308	31,898
Allstate Corporation (The)	282	15,402

		47,300

Railroads – 0.3%
Central Japan Railway Company (B)	1,025	120,532

Reinsurance – 0.5%
Swiss Re Ltd (B)	2,071	190,461

Research & Consulting Services – 1.2%
Nielsen Holdings N.V.	8,335	382,507

Semiconductor Equipment – 1.3%
Applied Materials, Inc. (D)	11,708	207,122
ASML Holding N.V., Ordinary Shares (B)	2,628	245,973

		453,095

Semiconductors – 0.9%
Samsung Electronics Co., Ltd. (B)	64	82,683
Texas Instruments Incorporated	4,982	218,751

		301,434

Specialty Chemicals – 0.4%
LyondellBasell Industries N.V., Class A	1,727	138,603

Systems Software – 1.0%
Microsoft Corporation	5,076	189,987
Oracle Corporation	4,214	161,228

		351,215

Tobacco – 1.1%
Philip Morris International Inc.	4,393	382,736

Wireless Telecommunication Service – 0.5%
NTT DoCoMo, Inc. (B)	11,020	180,507

TOTAL COMMON STOCKS – 75.0%		$25,962,653
(Cost: $16,693,881)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.,
Call $575.00, Expires 1–17–14, OTC (Ctrpty: Goldman Sachs International)	3,194	1,861
Applied Materials, Inc.,
Call $19.00, Expires 1–17–14, OTC (Ctrpty: Barclays Bank plc)	17,456	70
Cisco Systems, Inc.,
Call $22.00, Expires 1–17–14, OTC (Ctrpty: Deutsche Bank AG)	39,712	2,005
FTSE 100 Index:
Call GBP6,650.00, Expires 3–21–14, OTC (Ctrpty: Barclays Bank plc)(G)	4,767	13,657
Call GBP6,700.00, Expires 6–20–14, OTC (Ctrpty: Barclays Bank plc)(G)	4,767	15,890
iShares FTSE China 25 Index Fund,
Call $42.00, Expires 1–17–14, OTC (Ctrpty: Barclays Bank plc)	39,711	99
Nikkei 225 Index,
Call JPY15,500.00, Expires 1–10–14, OTC (Ctrpty: Citibank N.A.)(G)	1,468	9,828
SPDR Gold Shares, ETF,
Put $118.00, Expires 2–21–14	1,688	743

TOTAL PURCHASED OPTIONS – 0.1%		$44,153
(Cost: $30,624)

CORPORATE DEBT SECURITIES	Principal
Movies & Entertainment – 2.7%
Delta Topco Limited,
10.000%, 11–24–60 (F)(H)	$594,107	594,107
Legendary Pictures Funding, LLC and Legendary Finance, Inc.,
8.000%, 3–15–18	351,700	351,700

		945,807

TOTAL CORPORATE DEBT SECURITIES – 2.7%		$945,807
(Cost: $952,540)

LOANS
Movies & Entertainment – 0.6%
Circuit of the Americas LLC,
6.000%, 6–30–17 (I)	11,050	11,050
Formula One Holdings Ltd. and Alpha Topco Limited,
9.250%, 10–16–19 (I)	176,800	184,093

		195,143

TOTAL LOANS – 0.6%		$195,143
(Cost: $185,583)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9-15-17 (J)	229	7

5.000%, 5–15–18 (J)	578	45
5.000%, 4–15–19 (J)	8	—	*
5.500%, 3–15–23 (J)	438	45
5.500%, 10–15–25 (J)	794	114
5.500%, 1–15–33 (J)	353	58
5.500%, 5–15–33 (J)	633	124
6.000%, 11–15–35 (J)	630	119
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	636	85
5.000%, 11–25–23 (J)	41	—	*
5.500%, 8–25–33 (J)	1,232	237
5.500%, 12–25–33 (J)	744	71
5.500%, 4–25–34 (J)	1,290	241
5.500%, 8–25–35 (J)	1,310	222
5.500%, 11–25–36 (J)	2,397	439
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (J)	454	26
7.000%, 5–20–33 (J)	2,320	583
5.000%, 7–20–33 (J)	14	1
5.500%, 11–20–33 (J)	103	6
5.500%, 7–20–35 (J)	756	136

		2,559

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$2,559
(Cost: $7,357)

BULLION – 6.4%	Troy Ounces
Gold	1,840	$2,216,193

(Cost: $2,268,960)

SHORT–TERM SECURITIES	Principal
Certificate Of Deposit – 1.0%
Banco del Estado de Chile:
0.190%, 1–6–14	$22,300	22,300
0.210%, 2–18–14	35,000	35,001
0.210%, 2–21–14	25,000	25,001
0.200%, 2–26–14	12,000	12,000
0.200%, 2–27–14	25,000	25,001
0.200%, 3–3–14	11,000	11,000
0.200%, 3–11–14	12,000	12,000
Bank of America, N.A.:
0.170%, 1–21–14	21,000	21,000
0.200%, 2–20–14	1,500	1,500
0.190%, 3–17–14	25,000	24,999
Citibank, N.A.:
0.170%, 3–3–14	80,000	80,005
0.170%, 3–3–14	7,500	7,501
0.170%, 3–4–14	26,500	26,502

		303,810

Commercial Paper – 10.5%
Abbott Laboratories,
0.070%, 2–20–14 (K)	27,761	27,758
Air Products and Chemicals, Inc.:
0.100%, 1–17–14 (K)	10,000	10,000
0.170%, 2–5–14 (K)	20,000	19,997
0.110%, 2–7–14 (K)	6,900	6,899
0.170%, 2–10–14 (K)	20,000	19,996
0.170%, 2–11–14 (K)	8,000	7,998
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.100%, 1–9–14 (K)	97,465	97,462
0.050%, 1–21–14 (K)	10,000	10,000
0.110%, 3–4–14 (K)	25,000	24,995
Anheuser–Busch InBev Worldwide Inc.(GTD by AB INBEV/BBR/COB):
0.240%, 1–13–14 (K)	36,266	36,263
0.220%, 2–14–14 (K)	48,450	48,437
Army & Air Force Exchange Service:
0.080%, 1–8–14 (K)	35,000	34,999
0.140%, 2–10–14 (K)	25,000	24,996
0.150%, 3–10–14 (K)	17,000	16,995
0.150%, 3–11–14 (K)	21,650	21,644
0.160%, 3–17–14 (K)	12,000	11,996

Bank of Nova Scotia:
0.130%, 2–27–14 (K)	25,000	24,995
0.140%, 3–10–14 (K)	30,000	29,992
0.190%, 3–26–14 (K)	28,000	27,988
0.190%, 3–27–14 (K)	40,000	39,982
Becton Dickinson & Co.:
0.290%, 1–9–14 (K)	15,000	14,999
0.150%, 1–17–14 (K)	30,000	29,998
0.150%, 1–21–14 (K)	25,000	24,998
Bemis Company, Inc.:
0.240%, 1–15–14 (K)	8,143	8,142
0.250%, 1–21–14 (K)	12,000	11,998
Campbell Soup Company,
0.170%, 2–12–14 (K)	8,042	8,040
Chevron Corporation:
0.140%, 2–24–14 (K)	14,000	13,997
0.150%, 3–11–14 (K)	20,000	19,994
Clorox Company (The):
0.270%, 1–2–14 (K)	12,800	12,800
0.250%, 2–5–14 (K)	16,900	16,896
Coca–Cola Company (The):
0.050%, 1–3–14 (K)	16,900	16,900
0.090%, 3–6–14 (K)	30,000	29,995
0.100%, 3–10–14 (K)	15,000	14,997
0.100%, 3–11–14 (K)	15,000	14,997
Corporacion Andina de Fomento:
0.090%, 1–9–14 (K)	30,000	29,999
0.150%, 1–21–14 (K)	25,000	24,998
0.140%, 1–22–14 (K)	15,000	14,999
0.150%, 1–28–14 (K)	54,500	54,494
0.120%, 2–10–14 (K)	30,000	29,996
Danaher Corporation:
0.090%, 1–13–14 (K)	9,000	9,000
0.090%, 1–16–14 (K)	15,000	14,999
0.110%, 1–17–14 (K)	46,000	45,998
Diageo Capital plc (GTD by Diageo plc):
0.180%, 1–2–14 (K)	17,000	17,000
0.280%, 2–18–14 (K)	30,000	29,989
Ecolab Inc.,
0.220%, 1–30–14 (K)	20,000	19,996
Emerson Electric Co.:
0.080%, 1–22–14 (K)	15,000	14,999
0.050%, 2–13–14 (K)	8,000	8,000
0.100%, 2–24–14 (K)	7,500	7,499
0.090%, 2–27–14 (K)	27,000	26,996
0.100%, 3–19–14 (K)	40,000	39,991
Enbridge Inc.:
0.290%, 1–9–14 (K)	10,250	10,249
0.280%, 1–16–14 (K)	10,000	9,999
0.280%, 1–21–14 (K)	10,000	9,998
0.290%, 1–27–14 (K)	19,150	19,146
0.300%, 3–27–14 (K)	622	622
Exxon Mobil Corporation:
0.020%, 1–6–14 (K)	40,000	40,000
0.060%, 1–16–14 (K)	13,398	13,398
0.150%, 1–21–14 (K)	12,500	12,499
0.050%, 1–27–14 (K)	100,000	99,995
Fannie Mae Discount Notes,
0.050%, 2–19–14 (K)	5,671	5,671
Federal Home Loan Bank:
0.010%, 1–15–14 (K)	1,613	1,613
0.070%, 2–7–14 (K)	80,000	79,993
0.060%, 2–12–14 (K)	18,534	18,533
0.050%, 2–21–14 (K)	2,650	2,650
0.050%, 2–28–14 (K)	100,000	99,991
0.040%, 3–19–14 (K)	20,000	19,998
0.040%, 3–21–14 (K)	14,400	14,399
Federal Home Loan Mortgage Corporation,
0.065%, 1–6–14 (K)	15,000	15,000
General Mills, Inc.:
0.150%, 1–9–14 (K)	10,000	10,000
0.150%, 1–13–14 (K)	17,000	16,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.160%, 1–9–14 (K)	49,000	48,998
0.110%, 1–10–14 (K)	40,000	39,998
0.100%, 1–13–14 (K)	28,424	28,423

Google Inc.,
0.060%, 3–4–14 (K)	27,000	26,997
Harley-Davidson Financial Services(GTD by Harley-Davidson Credit Corp.):
0.160%, 1–8–14 (K)	10,000	10,000
0.180%, 1–21–14 (K)	30,000	29,996
ICICI Bank Limited (GTD by Wells Fargo Bank, N.A.):
0.140%, 1–21–14 (K)	54,000	53,995
0.430%, 2–27–14 (K)	15,000	14,990
Illinois Tool Works Inc.:
0.070%, 1–3–14 (K)	12,500	12,500
0.080%, 1–8–14 (K)	24,000	24,000
0.070%, 1–10–14 (K)	25,000	25,000
0.110%, 1–21–14 (K)	10,000	9,999
0.110%, 1–27–14 (K)	11,700	11,699
0.100%, 2–3–14 (K)	6,000	5,999
0.100%, 2–4–14 (K)	15,321	15,319
0.070%, 2–6–14 (K)	6,838	6,838
0.070%, 2–10–14 (K)	530	530
International Business Machines Corporation:
0.050%, 1–16–14 (K)	40,000	39,999
0.030%, 1–22–14 (K)	14,900	14,900
0.020%, 1–28–14 (K)	4,000	4,000
John Deere Canada ULC (GTD by Deere & Company):
0.100%, 1–8–14 (K)	23,500	23,499
0.100%, 1–10–14 (K)	40,000	39,999
John Deere Financial Inc. (GTD by John Deere Capital Corporation),
0.095%, 1–8–14 (K)	25,000	24,999
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.100%, 1–16–14 (K)	37,000	36,998
Johnson & Johnson,
0.060%, 1–10–14 (K)	10,000	10,000
Kellogg Co.,
0.130%, 1–8–14 (K)	1,631	1,631
L Air Liquide S.A.:
0.180%, 1–24–14 (K)	20,000	19,998
0.180%, 1–31–14 (K)	30,000	29,995
McCormick & Co. Inc.:
0.100%, 1–2–14 (K)	10,168	10,168
0.250%, 2–28–14 (K)	30,000	29,988
Medtronic, Inc.:
0.110%, 3–4–14 (K)	50,000	49,990
0.130%, 3–18–14 (K)	49,000	48,986
0.140%, 3–25–14 (K)	25,000	24,992
Merck & Co., Inc.,
0.050%, 1–15–14 (K)	35,000	34,999
Mondelez International, Inc.,
0.250%, 1–23–14 (K)	11,000	10,998
Nestle Finance International Ltd. (GTD by Nestle S.A.):
0.065%, 1–6–14 (K)	27,000	27,000
0.070%, 1–8–14 (K)	46,000	45,999
0.060%, 1–13–14 (K)	25,000	24,999
0.080%, 1–15–14 (K)	40,000	39,999
PACCAR Financial Corp. (GTD by PACCAR Inc.),
0.080%, 2–19–14 (K)	3,100	3,100
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A (GTD by U.S. Bank, N.A.),
0.100%, 2–3–14 (K)	7,000	7,000
PepsiCo, Inc.:
0.060%, 2–3–14 (K)	25,000	24,999
0.060%, 2–10–14 (K)	75,000	74,994
Pfizer Inc.:
0.060%, 3–5–14 (K)	36,676	36,672
0.070%, 3–12–14 (K)	53,205	53,198
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc):
0.060%, 1–15–14 (K)	20,500	20,499
0.050%, 1–21–14 (K)	15,000	15,000

Siemens Capital Company LLC (GTD by Siemens AG),
0.080%, 1–30–14 (K)	50,000	49,997
St. Jude Medical, Inc.:
0.150%, 1–15–14 (K)	25,000	24,998
0.130%, 1–21–14 (K)	14,209	14,208
0.160%, 1–24–14 (K)	45,700	45,695
Toronto–Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank):
0.120%, 1–9–14 (K)	28,500	28,499
0.120%, 1–14–14 (K)	30,000	29,999
0.120%, 2–4–14 (K)	29,000	28,997
Toronto–Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank):
0.120%, 1–6–14 (K)	25,000	24,999
0.110%, 1–15–14 (K)	70,000	69,997
0.120%, 1–27–14 (K)	55,000	54,995
0.040%, 1–29–14 (K)	40,000	39,999
Total Capital Canada Ltd. (GTD by Total S.A.),
0.130%, 2–3–14 (K)	22,000	21,997
Toyota Motor Credit Corporation,
0.100%, 2–5–14 (K)	20,000	19,998
United Technologies Corporation,
0.060%, 1–6–14 (K)	31,000	31,000
Verizon Communications Inc.:
0.180%, 1–9–14 (K)	25,000	24,999
0.190%, 1–13–14 (K)	25,000	24,998
Virginia Electric and Power Company:
0.260%, 1–9–14 (K)	25,000	24,998
0.270%, 1–21–14 (K)	25,000	24,996
Wal–Mart Stores, Inc.:
0.060%, 1–6–14 (K)	83,000	82,998
0.070%, 1–7–14 (K)	25,000	25,000
0.070%, 1–13–14 (K)	15,000	15,000
0.050%, 2–10–14 (K)	1,000	1,000
Walt Disney Company (The),
0.060%, 2–28–14 (K)	25,000	24,998
Wisconsin Electric Power Co.:
0.150%, 1–2–14 (K)	11,000	11,000
0.170%, 1–9–14 (K)	10,000	10,000
0.160%, 1–10–14 (K)	2,700	2,700
Wisconsin Gas LLC:
0.110%, 1–6–14 (K)	40,000	39,999
0.120%, 1–7–14 (K)	14,000	14,000
0.110%, 1–8–14 (K)	15,400	15,400
0.150%, 1–9–14 (K)	15,000	14,999

		3,709,191

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (L)	1,686	1,686

Municipal Obligations – Taxable – 1.1%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.030%, 1–1–14 (L)	18,800	18,800
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.010%, 1–1–14 (L)	12,386	12,386
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.020%, 1–1–14 (L)	22,701	22,701
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.050%, 1–7–14 (L)	1,443	1,443

City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.),
0.040%, 1–7–14 (L)	26,375	26,375
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company),
0.050%, 1–1–14 (L)	1,465	1,465
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.),
0.040%, 1–7–14 (L)	9,300	9,300
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.060%, 1–7–14 (L)	13,500	13,500
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.),
0.050%, 1–7–14 (L)	1,905	1,905
IL Fin Auth, Var Rate Demand Rev Bonds (The CarleFndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.),
0.050%, 1–7–14 (L)	855	855
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.040%, 1–1–14 (L)	9,000	9,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank, N.A.),
0.030%, 1–1–14 (L)	28,250	28,250
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.040%, 1–7–14 (L)	6,750	6,750
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.040%, 1–7–14 (L)	14,600	14,600
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 1–1–14 (L)	23,877	23,877
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.020%, 1–1–14 (L)	32,640	32,640
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.020%, 1–1–14 (L)	25,175	25,175
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.020%, 1–1–14 (L)	26,838	26,838
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.020%, 1–1–14 (L)	38,894	38,894
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.180%, 1–21–14 (L)	12,697	12,697
Muni Elec Auth GA, Proj One Bond Anticipation Notes, Ser TE-B (Tax-Exempt), (GTD by TD Bank, N.A.),
0.080%, 1–6–14 (L)	12,000	12,000

NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.),
0.040%, 1–7–14 (L)	19,084	19,084
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.),
0.040%, 1–7–14 (L)	12,200	12,200
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012 A,
0.050%, 1–7–14 (L)	5,000	5,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.030%, 1–1–14 (L)	11,000	11,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.040%, 1–7–14 (L)	14,751	14,751
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.),
0.110%, 1–7–14 (L)	1,905	1,905
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.020%, 1–1–14 (L)	8,767	8,767
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.),
0.040%, 1–7–14 (L)	4,500	4,500

		416,658

Notes – 0.4%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.510%, 2–18–14 (L)	17,925	17,931
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank, N.A.),
0.040%, 1–7–14 (L)	30,000	30,000
CA GO Bonds, Ser 2005A3 (GTD by Bank of America, N.A.),
0.060%, 1–7–14 (L)	5,000	5,000
J.P. Morgan Chase & Co.,
4.650%, 6–1–14	300	305
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America, N.A.),
0.050%, 1–7–14 (L)	16,500	16,500
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America, N.A.),
0.060%, 1–7–14 (L)	14,000	14,000
OR Hsng and Cmnty Svc Dept, Hsng Dev Rev Bonds (Pearl Fam Hsng Proj), Ser 2009B-1 (GTD by U.S. Bank,N.A.),
0.050%, 1–7–14 (L)	10,925	10,925

		94,661

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corporation (GTD by United States Government):
0.120%, 1–1–14 (L)	11,203	11,203
0.120%, 1–1–14 (L)	7,500	7,500
0.120%, 1–1–14 (L)	3,000	3,000
0.120%, 1–3–14 (L)	5,000	5,000
0.120%, 1–7–14 (L)	35,000	35,000
0.120%, 1–7–14 (L)	18,500	18,500
0.120%, 1–7–14 (L)	18,213	18,213
0.120%, 1–7–14 (L)	11,574	11,680
0.120%, 1–7–14 (L)	10,201	10,201
0.120%, 1–7–14 (L)	4,000	4,000

		124,297

TOTAL SHORT-TERM SECURITIES – 13.4%		$4,650,303
(Cost: $4,650,191)

TOTAL INVESTMENT SECURITIES – 98.2%		$34,016,811
(Cost: $24,789,136)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		613,012

NET ASSETS – 100.0%		$34,629,823

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $69,990 or 0.2% of net assets.

(F)	Restricted securities. At December 31, 2013, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1-23-12 to 5-1-12	718,555	$485,830	$847,518
Legend Pictures, LLC	12-18-12	190	352,761	421,859
Media Group Holdings, LLC	4-23-13	381	818,618	818,617
		Principal
Delta Topco Limited 10.000%, 11-24-60	1-23-12 to 6-18-12	$594,107	600,840	594,107
			$2,258,049	$2,682,101

The total value of these securities represented 7.7% of net assets at December 31, 2013.

(G)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (GBP - British Pound and JPY - Japanese Yen).

(H)	Payment-in-kind bonds.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at December 31, 2013.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	UBS AG	25,648,121	1-27-14	$10,565	$—
Sell	Japanese Yen	Goldman Sachs International	26,935,967	1-27-14	11,254	—
Sell	Japanese Yen	Citibank N.A.	41,204,494	1-27-14	17,053	—
Sell	Japanese Yen	Morgan Stanley International	73,426,234	1-27-14	30,294	—
Sell	Japanese Yen	Barclays Capital, Inc.	93,762,932	1-27-14	38,245	—
Sell	Japanese Yen	Deutsche Bank AG	136,130,740	1-27-14	56,341	—
					$163,752	$—

The following futures contracts were outstanding at December 31, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
Gold 100 oz Future Feb 14	Short	2-26-14	11,705	$(1,409,049)	$44,672

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple Inc.	Goldman Sachs International	Call	3,194	January 2014	$600.00	$1,971	$(482)
Applied Materials, Inc.	Barclays Bank plc	Call	17,456	January 2014	21.00	192	(17)
	Barclays Bank plc	Put	4,959	January 2014	13.00	164	(3)
	Barclays Bank plc	Put	4,959	January 2014	14.00	287	(3)
Cisco Systems, Inc.	Deutsche Bank AG	Call	59,568	January 2014	24.00	298	(89)
FTSE 100 Index	Barclays Bank plc	Put	4,767	March 2014	GBP6,000.00	4,003	(1,721)
	Barclays Bank plc	Call	4,767	March 2014	6,950.00	1,710	(3,513)
	Barclays Bank plc	Put	4,767	June 2014	5,900.00	8,356	(4,720)
Nikkei 225 Index	Citibank N.A.	Put	1,468	January 2014	JPY13,500.00	2,277	(42)
SPDR Gold Shares, ETF	N/A	Call	1,688	February 2014	$118.00	717	(421)
						$19,975	$(11,011)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$9,196,814	$—	$2,087,994
Consumer Staples	480,413	—	—
Energy	1,389,059	—	—
Financials	6,018,653	69,990	—
Health Care	825,471	—	—
Industrials	1,111,341	—	—
Information Technology	4,270,503	—	—
Materials	331,908	—	—
Telecommunication Services	180,507	—	—
Total Common Stocks	$23,804,669	$69,990	$2,087,994
Purchased Options	743	43,410	—
Corporate Debt Securities	—	—	945,807
Loans	—	—	195,143
United States Government Agency Obligations	—	2,559	—

Bullion	2,216,193	—	—
Short-Term Securities	—	4,650,303	—
Total	$26,021,605	$4,766,262	$3,228,944
Forward Foreign Currency Contracts	$—	$163,752	$—
Futures Contracts	$44,672	$—	$—
Liabilities
Written Options	$421	$10,590	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans	Short-Term Securities
Beginning Balance 4-1-13	$958,998	$945,808	$199,929	$5,846
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)	310,361	(1)	(3,300)	—
Purchases	818,635	—	—	—
Sales	—	—	(1,700)	—
Amortization/Accretion of premium/discount	—	—	214	—
Transfers into Level 3 during the period	—	—	—	—
Transfers out of Level 3 during the period	—	—	—	(5,846)
Ending Balance 12-31-13	$2,087,994	$945,807	$195,143	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$310,361	$(1)	$(3,300)	$—

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$1,269,377	Market comparable companies	Price-earnings ratio	43x to 55x
		Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.5%
			Illiquidity discount	7.5 to 10%
	818,617	Purchase price	Purchase price	$2,147.47
Corporate Debt Securities	351,700	Broker quotes	Broker quotes	70
	594,107	Market comparable companies	Price-earnings ratio	43x
		Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.5%
			Illiquidity discount	7.5%
Loans	195,143	Third-party valuation service	Broker quotes	100 to 104.125

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital of illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC and Ivy ASF, LLC (each a “Company”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and Company comprising the entire issued share capital of the Subsidiary and Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2013 of each Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$34,629,823	$1,670,675	4.8%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	34,629,823	818,619	2.4
Ivy ASF, LLC	12-10-12	12-18-12	34,629,823	421,860	1.2

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

CMO = Collateralized Mortgage Obligation

GDR = Global Depositary Receipt

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$24,789,136
Gross unrealized appreciation	9,421,714
Gross unrealized depreciation	(194,039)
Net unrealized appreciation	$9,227,675

CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Asset Strategy New Opportunities Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.7%
Kaveri Seed Company Limited (A)	12	$347
YuanShengTai Dairy Farm Limited (A)(B)(C)	5,400	1,553

		1,900

Air Freight & Logistics – 5.0%
GLOVIS Co., Ltd. (A)(B)	59	12,991

Airlines – 5.7%
Copa Holdings, S.A., Class A	92	14,738

Apparel, Accessories & Luxury Goods – 1.0%
Page Industries Limited (A)	30	2,503

Application Software – 0.8%
Emperador Inc. (A)(B)	8,451	2,037

Asset Management & Custody Banks – 2.6%
China Cinda Asset Management Co. Ltd., H Shares (A)(B)(C)	10,811	6,748

Automobile Manufacturers – 4.2%
Geely Automobile Holdings Limited (A)	2,665	1,289
Kia Motors Corporation (A)(B)	179	9,541

		10,830

Automotive Retail – 1.2%
Kolao Holdings (A)(B)	124	3,186

Biotechnology – 2.0%
Ironwood Pharmaceuticals, Inc., Class A (B)	135	1,571
KYTHERA Biopharmaceuticals, Inc. (B)	67	2,496
Novozymes A/S, Class B (A)	28	1,190

		5,257

Casinos & Gaming – 1.0%
500.com Limited, Class A (B)	75	2,653

Commodity Chemicals – 2.5%
Alpek, S.A.B. de C.V. (A)	1,168	2,656
Honam Petrochemical Corp. (A)(B)	6	1,341
Mexichem, S.A.B. de C.V. (A)	574	2,365

		6,362

Computer & Electronics Retail – 1.7%
GOME Electrical Appliances Holding Limited (A)	23,590	4,350

Computer Hardware – 1.1%
Lenovo Group Limited (A)	2,250	2,736

Construction & Engineering – 12.3%
Chicago Bridge & Iron Company N.V., NY Shares	210	17,434
Chiyoda Corporation (A)	497	7,202
Daelim Industrial Co., Ltd. (A)(B)	21	1,908
Gamuda Berhad (A)	764	1,120
Larsen & Toubro Limited (A)	95	1,651
Promotora y Operadora de Infraestructura, S.A.B. de C.V. (A)(B)	198	2,362

		31,677

Construction Materials – 1.0%
CEMEX, S.A.B. de C.V. (A)(B)	2,184	2,566

Consumer Electronics – 1.8%
Harman International Industries, Incorporated	58	4,723

Department Stores – 0.5%
InRetail Peru Corp. (B)(C)	78	1,236

Distillers & Vintners – 1.2%
United Spirits Limited (A)	71	2,986

Diversified Banks – 6.8%
Axis Bank Limited (A)	177	3,717
Hana Financial Group, Inc. (A)	115	4,768
Kasikornbank Public Company Limited (A)	226	1,088
PT Bank Mandiri (Persero) Tbk (A)	3,780	2,438
PT Bank Rakyat Indonesia (A)	3,829	2,281
YES BANK Limited (A)	585	3,503

		17,795

Diversified Reit’s – 0.4%
FIBRA Terrafina (A)	548	986
Macquarie Mexican REIT (A)	15	30

		1,016

Diversified Support Services – 3.1%
Aggreko plc (A)	279	7,887

Education Services – 1.0%
Anhanguera Educacional Participacoes S.A. (A)	413	2,606

Food Distributors – 0.9%
Olam International Limited (A)	1,992	2,423

Food Retail – 1.0%
Robinsons Retail Holdings, Inc. (A)(B)(C)	2,048	2,547

Highways & Railtracks – 0.7%
OHL Mexico, S.A.B. de C.V. (A)(B)	688	1,762

Human Resource & Employment Services – 1.2%
WageWorks, Inc. (B)	52	3,115

Industrial Machinery – 1.1%
Pall Corporation	35	2,970

Internet Retail – 0.7%
Qunar Cayman Islands Ltd., ADR (B)	68	1,791

Internet Software & Services – 11.1%
58.com Inc., ADR (B)	45	1,737
MercadoLibre, Inc.	66	7,099
Naver Corporation (A)(B)	9	5,968
SINA Corporation (B)	164	13,852

		28,656

IT Consulting & Other Services – 2.3%
EPAM Systems, Inc. (B)	94	3,288
HCL Technologies Limited (A)	132	2,684

		5,972

Life & Health Insurance – 1.2%
China Life Insurance Company Limited (A)(B)(C)	900	3,018

Movies & Entertainment – 0.1%
Major Cineplex Group Public Company Limited (A)	676	360

Multi-Sector Holdings – 0.7%
GT Capital Holdings Incorporated (A)	105	1,820

Oil & Gas Exploration & Production – 3.1%
Cairn Energy plc (A)(B)	629	2,811
Kosmos Energy Ltd. (B)	458	5,117

		7,928

Packaged Foods & Meats – 3.8%
BRF-Brasil Foods S.A. (A)	213	4,454
Charoen Pokphand Foods Public Company Limited (A)	3,481	3,390
Grupo Lala, S.A.B. de C.V. (A)	909	2,012

		9,856

Real Estate Development – 1.1%
UEM Land Holdings Berhad (A)	3,907	2,815

Regional Banks – 0.7%
BanRegio Grupo Financiero, S.A.B. de C.V. (A)	298	1,772

Semiconductor Equipment – 1.1%
GCL-Poly Energy Holdings Limited (A)(B)	9,532	2,950

Specialty Chemicals – 2.8%
Balchem Corporation	47	2,782
Chr. Hansen Holding A/S (A)	111	4,409

		7,191

Steel – 2.6%
Fosun International Limited (A)	2,847	2,827
Tata Steel Limited (A)	574	3,937

		6,764

TOTAL COMMON STOCKS - 93.8%		$242,493
(Cost: $195,391)

WARRANTS
Food Distributors – 0.0%
Olam International Limited, Expires 1–29–18 (D)	411	103

TOTAL WARRANTS - 0.0%		$103
(Cost: $—)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Nikkei 225 Index,
Call JPY15,250.00, Expires 1–10–14, OTC (Ctrpty: UBS AG)(E)	105	1,042

TOTAL PURCHASED OPTIONS – 0.4%		$1,042
(Cost: $338)

CORPORATE DEBT SECURITIES	Principal
Food Distributors – 0.3%
Olam International Limited,
6.750%, 1–29–18	$773	738

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$738
(Cost: $740)

BULLION – 1.9%	Troy Ounces
Gold	4	$4,821

(Cost: $5,558)

SHORT-TERM SECURITIES
Master Note – 1.2%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (F)	3,079	3,079

TOTAL SHORT-TERM SECURITIES – 1.2%		$3,079
(Cost: $3,079)

TOTAL INVESTMENT SECURITIES – 97.6%		$252,276
(Cost: $205,106)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.4%		6,246

NET ASSETS – 100.0%		$258,522

Notes to Consolidated Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $15,102 or 5.8% of net assets.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Barclays Capital, Inc.	736,057	1-27-14	$253	$—

The following futures contracts were outstanding at December 31, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
Gold 100 oz Future Feb 14	Short	2-26-14	40	$(4,815)	$153

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$33,001	$1,236	$—
Consumer Staples	19,712	—	—
Energy	7,928	—	—
Financials	34,984	—	—
Health Care	5,257	—	—
Industrials	75,141	—	—

Information Technology	42,351	—	—
Materials	22,883	—	—
Total Common Stocks	$241,257	$1,236	$—
Warrants	103	—	—
Purchased Options	—	1,042	—
Corporate Debt Securities	—	738	—
Bullion	4,821	—	—
Short-Term Securities	—	3,079	—
Total	$246,181	$6,095	$—
Forward Foreign Currency Contracts	$—	$253	$—
Futures Contracts	$153	$—	$—

During the period ended December 31, 2013 securities totaling $5,975 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY NEW OPPORTUNITIES FUND

The Ivy ASNO II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy New Opportunities Fund (referred to as “the Fund” in this sub-section) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of December 31, 2013 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASNO II, Ltd.	1-31-13	4-10-13	$258,522	$6,291	2.4%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$205,106
Gross unrealized appreciation	56,719
Gross unrealized depreciation	(9,549)
Net unrealized appreciation	$47,170

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.4%
Boeing Company (The)	188	$25,701
Honeywell International Inc.	253	23,071
Precision Castparts Corp.	85	22,864

		71,636

Apparel Retail – 2.1%
Limited Brands, Inc.	560	34,611

Application Software – 1.2%
Intuit Inc.	261	19,904

Asset Management & Custody Banks – 1.4%
Northern Trust Corporation	361	22,311

Brewers – 2.0%
Anheuser-Busch InBev S.A., ADR	312	33,216

Broadcasting – 1.5%
CBS Corporation, Class B	385	24,514

Cable & Satellite – 2.7%
Comcast Corporation, Class A	388	20,157
Time Warner Cable Inc.	175	23,714

		43,871

Communications Equipment – 1.1%
Cisco Systems, Inc.	819	18,391

Computer Hardware – 1.4%
Apple Inc.	43	23,847

Construction & Farm Machinery & Heavy Trucks – 1.4%
Cummins Inc.	166	23,457

Distillers & Vintners – 2.3%
Brown-Forman Corporation, Class B	326	24,622
Constellation Brands, Inc. (A)	171	12,013

		36,635

Diversified Chemicals – 2.7%
Dow Chemical Company (The)	536	23,807
PPG Industries, Inc.	107	20,294

		44,101

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	194	22,899

Fertilizers & Agricultural Chemicals – 0.9%
Monsanto Company	129	15,082

Health Care Equipment – 1.2%
Covidien plc	291	19,838

Home Improvement Retail – 1.5%
Home Depot, Inc. (The)	293	24,134

Hotels, Resorts & Cruise Lines – 1.0%
Hyatt Hotels Corporation, Class A (A)	348	17,227

Household Products – 1.2%
Colgate-Palmolive Company	310	20,241

Industrial Conglomerates – 1.2%
3M Company	147	20,561

Industrial Machinery – 3.1%
Pall Corporation	265	22,584
Pentair, Inc.	359	27,906

		50,490

Integrated Oil & Gas – 1.1%
Exxon Mobil Corporation	177	17,933

Internet Retail – 1.5%
Amazon.com, Inc. (A)	62	24,526

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corporation, Class A (A)	239	24,104

Managed Health Care – 1.0%
UnitedHealth Group Incorporated	211	15,896

Motorcycle Manufacturers – 1.5%
Harley-Davidson, Inc.	365	25,252

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	659	22,805

Multi-Line Insurance – 1.4%
American International Group, Inc.	443	22,615

Oil & Gas Equipment & Services – 2.6%
National Oilwell Varco, Inc.	283	22,506
Schlumberger Limited	223	20,104

		42,610

Oil & Gas Exploration & Production – 2.1%
Cabot Oil & Gas Corporation	317	12,268
ConocoPhillips	327	23,102

		35,370

Oil & Gas Refining & Marketing – 1.6%
Phillips 66	337	25,966

Oil & Gas Storage & Transportation – 1.6%
Plains GP Holdings, L.P., Class A (A)	467	12,496
Regency Energy Partners LP	535	14,052

		26,548

Other Diversified Financial Services – 3.2%
Citigroup Inc.	512	26,696
JPMorgan Chase & Co.	468	27,346

		54,042

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Company	221	18,528

Personal Products – 1.7%
Estee Lauder Companies, Inc. (The), Class A	379	28,509

Pharmaceuticals – 2.7%
GlaxoSmithKline plc, ADR	398	21,265
Johnson & Johnson	255	23,328

		44,593

Property & Casualty Insurance – 1.0%
Travelers Companies, Inc. (The)	180	16,306

Publishing – 0.9%
Pearson plc (B)	641	14,232

Railroads – 1.3%
Union Pacific Corporation	131	22,008

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	368	28,557

Research & Consulting Services – 0.7%
Verisk Analytics, Inc., Class A (A)	174	11,429

Restaurants – 0.9%
Starbucks Corporation	179	14,055

Semiconductor Equipment – 1.5%
Applied Materials, Inc.	1,371	24,248

Semiconductors – 1.1%
Microchip Technology Incorporated	406	18,186

Specialty Chemicals – 0.9%
Sherwin-Williams Company (The)	80	14,588

TOTAL COMMON STOCKS – 71.7%		$1,179,872
(Cost: $907,118)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corporation, 1.000%, 11–15–17	$1,500	1,453
Northrop Grumman Corporation, 1.750%, 6–1–18	2,060	2,008

		3,461

Apparel Retail – 0.3%
Limited Brands, Inc.: 6.900%, 7–15–17	750	863
6.625%, 4–1–21	2,915	3,199

		4,062

Apparel, Accessories & Luxury Goods – 0.1%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (C)	2,000	1,992

Asset Management & Custody Banks – 0.2%
Ares Capital Corporation, 4.875%, 11–30–18	3,500	3,581

Auto Parts & Equipment – 0.1%
Delphi Corporation, 5.000%, 2–15–23	849	873

Automobile Manufacturers – 0.7%
Ford Motor Company, Convertible, 4.250%, 11–15–16	1,000	1,845
Hyundai Capital America, 2.875%, 8–9–18 (C)	1,550	1,555
Toyota Motor Credit Corporation: 0.529%, 5–17–16 (D)	1,500	1,504
2.050%, 1–12–17	2,000	2,044
2.000%, 10–24–18	3,225	3,223

		10,171

Banking – 1.2%
BB&T Corporation, 1.450%, 1–12–18	3,422	3,330
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	1,050	1,068
HSBC USA Inc., 1.625%, 1–16–18	1,850	1,823
Lloyds Bank plc (GTD by Lloyds Banking Group plc), 2.300%, 11–27–18	2,000	1,994

Swedbank AB (publ), 1.750%, 3–12–18 (C)	5,000	4,910
Wells Fargo & Company, 2.150%, 1–15–19	2,000	1,993
Westpac Banking Corporation, 2.250%, 7–30–18	5,000	5,016

		20,134

Biotechnology – 0.1%
Amgen Inc., 2.125%, 5–15–17	2,000	2,025

Brewers – 0.3%
Anheuser-Busch InBev Worldwide Inc., 1.375%, 7–15–17	1,000	998
Heineken N.V., 1.400%, 10–1–17 (C)	2,000	1,961
SABMiller Holdings Inc., 2.200%, 8–1–18 (C)	2,700	2,694

		5,653

Broadcasting – 0.1%
Discovery Communications, LLC, 3.300%, 5–15–22	900	851

Cable & Satellite – 0.1%
DIRECTV Holdings LLC, 2.400%, 3–15–17	500	509
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	1,000	1,049
Pearson Funding Five plc, 3.250%, 5–8–23 (C)	900	810

		2,368

Consumer Finance – 1.4%
American Express Credit Corporation, 2.125%, 7–27–18	1,750	1,752
American Honda Finance Corporation: 0.612%, 5–26–16 (C)(D)	1,500	1,503
2.125%, 10–10–18	1,650	1,642
Capital One Bank USA N.A., 2.150%, 11–21–18	3,150	3,132
Capital One Financial Corporation, 1.000%, 11–6–15	1,500	1,499
Charles Schwab Corporation (The), 2.200%, 7–25–18	1,000	1,003
Discover Bank, 2.000%, 2–21–18	3,100	3,044
Ford Motor Credit Company LLC, 3.875%, 1–15–15	1,000	1,032
General Motors Financial Company, Inc., 2.750%, 5–15–16 (C)	1,086	1,100
SLM Corporation, 4.875%, 6–17–19	3,000	2,988
Total System Services, Inc., 2.375%, 6–1–18	3,038	2,954
USAA Capital Corporation, 1.050%, 9–30–14 (C)	1,000	1,004

		22,653

Data Processing & Outsourced Services – 0.1%
Fidelity National Financial, Inc., 6.600%, 5–15–17	900	1,005

Department Stores – 0.1%
Macy’s Retail Holdings, Inc., 3.875%, 1–15–22	1,000	984

Distillers & Vintners – 0.5%
Beam Inc.: 1.875%, 5–15–17	800	798
1.750%, 6–15–18	1,000	974
Brown-Forman Corporation, 1.000%, 1–15–18	3,000	2,891
Constellation Brands, Inc., 3.750%, 5–1–21	3,170	2,981

		7,644

Distributors – 0.0%
LKQ Corporation, 4.750%, 5–15–23 (C)	680	632

Diversified Banks – 2.6%
Bank of America Corporation: 1.066%, 3–22–16 (D)	4,000	4,028
2.000%, 1–11–18	2,500	2,494
Bank of New York Mellon Corporation (The): 1.500%, 1–31–14	1,250	1,251
0.700%, 10–23–15	1,000	1,002
2.100%, 1–15–19	6,000	5,945
Bank of Nova Scotia (The): 1.450%, 4–25–18	2,500	2,429
2.050%, 10–30–18	5,000	4,950
Barclays Bank plc, 2.375%, 1–13–14	600	600
BNP Paribas, 2.700%, 8–20–18	2,850	2,902
BNP Paribas S.A., 5.186%, 6–29–49 (C)(D)	2,700	2,757
National Australia Bank Ltd.: 0.900%, 1–20–16	2,000	2,000
2.300%, 7–25–18	2,750	2,767
Nordea Bank AB, 1.625%, 5–15–18 (C)	4,500	4,395
Societe Generale, 2.625%, 10–1–18	2,800	2,823
Wells Fargo & Company, 1.500%, 1–16–18	1,000	993

		41,336

Diversified Capital Markets – 0.0%
Deutsche Bank AG, 3.450%, 3–30–15	500	516

Diversified Chemicals – 0.1%
Airgas, Inc., 1.650%, 2–15–18	1,250	1,218

Diversified Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold Inc., 2.375%, 3–15–18	450	449
Teck Resources, 3.000%, 3–1–19	1,700	1,704

		2,153

Drug Retail – 0.0%
CVS Caremark Corporation, 3.250%, 5–18–15	550	569

Electric Utilities – 0.3%
PPL Energy Supply, LLC, 4.600%, 12–15–21	2,800	2,687
Southern Company, (The), 2.450%, 9–1–18	2,800	2,841

		5,528

Environmental & Facilities Services – 0.3%
Ecolab Inc., 1.450%, 12–8–17	5,800	5,665

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company, 2.750%, 4–15–16	1,000	1,042

Finance – Other – 0.1%
IntercontinentalExchange Group, Inc., 2.500%, 10–15–18	1,700	1,712

Food Distributors – 0.7%
Campbell Soup Company, 2.500%, 8–2–22	2,400	2,114
ConAgra Foods, Inc.: 1.300%, 1–25–16	1,000	1,002
1.900%, 1–25–18	3,190	3,129
General Mills, Inc., 0.537%, 1–29–16 (D)	500	500
Kroger Co. (The), 2.300%, 1–15–19	3,000	2,983

		9,728

Food Processors – 0.2%
Wm. Wrigley Jr. Company: 2.000%, 10–20–17 (C)	1,000	997
2.400%, 10–21–18 (C)	1,500	1,490

		2,487

Health Care Equipment – 0.1%
Stryker Corporation, 2.000%, 9–30–16	1,500	1,541

Health Care Services – 0.1%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	2,000	2,074

Health Care Supplies – 0.1%
DENTSPLY International Inc., 2.750%, 8–15–16	1,000	1,029
Mallinckrodt International Finance S.A., 3.500%, 4–15–18 (C)	500	490

		1,519

Health Care Supply – 0.4%
C.R. Bard, Inc., 1.375%, 1–15–18	4,385	4,229
Laboratory Corporation of America Holdings, 2.500%, 11–1–18	1,650	1,626

		5,855

Homebuilding – 0.1%
Toll Brothers Finance Corp., 4.375%, 4–15–23	1,500	1,391

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corporation, 3.375%, 7–15–23	500	458

Household Products – 0.0%
Church & Dwight Co., Inc., 2.875%, 10–1–22	500	462

Hypermarkets & Super Centers – 0.1%
Costco Wholesale Corporation, 0.650%, 12–7–15	1,000	1,002
Wal-Mart Stores, Inc., 2.875%, 4–1–15	250	258

		1,260

Independent Finance – 0.1%
Fidelity National Information Services, Inc., 2.000%, 4–15–18	1,250	1,215

Industrial Conglomerates – 0.2%
General Electric Capital Corporation, 0.959%, 4–2–18 (D)	3,000	3,023
General Electric Company, 0.850%, 10–9–15	1,000	1,005

		4,028

Industrial Gases – 0.3%
Praxair, Inc.: 1.250%, 11–7–18	5,600	5,351
3.000%, 9–1–21	1,000	979

		6,330

Industrial Machinery – 0.5%
Eaton Corporation, 0.573%, 6–16–14 (D)	750	751
Ingersoll–Rand Global Holding Company Limited, 2.875%, 1–15–19 (C)	6,200	6,109

		6,860

Integrated Telecommunication Services – 0.3%
Verizon Communications Inc.: 3.650%, 9–14–18	2,300	2,433
5.150%, 9–15–23	3,300	3,539

		5,972

Internet Retail – 0.1%
Amazon.com, Inc., 0.650%, 11–27–15	2,000	1,999

Investment Banking & Brokerage – 0.3%
Goldman Sachs Group, Inc. (The):
1.600%, 11–23–15	1,500	1,516
2.900%, 7–19–18	1,350	1,373
Morgan Stanley,
2.125%, 4–25–18	2,500	2,478

		5,367

IT Consulting & Other Services – 0.1%
Baidu, Inc.,
3.250%, 8–6–18	1,100	1,111
International Business Machines Corporation,
0.222%, 2–4–15 (D)	1,250	1,249

		2,360

Leisure Products – 0.0%
Mattel, Inc.,
2.500%, 11–1–16	750	769

Life & Health Insurance – 0.3%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (C)	1,200	1,201
2.500%, 9–29–15 (C)	2,500	2,574
Prudential Financial, Inc.:
4.750%, 9–17–15	500	533
2.300%, 8–15–18	1,100	1,093

		5,401

Managed Health Care – 0.4%
WellPoint, Inc.,
1.875%, 1–15–18	7,200	7,116

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	1,281	1,342

Movies & Entertainment – 0.2%
News American Incorporated,
3.000%, 9–15–22	2,000	1,877
Viacom Inc.,
2.500%, 9–1–18	1,100	1,108
Walt Disney Company (The),
0.450%, 12–1–15	1,000	999

		3,984

Multi-Utilities – 0.1%
Origin Energy Finance Limited,
3.500%, 10–9–18 (C)	1,600	1,607

Oil & Gas – 1.0%
Buckeye Partners, L.P.,
2.650%, 11–15–18	6,300	6,204
ConocoPhillips Company,
1.050%, 12–15–17	4,400	4,292
Devon Energy Corporation,
2.250%, 12–15–18	3,000	2,967
Total Capital Canada Ltd.,
1.450%, 1–15–18	2,000	1,976

		15,439

Oil & Gas Drilling – 0.1%
Transocean Inc.,
2.500%, 10–15–17	2,000	2,020

Oil & Gas Equipment & Services – 0.1%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	500	491
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (C)	1,000	977
Schlumberger S.A. (GTD by Schlumberger Ltd.),
2.650%, 1–15–16 (C)	500	517

		1,985

Oil & Gas Exploration & Production – 0.4%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	4,250	4,260
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,032
ONEOK Partners, L.P.,
3.200%, 9–15–18	1,200	1,226

		6,518

Oil & Gas Storage & Transportation – 0.2%
Kinder Morgan Energy Partners, L.P.,
2.650%, 2–1–19	3,250	3,212

Other Diversified Financial Services – 0.9%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton plc and BHP Billiton Limited),
2.050%, 9–30–18	1,200	1,199
Citigroup Inc.,
1.250%, 1–15–16	1,500	1,505
Daimler Finance North America LLC,
2.375%, 8–1–18 (C)	2,600	2,593
JPMorgan Chase & Co.:
0.689%, 4–23–15 (D)	2,500	2,505
1.100%, 10–15–15	2,000	2,008
3.450%, 3–1–16	2,000	2,098
3.150%, 7–5–16	750	786
7.900%, 4–29–49 (D)	500	551
Total Capital,
2.125%, 8–10–18	1,500	1,505

		14,750

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (C)	7	—
8.000%, 3–31–11 (C)	1	—

		—

Packaged Foods & Meats – 0.1%
Kellogg Company,
4.450%, 5–30–16	500	539
Unilever Capital Corporation,
2.750%, 2–10–16	1,000	1,041

		1,580

Personal Products – 0.1%
Estee Lauder Companies, Inc. (The),
2.350%, 8–15–22	1,200	1,083
Kimberly-Clark Corporation,
0.361%, 5–15–16 (D)	1,000	1,001

		2,084

Pharmaceuticals – 0.6%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (C)	9,500	9,535
Mylan Inc.,
2.550%, 3–28–19	700	693

		10,228

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corporation,
2.000%, 8–15–18	1,550	1,550
Berkshire Hathaway Inc.,
1.550%, 2–9–18	500	494

		2,044

Railroads – 0.1%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	700	663
Kansas City Southern de Mexico, S.A. de C.V.,
2.350%, 5–15–20	900	837

		1,500

Regional Banks – 0.4%
Canadian Imperial Bank of Commerce,
0.900%, 10–1–15	1,000	1,005
PNC Bank, N.A.,
0.800%, 1–28–16	1,500	1,496
SunTrust Banks, Inc.,
2.350%, 11–1–18	3,700	3,679

		6,180

Restaurants – 0.0%
YUM! Brands, Inc.,
4.250%, 9–15–15	250	264

Retail Stores – 0.1%
Dollar General Corporation:
4.125%, 7–15–17	450	478
1.875%, 4–15–18	1,000	967

		1,445

Semiconductors – 0.1%
Broadcom Corporation,
2.700%, 11–1–18	1,000	1,011

Soft Drinks – 0.5%
PepsiCo, Inc.:
0.700%, 8–13–15	2,500	2,503
2.250%, 1–7–19	6,500	6,515

		9,018

Specialized Finance – 0.1%
PACCAR Financial Corp.,
0.378%, 5–5–15 (D)	1,000	1,001

Specialty Chemicals – 0.1%
RPM International Inc.,
3.450%, 11–15–22	1,000	912
Sherwin-Williams Company (The),
1.350%, 12–15–17	750	730

		1,642

Systems Software – 0.1%
CA, Inc.,
2.875%, 8–15–18	2,850	2,841

Trucking – 0.2%
Ryder System, Inc.:
2.450%, 11–15–18	2,250	2,224
2.350%, 2–26–19	1,000	979

		3,203

Wireless – 0.0%
Virgin Media Finance plc,
4.875%, 2–15–22	284	247

Wireless Telecommunication Service – 0.3%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	1,200	1,239
American Tower Corporation:
4.625%, 4–1–15	500	523
4.700%, 3–15–22	1,400	1,397
Crown Castle International Corp.,
5.250%, 1–15–23	1,046	1,025

		4,184

TOTAL CORPORATE DEBT SECURITIES – 19.5%		$321,349
(Cost: $320,393)

OTHER GOVERNMENT SECURITIES
Canada – 0.0%
TransCanada PipeLines Ltd,
0.750%, 1–15–16	500	499

Qatar – 0.1%
State of Qatar,
3.125%, 1–20–17 (C)	1,000	1,047

Supranational – 0.0%
International Bank for Reconstruction and Development,
2.375%, 5–26–15	450	463

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$2,009
(Cost: $1,947)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	70	73
5.000%, 1–1–18	40	43
5.500%, 4–1–18	7	8
6.500%, 10–1–28	68	77
6.500%, 2–1–29	10	11
7.000%, 11–1–31	69	80
6.500%, 2–1–32	54	62
7.000%, 2–1–32	90	103
7.000%, 3–1–32	39	46
7.000%, 7–1–32	48	53
6.000%, 9–1–32	208	234
6.500%, 9–1–32	44	50

5.500%, 5–1–33	75	83
5.500%, 6–1–33	45	49

		972

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$972
(Cost: $884)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.8%
United States Treasury Notes:
4.250%, 8–15–15	3,000	3,192
0.375%, 1–15–16	14,000	13,994
0.625%, 7–15–16	8,000	8,009
0.875%, 1–31–17	3,000	3,003
0.625%, 5–31–17	8,500	8,388
1.375%, 11–30–18	10,000	9,845

		46,431

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.8%		$46,431
(Cost: $46,346)

SHORT-TERM SECURITIES
Commercial Paper – 5.0%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.080%, 1–16–14 (E)	10,000	9,999
Diageo Capital plc (GTD by Diageo plc),
0.180%, 1–3–14 (E)	5,000	5,000
Exxon Mobil Corporation:
0.020%, 1–6–14 (E)	5,000	5,000
0.050%, 1–27–14 (E)	5,000	5,000
Federal Home Loan Bank,
0.050%, 2–24–14 (E)	5,500	5,500
General Mills, Inc.,
0.070%, 1–2–14 (E)	2,693	2,693
Illinois Tool Works Inc.,
0.110%, 1–24–14 (E)	5,000	5,000
Kellogg Co.,
0.130%, 1–8–14 (E)	5,000	5,000
Nestle Finance International Ltd. (GTD by Nestle S.A.):
0.060%, 1–13–14 (E)	8,000	7,999
0.070%, 1–22–14 (E)	5,000	5,000
Sysco Corporation,
0.170%, 1–10–14 (E)	10,000	9,999
Unilever Capital Corporation (GTD by Unilever N.V.),
0.020%, 1–6–14 (E)	5,000	5,000
Wal-Mart Stores, Inc.:
0.060%, 1–6–14 (E)	5,000	5,000
0.070%, 1–13–14 (E)	5,000	5,000

		81,190

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (F)	3,301	3,301

Municipal Obligations – Taxable – 0.3%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.040%, 1–1–14 (F)	1,000	1,000
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.040%, 1–7–14 (F)	1,400	1,400
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.050%, 1–7–14 (F)	1,400	1,400

		3,800

TOTAL SHORT-TERM SECURITIES – 5.4%		$88,291
(Cost: $88,291)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,638,924
(Cost: $1,364,979)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		6,533

NET ASSETS – 100.0%		$1,645,457

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $55,792 or 3.4% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(E)	Rate shown is the yield to maturity at December 31, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,179,872	$—	$—
Corporate Debt Securities	—	321,349	—
Other Government Securities	—	2,009	—
United States Government Agency Obligations	—	972	—
United States Government Obligations	—	46,431	—
Short-Term Securities	—	88,291	—
Total	$1,179,872	$459,052	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,364,979
Gross unrealized appreciation	276,939
Gross unrealized depreciation	(2,994)
Net unrealized appreciation	$273,945

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Diversified Banks – 0.7%
Wells Fargo & Company, 5.850%	173	$4,082

Specialized REITs – 0.4%
Ventas, Inc., 5.450%	100	2,134

TOTAL PREFERRED STOCKS – 1.1%		$6,216
(Cost: $6,830)

ASSET-BACKED SECURITIES	Principal
Ally Auto Receivable Trust 2010–1B, 3.290%, 3–15–15 (A)	$1,956	1,958
America West Airlines, Inc., Pass Through Certificates, Series 1999–1, 7.930%, 1–2–19	971	1,042
America West Airlines, Inc., Pass Through Certificates, Series 2000–1, 8.057%, 7–2–20	1,309	1,400
American Airlines Class B Pass Through Certificates, Series 2013–2, 5.600%, 7–15–20 (A)	3,700	3,736
American Airlines, Inc. Class A Pass Through Certificates, Series 2013–2, 4.950%, 1–15–23 (A)	3,000	3,127
American Airlines, Inc. Class Pass Through Certificates, Series 2011–1, 5.250%, 1–31–21	1,481	1,567
American Express Credit Account Master Trust Series 2012–2, 0.990%, 3–15–18	1,855	1,861
AmeriCredit Automobile Receivables Trust 2010–4, Series E, 4.200%, 11–8–16	2,000	2,062
AmeriCredit Automobile Receivables Trust 2011–1, Series C, 2.850%, 8–8–16	1,380	1,403
Connecticut Avenue Securities, Series 2013– C01, 2.165%, 10–25–23 (B)	1,219	1,225
Continental Airlines 2001–1 A–1, 8.048%, 11–1–20	1,023	1,170
Continental Airlines Pass Through Certificates, Series 2009–2, 7.250%, 11–10–19	628	719
Continental Airlines Pass Through Certificates, Series 2010–1B, 6.000%, 1–12–19	744	752
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012–1B, 6.250%, 4–11–20	949	992
CountryPlace Manufactured Housing Contract Trust 2005–1: 4.800%, 12–15–35 (A)(B)	532	543
5.200%, 12–15–35 (A)(B)	300	324
CVS Caremark Corporation Pass–Through Trust: 6.036%, 12–10–28	4,058	4,454
6.943%, 1–10–30	1,177	1,347
Delta Air Lines, Inc. Pass–Through Certificates, Series 2012–1A, 4.750%, 5–7–20	1,209	1,294
Delta Air Lines, Inc. Pass–Through Certificates, Series 2012–1B, 6.875%, 5–7–19 (A)	1,986	2,135

Extended Stay America Trust Commercial Mortgage Pass–Through Certificates, Series 2013–ESH MZ, 2.295%, 12–5–31 (A)	2,000	1,969
Fan Engine Securitization Limited Series 2013–1X, 3.000%, 10–15–19 (A)	1,337	1,333
GE Equipment Transportation LLC, Series 2013–2, 1.820%, 10–25–21	3,000	2,978
Green Tree Financial Corporation, Manufactured Housing Contract, Pass– Through Certificates, Series 1993–3 A7, 6.400%, 10–15–18	20	21
Green Tree Financial Corporation, Manufactured Housing Contract, Pass– Through Certificates, Series 1994–5 A5, 8.300%, 11–15–19	14	14
Green Tree Financial Corporation, Manufactured Housing Contract, Pass– Through Certificates, Series 1996–4 A6, 7.400%, 6–15–27	305	310
Hawaiian Airlines Pass Through Certificates, Series 2013–1, 4.950%, 1–15–22	2,500	2,294
Origen Manufactured Housing Contract Trust 2004–A, 5.700%, 1–15–35	536	569
Origen Manufactured Housing Contract Trust 2004–B, 5.730%, 11–15–35 (B)	617	649
Origen Manufactured Housing Contract Trust 2005–A, 5.860%, 6–15–36 (B)	68	72
Origen Manufactured Housing Contract Trust 2005–B, 5.910%, 1–15–37	700	731
Prestige Auto Receivables Trust 2012–1, Class A–2, 1.230%, 12–15–15 (A)	464	465
Santander Consumer Acquired Receivables Trust 2011–S1, 3.150%, 8–15–16 (A)	2,226	2,229
Tal Advantage V LLC, 2.830%, 2–22–38 (A)	2,218	2,153
US Airways, Inc. Class A Pass–Through Certificates, Series 2012–1, 5.900%, 10–1–24	970	1,057
US Airways, Inc. Class C Pass–Through Certificates, Series 2012–2, 5.450%, 6–3–18	2,000	1,965
US Airways, Inc., Series 2012–2, Class A, 6.750%, 6–3–21	2,241	2,381

TOTAL ASSET-BACKED SECURITIES – 9.4%		$54,301
(Cost: $53,786)

CORPORATE DEBT SECURITIES
Aerospace & Defense – 0.2%
Textron Inc., 5.600%, 12–1–17	1,000	1,107

Airlines – 0.7%
British Airways plc, 5.625%, 6–20–20 (A)	1,475	1,542
United Air Lines, Inc., 10.400%, 11–1–16	527	598

US Airways Group, Inc. Class A, 6.250%, 4–22–23	1,132	1,237
US Airways Group, Inc. Class B, 8.500%, 4–22–17	698	761

		4,138

Apparel Retail – 0.4%
Limited Brands, Inc., 6.625%, 4–1–21	2,340	2,568

Application Software – 0.3%
Intuit Inc., 5.750%, 3–15–17	1,780	1,990

Auto Parts & Equipment – 0.7%
Dana Holding Corporation: 6.500%, 2–15–19	1,500	1,594
6.750%, 2–15–21	1,500	1,612
Delphi Corporation, 6.125%, 5–15–21	300	333
Tenneco Inc., 6.875%, 12–15–20	850	929

		4,468

Automobile Manufacturers – 0.4%
TRW Automotive Inc., 4.500%, 3–1–21 (A)	2,030	2,050

Banking – 0.7%
Ally Financial Inc., 5.500%, 2–15–17	2,500	2,706
Wells Fargo & Company, 5.375%, 11–2–43	1,325	1,352

		4,058

Cable & Satellite – 0.4%
LYNX I Corp., 5.375%, 4–15–21 (A)	2,300	2,300

Computer Hardware – 0.7%
Hewlett–Packard Company: 3.000%, 9–15–16	2,600	2,704
3.300%, 12–9–16	900	942

		3,646

Consumer Finance – 2.2%
AmeriGas Partners, L.P. and AmeriGas Finance Corp., 6.500%, 5–20–21	477	509
Discover Bank, 8.700%, 11–18–19	458	572
Discover Financial Services, 6.450%, 6–12–17	660	748
Ford Motor Credit Company LLC: 5.625%, 9–15–15	1,500	1,614
3.000%, 6–12–17	1,375	1,429
General Motors Financial Company, Inc.: 4.750%, 8–15–17 (A)	4,100	4,351
4.250%, 5–15–23 (A)	860	818
Hyundai Capital Services, Inc., 4.375%, 7–27–16 (A)	2,000	2,128
Union 13 Leasing LLC, 1.870%, 6–28–24	1,022	983

		13,152

Diversified Banks – 1.1%
Bank of America Corporation: 5.750%, 12–1–17	2,405	2,736
5.875%, 1–5–21	1,030	1,182
Bank of America, N.A., 5.300%, 3–15–17	2,039	2,247

		6,165

Electric Utilities – 0.9%
FirstEnergy Corp., 2.750%, 3–15–18	2,855	2,804
Southwestern Electric Power Company, 5.550%, 1–15–17	2,395	2,630

		5,434

Health Care Facilities – 0.3%
NYU Hospitals Center, 4.428%, 7–1–42	2,210	1,838

Health Care Supplies – 2.0%
Bio–Rad Laboratories, Inc., 4.875%, 12–15–20	4,300	4,377
Mallinckrodt International Finance S.A.: 3.500%, 4–15–18 (A)	3,420	3,353
4.750%, 4–15–23 (A)	2,090	1,926
Sinai Health System, 3.034%, 1–20–36	1,960	1,760

		11,416

Household Appliances – 0.5%
Stanley Black & Decker, Inc., 5.750%, 12–15–53	2,640	2,779

Industrial Conglomerates – 0.7%
CNH Capital LLC: 3.250%, 2–1–17 (A)	1,800	1,832
3.625%, 4–15–18	2,485	2,519

		4,351

Integrated Telecommunication Services – 1.3%
Verizon Communications Inc.: 4.500%, 9–15–20	1,655	1,770
5.150%, 9–15–23	1,620	1,737
6.550%, 9–15–43	3,730	4,349

		7,856

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The): 6.250%, 9–1–17	2,230	2,553
6.150%, 4–1–18	2,211	2,534
5.250%, 7–27–21	1,000	1,093
Morgan Stanley:
6.250%, 8–28–17	3,200	3,661
5.500%, 1–26–20	1,552	1,740
5.500%, 7–28–21	1,090	1,216

		12,797

Life & Health Insurance – 0.9%
Prudential Holdings LLC, 7.245%, 12–18–23 (A)	1,295	1,522
Symetra Financial Corporation, 6.125%, 4–1–16 (A)	3,350	3,566

		5,088

Life Insurance – 0.6%
Pacific LifeCorp, 5.125%, 1–30–43 (A)	4,025	3,688

Metal & Glass Containers – 0.8%
Ball Corporation: 7.375%, 9–1–19	500	540
6.750%, 9–15–20	2,720	2,958
5.750%, 5–15–21	1,070	1,126

		4,624

Multi–Utilities – 0.4%
CMS Energy Corporation, 8.750%, 6–15–19	1,825	2,307

Oil & Gas Refining & Marketing – 1.3%
NuStar Logistics, L.P., 7.900%, 4–15–18	4,000	4,530
Tesoro Corporation, 4.250%, 10–1–17	2,645	2,757

		7,287

Oil & Gas Storage & Transportation – 4.9%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP), 2.500%, 12–1–17	2,700	2,687
El Paso Natural Gas Company, 7.500%, 11–15–26	3,290	3,985
El Paso Pipeline Partners Operating Company, LLC, 5.000%, 10–1–21	690	722

Energy Transfer Partners, L.P.: 9.000%, 4–15–19	2,770	3,499
4.150%, 10–1–20	2,680	2,716
Enterprise Products Operating L.P., 5.750%, 3–1–35	3,226	3,401
Regency Energy Partners LP and Regency Energy Finance Corp., 6.500%, 7–15–21	3,000	3,180
Spectra Energy Partners, LP: 2.950%, 9–25–18	1,065	1,079
4.600%, 6–15–21	795	823
Sunoco Logistics Partners Operations L.P., 6.850%, 2–15–40	1,265	1,399
Western Gas Partners, LP, 5.375%, 6–1–21	1,890	2,022
Williams Companies, Inc. (The), 3.700%, 1–15–23	2,420	2,109
Williams Partners L.P., 7.250%, 2–1–17	770	888

		28,510

Oil Services – 0.5%
Whiting Petroleum Corporation, 5.000%, 3–15–19	2,790	2,853

Other Diversified Financial Services – 2.3%
Citigroup Funding Inc., 4.450%, 1–10–17	5,000	5,417
JPMorgan Chase Bank N.A.: 5.875%, 6–13–16	1,170	1,298
6.000%, 7–5–17	215	242
6.000%, 10–1–17	2,368	2,708
ULANI MSN 37894, 2.184%, 12–20–24	3,573	3,481

		13,146

Pharmaceuticals – 0.2%
Hospira, Inc., 5.200%, 8–12–20	1,110	1,150

Property & Casualty Insurance – 1.9%
Assurant, Inc., 2.500%, 3–15–18	1,990	1,943
Liberty Mutual Group, Inc.: 7.300%, 6–15–14 (A)	1,000	1,028
5.000%, 6–1–21 (A)	5,280	5,531
XL Capital Ltd., 6.250%, 5–15–27	2,075	2,320

		10,822

Railroads – 1.2%
BNSF Funding Trust I, 6.613%, 12–15–55	6,280	6,884

Real Estate Operating Companies – 0.2%
Helios Leasing I LLC, 2.018%, 5–29–24	1,265	1,226

Regional Banks – 1.9%
AmSouth Bancorporation, 5.200%, 4–1–15	1,000	1,048
HSBC Bank USA, N.A., 6.000%, 8–9–17	4,235	4,766
Santander Holdings USA, Inc., 3.000%, 9–24–15	865	893
SunTrust Banks, Inc., 0.528%, 8–24–15 (B)	4,225	4,190

		10,897

REITs – 1.9%
American Tower Trust I, 1.551%, 3–15–18 (A)	6,365	6,212
Colonial Realty Limited Partnership, 5.500%, 10–1–15 (A)	1,830	1,969
CubeSmart, L.P. (GTD by CubeSmart), 4.375%, 12–15–23	1,440	1,405

Retail Opportunity Investments Partnership, LP, 5.000%, 12–15–23	1,245		1,238

			10,824

Specialized Finance – 0.2%
International Lease Finance Corporation, 6.500%, 9–1–14 (A)	1,300		1,344

Specialized REITs – 0.8%
Health Care REIT, Inc., 4.125%, 4–1–19	2,830		2,978
Ventas Realty, LP and Ventas Capital Corp., 4.000%, 4–30–19	1,850		1,943

			4,921

Specialty Chemicals – 0.8%
Ashland Inc., 3.875%, 4–15–18	4,450		4,506

Telecommunications – 0.6%
SBA Tower Trust, 2.240%, 4–16–18 (A)	3,300		3,245

Trading Companies & Distributors – 0.3%
AmeriGas Finance Corp. and AmeriGas Finance LLC, 6.750%, 5–20–20	1,500		1,639

Trucking – 0.2%
Tagua Leasing, LLC, 1.900%, 7–12–24	1,169		1,126

Wireless – 0.2%
T–Mobile USA, Inc., 6.500%, 1–15–24	1,000		1,013

Wireless Telecommunication Service – 1.0%
Crown Castle International Corp., 6.113%, 1–15–20 (A)	4,050		4,536
MetroPCS Communications, Inc., 6.625%, 4–1–23 (A)	1,500		1,549

			6,085

TOTAL CORPORATE DEBT SECURITIES – 38.8%			$225,298
(Cost: $220,774)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage–Backed Securities – 6.5%
7 WTC Depositor, LLC Trust 2012–WTC Commercial Mortgage Pass–Through Certificates, Series 2012–7WTC, 4.082%, 3–13–31 (A)	2,340		2,433
Banco Hipotecario Nacional: 7.916%, 7–25–09 (A)(C)	31		–	*
0.000%, 3–25–12 (A)(C)(D)	10		–	*
7.540%, 5–31–17 (A)(C)	–	*	–
BB–UBS Trust 2012–SHOW, Commercial Mortgage Pass–Through Certificates, Series 2012 Class A, 3.430%, 11–5–36 (A)	2,850		2,607
BB–UBS Trust 2012–SHOW, Commercial Mortgage Pass–Through Certificates, Series 2012 Class D, 4.026%, 11–5–36 (A)(B)	1,425		1,242
Bear Stearns Commercial Mortgage Securities Trust 2004–PWR4, 5.468%, 6–11–41 (B)	931		936
Bear Stearns Mortgage Securities Inc., 8.000%, 11–25–29	169		155
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass–Through Certificates, Series 2013–SMPA, 2.110%, 1–12–18 (A)	1,290		1,293

Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass–Through Certificates, Series 2013–SMPD, 2.911%, 1–12–18 (A)(B)	1,240	1,214
GS Mortgage Securities Corporation Trust Commercial Mortgage Pass–Through Certificates Series 2012–BWTR, 3.329%, 11–5–34 (A)(B)	1,000	901
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass– Through Notes 2006–1, 5.506%, 11–11–38 (A)	812	634
Hometown Commercial Trust 2007–1, Commercial Mortgage–Backed Notes, Series 2007–1, 6.057%, 6–11–39 (A)	205	121
J.P. Morgan Chase Commercial Mortgage Securities Trust 2009–IWST, Commercial Mortgage Pass–Through Certificates, Series 2009–IWST: 1.956%, 12–5–27 (A)(B)	5,942	583
7.151%, 12–5–27 (A)	1,425	1,673
7.694%, 12–5–27 (A)(B)	2,600	3,094
Mellon Residential Funding, 6.750%, 6–25–28	1	1
Morgan Stanley Capital I Trust 2012–C4, 3.773%, 3–15–45	945	937
Multi Security Asset Trust LP, Commercial Mortgage–Backed Securities Pass– Through Certificates, Series 2005–RR4: 5.000%, 11–28–35 (A)	704	706
5.880%, 11–28–35 (A)(B)	1,280	1,242
OBP Depositor LLC Trust, Commercial Mortgage Pass–Through Certificates, Series 2010–OBP, 2.710%, 2–17–26 (A)	800	741
Queens Center Mortgage Trust 2013–QC, 3.275%, 1–11–37 (A)	3,010	2,741
UBS–Barclays Commerical Mortgage Trust, Ser 2012–C3 A4, 3.091%, 8–10–49	2,885	2,752
Vornado DP LLC Trust 2010, Commercial Mortgage Pass–Through Certificates, Series 2010–VNO, 5.280%, 9–13–28 (A)	1,200	1,296
Wachovia Bank Commerical Mortgage Trust, Commerical Mortgage Pass–Through Certificates, Ser 2004–C15, 4.803%, 10–15–41	1,565	1,600
Wells Fargo Commerical Mortgage Trust, Ser 2012–LC5 A3, 2.918%, 10–15–45	3,173	2,989
WFRBS Commercial Mortgage Trust 2001–C2 A–2, 3.791%, 2–15–44 (A)	1,485	1,557
WFRBS Commercial Mortgage Trust 2011– C5, 3.667%, 11–15–44 (B)	1,135	1,148
WFRBS Commercial Mortgage Trust 2012– C10, Class A–3, 2.870%, 11–15–45	3,539	3,312

		37,908

Other Mortgage–Backed Securities – 1.5%
ABFS Mortgage Loan Trust 2001–2, 7.490%, 12–25–31 (B)	462	396
Asset Securitization Corporation, 7.431%, 2–14–43 (B)	12	12
Banc of America Alternative Loan Trust 2003– 05, 5.500%, 7–25–33	315	4
Banc of America Alternative Loan Trust 2005– 06, 6.000%, 7–25–35	440	49
Banc of America Mortgage Trust 2003–09, 5.500%, 12–25–33	469	235

Banc of America Mortgage Trust 2004–03, 4.875%, 4–25–19	84	81
Bank of America Mortgage Securities, Inc., Mortgage Pass–Through Certificates, Series 2003–3, 5.500%, 5–25–33	644	662
C–Bass 2006–MH1 Trust: 5.929%, 10–25–36 (A)(B)	88	90
5.970%, 10–25–36 (A)(B)	420	422
CHL Mortgage Pass–Through Trust 2004–J4, 5.250%, 5–25–34	162	149
Collateralized Mortgage Obligation Trust, 5.000%, 7–1–18	8	8
CWHEQ Home Equity Loan Trust, Series 2007–S2, 5.934%, 5–25–37 (B)	317	271
First Horizon Mortgage Pass–Through Trust 2003–8, 5.162%, 10–25–33 (B)	135	25
First Horizon Mortgage Pass–Through Trust 2007–4, 5.500%, 8–25–22	73	70
GMACM Home Equity Loan Trust 2007–HE1, 5.952%, 8–25–37 (B)	570	490
J.P. Morgan Mortgage Trust 2004–A3, 2.755%, 7–25–34 (B)	211	209
Merrill Lynch Mortgage Investors, Inc. Mortgage Pass–Through Certificates Series 1997–C2, 6.250%, 12–10–29	537	538
Morgan Stanley Capital I Trust 2012–STAR Class A–2, 3.201%, 8–5–34 (A)	1,350	1,280
Morgan Stanley Capital I Trust 2012–STAR Class B, 3.451%, 8–5–34 (A)	930	872
Morgan Stanley Capital I Trust, Series 2012– C4, 1.085%, 3–15–45	331	332
Prudential Home Mortgage Securities: 6.730%, 4–28–24 (A)(B)	1	1
7.882%, 9–28–24 (A)(B)	3	2
RASC Series 2003–KS10 Trust, 6.410%, 12–25–33	178	67
RFMSI Series 2004–S5 Trust, 4.500%, 5–25–19	140	133
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass–Through Certificates, Series 1997–HUD1, 7.750%, 12–25–30 (B)	742	501
Structured Adjustable Rate Mortgage Loan Trust, Series 2005–21, 5.134%, 11–25–35 (B)	937	37
Structured Asset Mortgage Investments, Inc., 2.524%, 5–2–30 (B)	7	2
TimberStar Trust I, 6.208%, 10–15–36 (A)	1,560	1,639

		8,577

TOTAL MORTGAGE–BACKED SECURITIES – 8.0%		$46,485
(Cost: $51,023)

MUNICIPAL BONDS – TAXABLE
Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A, 7.016%, 10–1–40	520	574

New Jersey – 0.1%
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2010C, 5.754%, 12–15–28	760	822

New York – 1.2%
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10–1–62	3,110	2,651
Port Auth of NY and NJ Consolidated Bonds, 168th Ser, 4.926%, 10–1–51	3,550	3,352
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T, 3.435%, 12–15–25	470	466

		6,469

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9–1–40	1,205	1,176

TOTAL MUNICIPAL BONDS – TAXABLE – 1.6%		$9,041
(Cost: $9,498)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.8%
Federal Farm Credit Bank, 2.990%, 2–4–28	5,600	4,806
Federal National Mortgage Association, 5.500%, 2–1–35	150	166

		4,972

Mortgage–Backed Obligations – 25.5%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 5.300%, 1–15–33	153	166
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates: 5.500%, 12–1–17	115	123
5.500%, 9–1–19	163	176
5.000%, 4–1–23	527	569
3.500%, 8–1–26	1,089	1,137
2.500%, 3–1–28	934	927
2.500%, 4–1–28	932	925
5.000%, 5–1–29	101	109
3.500%, 5–1–32	1,869	1,905
6.500%, 9–1–32	71	80
6.000%, 11–1–33	107	120
5.500%, 5–1–34	776	868
6.500%, 5–1–34	211	240
5.500%, 6–1–34	273	300
5.000%, 9–1–34	5	5
5.500%, 9–1–34	13	14
5.500%, 10–1–34	305	338
5.500%, 7–1–35	127	140
5.000%, 8–1–35	135	146
5.500%, 10–1–35	109	120
5.000%, 11–1–35	303	326
5.000%, 12–1–35	92	99
6.500%, 7–1–36	120	135
7.000%, 12–1–37	191	209
4.000%, 1–1–39 TBA	1,400	1,438
5.500%, 2–1–39	715	789
5.000%, 11–1–39	255	279
5.000%, 1–1–40	1,575	1,719
5.000%, 3–1–40	2,239	2,459
5.000%, 4–1–40	596	643
5.000%, 8–1–40	531	574
4.000%, 10–1–40	1,348	1,388
4.000%, 11–1–40	1,161	1,199
4.500%, 1–1–41	1,474	1,565
4.000%, 2–1–41	2,263	2,332
4.000%, 3–1–41	705	728
4.500%, 3–1–41	657	697
4.500%, 4–1–41	1,701	1,810
4.000%, 6–1–41	770	795
4.000%, 8–1–41	638	657
4.000%, 11–1–41	6,525	6,718

3.500%, 1–1–42	2,584	2,572
3.500%, 2–1–42	1,521	1,510
3.500%, 3–1–42	2,580	2,564
3.000%, 8–1–42	1,827	1,733
3.500%, 8–1–42	4,544	4,525
3.000%, 1–1–43	1,905	1,807
3.000%, 2–1–43	2,384	2,262
Federal National Mortgage Association Agency REMIC/CMO, 4.500%, 7–25–24	1,493	1,606
Federal National Mortgage Association Fixed Rate Pass–Through Certificates: 6.000%, 9–1–17	18	19
6.000%, 1–1–18	49	52
5.500%, 2–1–18	68	73
5.500%, 3–1–18	13	14
5.000%, 5–1–18	243	259
5.000%, 6–1–18	57	61
5.000%, 7–1–18	25	27
5.000%, 10–1–18	161	172
5.500%, 9–1–19	56	61
3.000%, 9–1–22	1,560	1,618
5.000%, 7–1–23	263	286
6.000%, 8–1–23	320	349
5.500%, 2–1–24	103	113
3.500%, 1–1–25 TBA	125	131
4.500%, 4–1–25	478	508
3.500%, 11–1–25	650	681
3.500%, 6–1–26	1,175	1,229
2.500%, 11–1–27	1,804	1,776
3.000%, 1–1–28	3,900	3,980
2.500%, 1–1–29	705	698
6.000%, 8–1–29	95	107
7.500%, 5–1–31	36	41
7.000%, 9–1–31	12	13
7.000%, 11–1–31	134	155
6.500%, 12–1–31	14	16
6.500%, 2–1–32	154	174
7.000%, 2–1–32	108	125
7.000%, 3–1–32	176	204
6.500%, 4–1–32	29	33
6.500%, 5–1–32	60	68
6.500%, 7–1–32	20	23
6.500%, 8–1–32	31	36
6.000%, 9–1–32	34	38
6.500%, 9–1–32	74	83
6.000%, 10–1–32	645	727
6.500%, 10–1–32	68	77
6.000%, 11–1–32	471	531
3.500%, 12–1–32	2,707	2,756
6.000%, 3–1–33	732	825
5.500%, 4–1–33	475	529
6.000%, 4–1–33	39	43
5.500%, 5–1–33	67	74
6.000%, 6–1–33	263	292
6.500%, 8–1–33	21	23
6.000%, 10–1–33	44	48
6.000%, 12–1–33	138	155
5.500%, 1–1–34	148	164
5.500%, 1–1–34	139	154
6.000%, 1–1–34	92	103
5.000%, 3–1–34	535	582
5.000%, 3–1–34	67	73
5.500%, 3–1–34	56	63
5.500%, 4–1–34	60	66
5.000%, 5–1–34	32	35
6.000%, 8–1–34	170	190
5.500%, 9–1–34	358	394
6.000%, 9–1–34	173	194
6.500%, 9–1–34	208	231

5.500%, 11–1–34	614	676
6.000%, 11–1–34	219	246
6.500%, 11–1–34	15	17
5.000%, 12–1–34	862	937
5.500%, 1–1–35	431	480
5.500%, 1–1–35	143	159
5.500%, 2–1–35	966	1,076
6.500%, 3–1–35	290	327
5.000%, 4–1–35	164	178
5.500%, 4–1–35	301	331
4.500%, 5–1–35	613	651
5.500%, 6–1–35	14	16
4.500%, 7–1–35	444	472
5.000%, 7–1–35	992	1,077
5.000%, 7–1–35	211	227
5.500%, 7–1–35	138	152
5.500%, 8–1–35	19	21
5.500%, 10–1–35	581	650
5.500%, 11–1–35	357	392
5.500%, 12–1–35	380	419
5.000%, 2–1–36	95	103
5.500%, 2–1–36	402	430
6.500%, 2–1–36	109	122
5.500%, 9–1–36	426	468
5.500%, 11–1–36	215	236
6.000%, 11–1–36	132	147
6.000%, 1–1–37	104	116
6.000%, 5–1–37	226	254
5.500%, 6–1–37	103	115
6.000%, 8–1–37	151	167
6.000%, 9–1–37	140	158
7.000%, 10–1–37	17	19
5.500%, 3–1–38	365	408
5.000%, 4–1–38	440	484
5.500%, 5–1–38	182	201
6.000%, 10–1–38	505	560
6.000%, 12–1–38	305	339
4.500%, 6–1–39	270	287
5.000%, 12–1–39	597	659
5.500%, 12–1–39	475	527
5.000%, 3–1–40	1,519	1,663
6.000%, 6–1–40	307	339
4.500%, 10–1–40	1,335	1,415
4.000%, 12–1–40	1,854	1,910
3.500%, 4–1–41	2,591	2,578
4.000%, 4–1–41	1,624	1,676
4.500%, 4–1–41	3,313	3,531
5.000%, 4–1–41	376	413
4.500%, 7–1–41	1,825	1,936
4.000%, 8–1–41	1,376	1,418
4.000%, 9–1–41	2,216	2,286
4.000%, 10–1–41	2,134	2,202
3.500%, 11–1–41	4,538	4,516
3.500%, 1–1–42 TBA	4,736	4,706
3.000%, 3–1–42	1,647	1,566
3.000%, 9–1–42	2,787	2,648
3.500%, 2–1–43	1,908	1,901
3.500%, 3–1–43	2,791	2,778
3.500%, 7–1–43	3,092	3,045
3.000%, 8–1–43	993	934
Government National Mortgage Association Agency REMIC/CMO: 0.253%, 3–16–34 (B)(E)	1,212	3
0.643%, 7–16–40 (B)(E)	721	16
0.000%, 3–16–42 (B)(D)(E)	707	–	*
0.384%, 6–17–45 (B)(E)	4,051	49

Government National Mortgage Association Fixed Rate Pass–Through Certificates: 6.250%, 7–15–24	87	98
4.000%, 8–20–31	907	929
5.000%, 7–15–33	284	310
5.000%, 7–15–34	218	238
5.500%, 12–15–34	291	323
5.000%, 1–15–35	337	369
5.000%, 12–15–35	520	570
4.000%, 6–20–36	1,247	1,299
5.500%, 7–15–38	291	320
5.500%, 10–15–38	324	367
5.500%, 2–15–39	192	211
5.000%, 12–15–39	211	234
5.000%, 1–15–40	1,677	1,836
4.500%, 6–15–40	720	780
5.000%, 7–15–40	602	655
4.000%, 12–20–40	797	836
4.000%, 1–15–41	1,270	1,324
4.000%, 10–15–41	770	805
3.500%, 10–20–43	1,493	1,510
3.000%, 1–1–44	365	352
3.500%, 1–1–44	1,500	1,512
United States Department of Veterans Affairs, Guaranteed REMIC Pass–Through Certificates, Vendee Mortgage Trust, 1995–1 Class 1, 7.224%, 2–15–25 (B)	102	115
United States Department of Veterans Affairs, Guaranteed REMIC Pass–Through Certificates, Vendee Mortgage Trust, 1995–1 Class 2, 7.793%, 2–15–25	30	34

		147,958

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 26.3%		$152,930
(Cost: $156,577)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 12.2%
United States Treasury Bonds: 5.375%, 2–15–31(F)	4,940	6,038
3.625%, 8–15–43	18,450	17,352
United States Treasury Notes: 0.250%, 9–30–15	6,315	6,309
0.250%, 10–31–15	3,465	3,460
0.625%, 9–30–17	12,865	12,595
1.250%, 11–30–18	16,970	16,597
1.750%, 10–31–20	1,975	1,892
2.750%, 11–15–23	6,945	6,782

		71,025

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.2%		$71,025
(Cost: $71,752)

SHORT–TERM SECURITIES
Commercial Paper – 3.8%
Air Products and Chemicals, Inc., 0.100%, 1–17–14 (G)	5,000	5,000
Bemis Company, Inc., 0.250%, 1–24–14 (G)	3,000	2,999
Exxon Mobil Corporation, 0.050%, 1–27–14 (G)	5,000	5,000
General Mills, Inc., 0.070%, 1–2–14 (G)	1,993	1,993
Unilever Capital Corporation (GTD by Unilever N.V.), 0.020%, 1–6–14 (G)	2,000	2,000
Wal–Mart Stores, Inc., 0.070%, 1–13–14 (G)	5,000	5,000

		21,992

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (H)	3,160	3,160

TOTAL SHORT–TERM SECURITIES – 4.3%		$25,152
(Cost: $25,152)

TOTAL INVESTMENT SECURITIES – 101.7%		$590,448
(Cost: $595,392)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7%)		(9,957)

NET ASSETS – 100.0%		$580,491

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $102,846 or 17.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(C)	Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Zero coupon bond.

(E)	Interest–only security. Amount shown as principal represents notional amount for computation of interest.

(F)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(G)	Rate shown is the yield to maturity at December 31, 2013.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at December 31, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
U.S. 10–Year Treasury Note	Short	3–20–14	160	$(19,687)	$359
U.S. Treasury Long Bond	Short	3–31–14	63	(8,084)	134
				$(27,771)	$493

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$6,216	$—	$—
Asset-Backed Securities	—	25,368	28,933
Corporate Debt Securities	—	216,630	8,668
Mortgage-Backed Securities	—	43,915	2,570
Municipal Bonds	—	9,041	—
United States Government Agency Obligations	—	152,930	—	*
United States Government Obligations	—	71,025	—
Short-Term Securities	—	25,152	—
Total	$6,216	$544,061	$40,171
Futures Contracts	$493	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Debt Securities	Mortgage-Backed Securities	United States Government Agency Obligations
Beginning Balance 4-1-13	$28,308	$3,065	$2,743	$—	*
Net realized gain (loss)	64	—	(22)	—
Net change in unrealized appreciation (depreciation)	(502)	(15)	52	—	*
Purchases	17,666	1,491	32	—
Sales	(16,557)	(405)	(237)	—
Amortization/Accretion of premium/discount	(46)	(46)	2	—
Transfers into Level 3 during the period	—	4,578	—	—
Transfers out of Level 3 during the period	—	—	—	—
Ending Balance 12-31-13	$28,933	$8,668	$2,570	$—	*
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$(476)	$(15)	$52	$—	*

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13		Valuation Technique(s)	Unobservable Input(s)
Assets
Asset-Backed Securities	$28,933		Third-party valuation service	Broker quotes
Corporate Debt Securities	$8,668		Third-party valuation service	Broker quotes
Mortgage-Backed Securities	$2,570		Third-party valuation service	Broker quotes
United States Government Agency Obligations	$—	*	Broker	Broker quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$595,392
Gross unrealized appreciation	12,384
Gross unrealized depreciation	(17,328)
Net unrealized depreciation	$(4,944)

SCHEDULE OF INVESTMENTS
Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel Retail – 0.7%
Limited Brands, Inc.	99	$6,092

Apparel, Accessories & Luxury Goods – 2.0%
Polo Ralph Lauren Corporation	94	16,615

Application Software – 2.6%
Adobe Systems Incorporated (A)	359	21,473

Biotechnology – 2.9%
Alexion Pharmaceuticals, Inc. (A)	104	13,785
Biogen Idec Inc. (A)	39	10,798

		24,583

Brewers – 3.1%
Anheuser-Busch InBev S.A., ADR	240	25,582

Broadcasting – 2.6%
CBS Corporation, Class B	347	22,101

Cable & Satellite – 4.8%
Comcast Corporation, Class A	413	21,461
Time Warner Cable Inc.	144	19,566

		41,027

Communications Equipment – 1.5%
F5 Networks, Inc. (A)	91	8,296
Nokia Corporation, Series A, ADR	518	4,199

		12,495

Construction & Farm Machinery & Heavy Trucks – 2.5%
Cummins Inc.	152	21,413

Consumer Electronics – 1.4%
Harman International Industries, Incorporated	143	11,696

Data Processing & Outsourced Services – 2.9%
MasterCard Incorporated, Class A	29	24,479

Diversified Banks – 3.7%
Bank of America Corporation	1,997	31,096

Diversified Chemicals – 3.6%
Dow Chemical Company (The)	460	20,438
PPG Industries, Inc.	52	9,881

		30,319

Footwear – 1.1%
NIKE, Inc., Class B	117	9,217

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	183	15,060

Hypermarkets & Super Centers – 1.6%
Costco Wholesale Corporation	113	13,496

Industrial Machinery – 5.9%
Pall Corporation	275	23,497
Pentair, Inc.	340	26,414

		49,911

Internet Retail – 1.2%
Amazon.com, Inc. (A)	25	10,010

Internet Software & Services – 2.7%
Facebook, Inc., Class A (A)	307	16,769
LinkedIn Corporation, Class A (A)	29	6,245

		23,014

IT Consulting & Other Services – 0.9%
Teradata Corporation (A)	162	7,365

Motorcycle Manufacturers – 2.9%
Harley-Davidson, Inc.	355	24,614

Movies & Entertainment – 2.6%
Twenty-First Century Fox, Inc.	627	21,698

Multi-Line Insurance – 3.3%
American International Group, Inc.	548	27,981

Oil & Gas Equipment & Services – 2.3%
National Oilwell Varco, Inc.	242	19,227

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	233	15,863

Oil & Gas Refining & Marketing – 2.9%
Phillips 66	320	24,643

Other Diversified Financial Services – 3.2%
Citigroup Inc.	510	26,592

Packaged Foods & Meats – 1.4%
Mead Johnson Nutrition Company	145	12,154

Pharmaceuticals – 6.7%
Bristol-Myers Squibb Company	372	19,778
Pfizer Inc.	588	18,005
Shire Pharmaceuticals Group plc, ADR	131	18,551

		56,334

Railroads – 6.1%
Canadian Pacific Railway Limited	207	31,247
Kansas City Southern	155	19,243

		50,490

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	298	13,671

Restaurants – 3.4%
Chipotle Mexican Grill, Inc., Class A (A)	28	14,971
YUM! Brands, Inc.	178	13,451

		28,422

Semiconductor Equipment – 3.0%
Applied Materials, Inc.	1,437	25,428

Semiconductors – 2.1%
Texas Instruments Incorporated	410	18,007

Specialty Chemicals – 1.5%
LyondellBasell Industries N.V., Class A	157	12,624

Tobacco – 2.7%
Philip Morris International Inc.	262	22,869

TOTAL COMMON STOCKS – 97.1%		$817,661
(Cost: $624,587)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.4%
Bemis Company, Inc., 0.230%, 1-10-14 (B)	$1,300	1,300
Diageo Capital plc (GTD by Diageo plc), 0.180%, 1-3-14 (B)	5,000	4,999
Illinois Tool Works Inc., 0.110%, 1-24-14 (B)	5,000	5,000
St. Jude Medical, Inc., 0.160%, 1-24-14 (B)	5,000	5,000
Wisconsin Gas LLC, 0.080%, 1-2-14 (B)	3,990	3,990

		20,289

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.091%, 1-7-14 (C)	2,433	2,433

TOTAL SHORT-TERM SECURITIES – 2.7%		$22,722
(Cost: $22,722)

TOTAL INVESTMENT SECURITIES – 99.8%		$840,383
(Cost: $647,309)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,620

NET ASSETS – 100.0%		$842,003

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$206,552	$—	$—
Consumer Staples	74,101	—	—
Energy	59,733	—	—
Financials	85,669	—	—
Health Care	80,917	—	—
Industrials	135,485	—	—
Information Technology	132,261	—	—
Materials	42,943	—	—
Total Common Stocks	$817,661	$—	$—
Short-Term Securities	—	22,722	—
Total	$817,661	$22,722	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$647,309
Gross unrealized appreciation	194,671
Gross unrealized depreciation	(1,597)
Net unrealized appreciation	$193,074

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Brazil – 0.0%
HRT Participacoes Em Petroleo S.A. (A)	284		$109

Canada – 3.6%
EnCana Corporation	724		13,074

France – 6.8%
Compagnie de Saint-Gobain	160		8,816
Renault S.A.	59		4,741
Vinci	164		10,766

			24,323

Germany – 6.0%
Deutsche Lufthansa AG	456		9,683
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	53		11,743

			21,426

Greece – 0.4%
Intralot S.A. Integrated Lottery Systems and Services	626		1,586

Hong Kong – 3.8%
First Pacific Company Limited	6,167		7,015
Henderson Land Development Company Limited	1,188		6,781

			13,796

Italy – 2.9%
Mediaset S.p.A.	2,186		10,363

Japan – 6.9%
Honda Motor Co., Ltd.	205		8,417
SANKYO Co., Ltd.	212		9,781
Sega Sammy Holdings Inc.	253		6,434

			24,632

Netherlands – 4.3%
TNT Express N.V.	852		7,909
TNT N.V.	1,289		7,357

			15,266

Russia – 1.2%
OAO LUKOIL, ADR	71		4,451

South Korea – 6.0%
Korea Tobacco & Ginseng Corporation (A)	48		3,403
LG Corp. (A)	100		6,066
Posco	39		12,210

			21,679

Spain – 0.8%
Gestevision Telecinco, S.A.	242		2,792

United Kingdom – 4.2%
BP plc, ADR	160		7,801
Group 4 Securicor plc	1,640		7,129

			14,930

United States – 25.0%
American International Group, Inc.	400		20,439
Bank of America Corporation	897		13,974
Berkshire Hathaway Inc., Class A (A)	—	*	8,895

Chesapeake Energy Corporation	233	6,332
Citigroup Inc.	302	15,737
GameStop Corp, Class A	118	5,818
Microsoft Corporation	166	6,217
News Corporation, Class A (A)	660	11,888

		89,300

TOTAL COMMON STOCKS – 71.9%		$257,727
(Cost: $190,290)

PREFERRED STOCKS
United States – 2.7%
Chesapeake Energy Corporation, 5.75% Cumulative (B)	8	9,822

TOTAL PREFERRED STOCKS – 2.7%		$9,822
(Cost: $8,476)

WARRANTS
United States – 1.4%
JPMorgan Chase & Co., Expires 10–28–18 (C)	252	4,896

TOTAL WARRANTS – 1.4%		$4,896
(Cost: $3,035)

CORPORATE DEBT SECURITIES	Principal
Canada – 2.0%
BlackBerry Limited, Convertible, 6.000%, 11–30–20 (B)	$7,020	7,020

TOTAL CORPORATE DEBT SECURITIES – 2.0%		$7,020
(Cost: $7,020)

OTHER GOVERNMENT SECURITIES
Greece – 0.1%
Hellenic Republic:
2.000%, 2–24–23 (D)	EUR18	16
2.000%, 2–24–24 (D)	18	16
2.000%, 2–24–25 (D)	18	15
2.000%, 2–24–26 (D)	18	15
2.000%, 2–24–27 (D)	18	15
2.000%, 2–24–28 (D)	19	15
2.000%, 2–24–29 (D)	19	15
2.000%, 2–24–30 (D)	19	15
2.000%, 2–24–31 (D)	19	14
2.000%, 2–24–32 (D)	19	14
2.000%, 2–24–33 (D)	19	14
2.000%, 2–24–34 (D)	19	14
2.000%, 2–24–35 (D)	19	14
2.000%, 2–24–36 (D)	19	14
2.000%, 2–24–37 (D)	19	14
2.000%, 2–24–38 (D)	19	14
2.000%, 2–24–39 (D)	19	14
2.000%, 2–24–40 (D)	19	14
2.000%, 2–24–41 (D)	19	13
2.000%, 2–24–42 (D)	19	14
0.000%, 10–15–42 (D)(E)	378	6

		295

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$295
(Cost: $88)

SHORT-TERM SECURITIES
Commercial Paper – 17.5%
Fannie Mae Discount Notes,
0.020%, 1–10–14 (F)	$1,400	1,400
Federal Home Loan Bank:
0.010%, 1–15–14 (F)	1,687	1,687
0.030%, 1–16–14 (F)	1,200	1,200
0.030%, 1–24–14 (F)	18,050	18,050
0.060%, 2–12–14 (F)	9,700	9,699
0.060%, 2–14–14 (F)	1,500	1,500
0.050%, 2–21–14 (F)	22,350	22,348
0.050%, 2–28–14 (F)	800	800
0.040%, 3–21–14 (F)	600	600
Federal Home Loan Mortgage Corporation, 0.065%, 1–6–14 (F)	1,000	1,000
Freddie Mac Discount Notes:
0.050%, 1–14–14 (F)	4,227	4,227
0.030%, 1–27–14 (F)	305	305

		62,816

United States Government Agency Obligations – 3.0%
Overseas Private Investment Corporation (GTD by United States Government):
0.120%, 1–1–14 (G)	3,284	3,284
0.120%, 1–7–14 (G)	3,605	3,637
0.120%, 1–7–14 (G)	2,000	2,000
0.120%, 1–7–14 (G)	1,279	1,279
0.120%, 1–7–14 (G)	613	613

		10,813

TOTAL SHORT-TERM SECURITIES – 20.5%		$73,629
(Cost: $73,595)

TOTAL INVESTMENT SECURITIES – 98.6%		$353,389
(Cost: $282,504)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		5,137

NET ASSETS – 100.0%		$358,526

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $16,842 or 4.7% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(E)	Zero coupon bond.

(F)	Rate shown is the yield to maturity at December 31, 2013.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Royal Bank of Canada	933,600	1-8-14	$376	$—
Sell	Japanese Yen	Citibank N.A.	1,166,000	3-12-14	832	—
Sell	Japanese Yen	Citibank N.A.	242,750	6-4-14	51	—
					$1,259	$—
Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$61,820	$—	$—
Consumer Staples	3,403	—	—
Energy	31,766	—	—
Financials	84,584	—	—
Industrials	57,727	—	—
Information Technology	6,217	—	—
Materials	12,210	—	—
Total Common Stocks	$257,727	$—	$—
Preferred Stocks	—	9,822	—
Warrants	4,896	—	—
Corporate Debt Securities	—	—	7,020
Other Government Securities	—	295	—
Short-Term Securities	—	73,629	—
Total	$262,623	$83,746	$7,020
Forward Foreign Currency Contracts	$—	$1,259	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Short-Term Securities
Beginning Balance 4-1-13	$—	$3,259
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	—
Purchases	7,020	—
Sales	—	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	(3,259)
Ending Balance 12-31-13	$7,020	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$—	$—

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$7,020	Broker	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$282,504
Gross unrealized appreciation	76,860
Gross unrealized depreciation	(5,975)
Net unrealized appreciation	$70,885

SCHEDULE OF INVESTMENTS
Ivy Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.7%
Omnicom Group Inc. (A)	88	$6,530

Aerospace & Defense – 6.3%
Boeing Company (The)	62	8,401
Honeywell International Inc.	94	8,585
Lockheed Martin Corporation	35	5,196
Meggitt plc (B)	200	1,751

		23,933

Apparel Retail – 2.3%
Limited Brands, Inc.	141	8,742

Asset Management & Custody Banks – 1.2%
Northern Trust Corporation	73	4,543

Auto Parts & Equipment – 1.0%
Allison Transmission Holdings, Inc.	142	3,910

Brewers – 3.3%
Anheuser-Busch InBev S.A., ADR	117	12,461

Cable & Satellite – 4.0%
Comcast Corporation, Class A	172	8,912
Time Warner Cable Inc.	45	6,152

		15,064

Casinos & Gaming – 2.5%
Wynn Resorts, Limited	50	9,620

Communications Equipment – 1.6%
Cisco Systems, Inc.	266	5,976

Computer Hardware – 1.5%
Apple Inc.	10	5,723

Construction & Farm Machinery & Heavy Trucks – 1.2%
Caterpillar Inc.	51	4,654

Consumer Finance – 1.6%
Capital One Financial Corporation	77	5,922

Data Processing & Outsourced Services – 2.9%
Paychex, Inc.	92	4,191
Visa Inc., Class A	30	6,736

		10,927

Distillers & Vintners – 2.2%
Diageo plc, ADR	62	8,237

Diversified Banks – 2.3%
Wells Fargo & Company	191	8,665

Diversified Chemicals – 3.5%
Dow Chemical Company (The)	133	5,894
PPG Industries, Inc.	38	7,141

		13,035

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	119	9,798

Household Products – 1.5%
Colgate-Palmolive Company	89	5,823

Industrial Machinery – 3.6%
Eaton Corporation	76	5,804
Pentair, Inc.	102	7,884

		13,688

Integrated Oil & Gas – 3.0%
Exxon Mobil Corporation	58	5,835
Occidental Petroleum Corporation	57	5,387

		11,222

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The)	48	8,429

Oil & Gas Equipment & Services – 4.7%
National Oilwell Varco, Inc.	99	7,854
Schlumberger Limited	112	10,127

		17,981

Oil & Gas Storage & Transportation – 4.2%
Energy Transfer Equity, L.P.	56	4,610
MarkWest Energy Partners, L.P.	86	5,657
Phillips 66 Partners LP	34	1,290
Plains GP Holdings, L.P., Class A (A)	162	4,329

		15,886

Other Diversified Financial Services – 3.7%
JPMorgan Chase & Co.	241	14,066

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Company	78	6,517

Pharmaceuticals – 10.2%
Bristol-Myers Squibb Company	198	10,505
GlaxoSmithKline plc, ADR	111	5,937
Johnson & Johnson	88	8,042
Merck & Co., Inc.	109	5,470
Pfizer Inc.	289	8,837

		38,791

Property & Casualty Insurance – 2.2%
ACE Limited	82	8,469

Railroads – 3.9%
Kansas City Southern	38	4,675
Union Pacific Corporation	60	10,138

		14,813

Research & Consulting Services – 1.2%
Nielsen Holdings N.V.	100	4,607

Semiconductor Equipment – 2.0%
Applied Materials, Inc.	422	7,472

Semiconductors – 6.8%
Analog Devices, Inc.	116	5,903
Microchip Technology Incorporated	304	13,602
Texas Instruments Incorporated	146	6,409

		25,914

Specialty Chemicals – 1.5%
LyondellBasell Industries N.V., Class A	73	5,852

Tobacco – 2.5%
Philip Morris International Inc.	107	9,340

TOTAL COMMON STOCKS – 96.6%		$366,610
(Cost: $250,092)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.5%
Bemis Company, Inc., 0.250%, 1–24–14 (C)	$3,000	2,999
Exxon Mobil Corporation, 0.020%, 1–6–14 (C)	5,000	5,000
General Mills, Inc., 0.070%, 1–2–14 (C)	1,463	1,463

		9,462

Master Note – 0.6%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (D)	2,210	2,210

TOTAL SHORT-TERM SECURITIES – 3.1%		$11,672
(Cost: $11,673)

TOTAL INVESTMENT SECURITIES – 99.7%		$378,282
(Cost: $261,765)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,192

NET ASSETS – 100.0%		$379,474

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$366,610	$—	$—
Short-Term Securities	—	11,672	—
Total	$366,610	$11,672	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$261,765
Gross unrealized appreciation	116,940
Gross unrealized depreciation	(423)
Net unrealized appreciation	$116,517

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Equity Fund (formerly known as Ivy Pacific Opportunities Fund) (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

China – 31.2%
500.com Limited, Class A (A)	108	$3,825
58.com Inc., ADR (A)	106	4,053
AviChina Industry & Technology Company Limited, H Shares	12,296	7,152
Baidu.com, Inc., ADR (A)	103	18,259
Biostime International Holdings Limited	386	3,438
Bona Film Group Limited, ADR (A)	601	3,449
China Cinda Asset Management Co. Ltd., H Shares (A)(B)	37,908	23,661
China Foods Limited	11,712	4,969
China Life Insurance Company Limited (A)(B)	2,100	7,041
China Merchants Bank Co., Limited, H Shares	6,085	12,964
China Merchants Holdings (International) Company Limited	2,362	8,620
China Oilfield Services Limited	2,574	7,983
Fu Shou Yuan International Group Ltd (A)(B)	2,350	1,555
GOME Electrical Appliances Holding Limited	40,088	7,393
Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited, H Shares	1,584	5,546
Guodian Technology & Environment Group Corporation Limited	20,881	5,332
Haitong Securities Co., Ltd., H Shares	8,132	14,158
HC International, Inc. (A)	2,450	3,248
Jintian Pharmaceutical Group Limited (A)(B)	10,000	3,134
Ping An Insurance (Group) Company of China, Ltd., A Shares	1,410	9,716
Qunar Cayman Islands Ltd., ADR (A)	115	3,043
Shimao Property Holdings Limited	2,796	6,424
Sihuan Pharmaceutical Holdings Group Ltd.	7,745	7,072
Sinopec Engineering (Group) Co., Ltd., H Shares	8,205	12,273
YuanShengTai Dairy Farm Limited (A)(B)	12,600	3,624

		187,932

Hong Kong – 11.6%
AAC Technologies Holdings Inc.	1,452	7,048
China Modern Dairy Holdings Ltd., H Shares (A)	18,294	9,909
Fosun International Limited	9,574	9,506
Galaxy Entertainment Group Limited, ADR	3,095	27,760
Kerry Logistics Network Limited (A)(B)	3,800	5,400
Lenovo Group Limited	8,438	10,261

		69,884

India – 9.3%
Bajaj Auto Ltd.	186	5,756
Cairn India Limited	1,664	8,707
HCL Technologies Limited	594	12,115
HDFC Bank Limited	565	6,084
Just Dial Limited (A)	400	9,324
Larsen & Toubro Limited	579	10,026
Lupin Limited	265	3,896

		55,908

Indonesia – 0.8%
PT Bank Mandiri (Persero) Tbk	7,794	5,027

Malaysia – 1.9%
Tenaga Nasional Berhad	3,233	11,234

Philippines – 1.9%
GT Capital Holdings Incorporated	168	2,927
LT Group, Inc.	8,524	2,965
Robinsons Retail Holdings, Inc. (A)(B)	4,619	5,745

		11,637

Singapore – 5.3%
DBS Group Holdings Ltd.	859	11,640
Golden Agri-Resources Ltd.	13,067	5,643
Keppel Corporation Limited	1,621	14,373

		31,656

South Korea – 19.8%
Duksan Hi-Metal Co., LTD. (A)	158	2,842
Hana Financial Group, Inc.	375	15,614
Honam Petrochemical Corp. (A)	29	6,320
Hyundai Heavy Industries Co., Ltd. (A)	29	7,009
Hyundai Mobis (A)	33	9,300
Hyundai Motor Company (A)	63	14,127
Naver Corporation (A)	17	11,883
NCsoft Corporation (A)	58	13,583
Samsung Electronics Co., Ltd.	9	11,388
Samsung Fire & Marine Insurance Co., Ltd.	26	6,393
SK Energy Co., Ltd. (A)	64	8,621
SK hynix Inc. (A)	340	11,854

		118,934

Taiwan – 11.2%
Advanced Semiconductor Engineering, Inc.	5,827	5,416
Cathay Financial Holding Co., Ltd.	7,588	12,284
Cheng Shin Rubber Industry Co., Ltd.	2,616	6,847
Delta Electronics, Inc.	1,318	7,518
MediaTek Incorporation	924	13,749
Novatek Microelectronics Corp.	1,578	6,460
Taiwan Semiconductor Manufacturing Company Ltd.	3,378	11,958
Zhen Ding Technology Holding Limited	1,313	3,163

		67,395

Thailand – 0.6%
Charoen Pokphand Foods Public Company Limited	3,593	3,499

United States – 1.3%
Samsonite International S.A.	2,667	8,117

TOTAL COMMON STOCKS – 94.9%		$571,223
(Cost: $453,976)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
ICICI Bank Limited, ADR:
Call $39.00, Expires 1–17–14	824	32
Call $42.00, Expires 1–16–15	1,150	365

TOTAL PURCHASED OPTIONS – 0.1%		$397
(Cost: $378)

CORPORATE DEBT SECURITIES	Principal
India – 0.0%
Dr. Reddy’s Laboratories Ltd., 9.250%, 3–24–14 (C)	INR1,480	128

TOTAL CORPORATE DEBT SECURITIES – 0.0%		$128
(Cost: $–)

SHORT-TERM SECURITIES
Commercial Paper – 1.3%
Unilever Capital Corporation (GTD by Unilever N.V.), 0.020%, 1–3–14 (D)	$7,655	7,655

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (E)	808	808

TOTAL SHORT-TERM SECURITIES – 1.4%		$8,463
(Cost: $8,463)

TOTAL INVESTMENT SECURITIES – 96.4%		$580,211
(Cost: $462,817)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.6%		21,407

NET ASSETS – 100.0%		$601,618

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $50,160 or 8.3% of net assets.

(C)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (INR – Indian Rupee).

(D)	Rate shown is the yield to maturity at December 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2013:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$4,724	Daqin Railway Co., Ltd.	12–17–14	USD LIBOR + 0.700%	$(104)

# The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
ICICI Bank Limited, ADR	N/A	Put	824	January 2014	$33.00	$57	$(14)
	N/A	Put	1,265	January 2015	20.00	250	(80)
	N/A	Put	1,985	January 2015	28.00	517	(416)
iShares FTSE China 25 Index Fund	N/A	Put	7,874	January 2014	37.00	662	(181)
						$1,486	$(691)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$94,419	$—	$—
Consumer Staples	39,791	—	—
Energy	25,312	—	—
Financials	139,334	—	—
Health Care	19,647	—	—
Industrials	64,784	—	—
Information Technology	160,876	—	—
Materials	15,826	—	—
Utilities	11,234	—	—
Total Common Stocks	$571,223	$—	$—
Purchased Options	365	32	—
Corporate Debt Securities	—	128	—
Short-Term Securities	—	8,463	—
Total	$571,588	$8,623	$—
Liabilities
Swap Agreements	$—	$104	$—
Written Options	$181	$510	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$462,817
Gross unrealized appreciation	128,277
Gross unrealized depreciation	(10,883)
Net unrealized appreciation	$117,394

SCHEDULE OF INVESTMENTS
Ivy Energy Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.4%
Cameco Corporation	67	$1,382
Peabody Energy Corporation	59	1,155

		2,537

Construction & Engineering – 2.8%
Fluor Corporation	64	5,135

Industrial Machinery – 1.6%
Flowserve Corporation	36	2,826

Integrated Oil & Gas – 7.7%
Chevron Corporation	14	1,786
Exxon Mobil Corporation	36	3,618
Hess Corporation	11	888
Occidental Petroleum Corporation	49	4,615
Royal Dutch Shell plc, Class A (A)	26	914
Suncor Energy Inc.	57	1,991

		13,812

Oil & Gas Drilling – 4.3%
Ensco plc	25	1,422
Helmerich & Payne, Inc.	35	2,960
Nabors Industries Ltd.	50	856
Patterson-UTI Energy, Inc.	37	936
Seadrill Limited	37	1,528

		7,702

Oil & Gas Equipment & Services – 31.8%
Baker Hughes Incorporated	66	3,669
Basic Energy Services, Inc. (B)	127	2,002
Cameron International Corporation (B)	70	4,194
Core Laboratories N.V.	39	7,504
Dresser-Rand Group Inc. (B)	49	2,925
Dril-Quip, Inc. (B)	39	4,238
FMC Technologies, Inc. (B)	44	2,321
Forum Energy Technologies, Inc. (B)	110	3,103
Frank’s International N.V.	31	830
Halliburton Company	122	6,214
National Oilwell Varco, Inc.	88	7,030
Schlumberger Limited	84	7,556
Superior Energy Services, Inc.	94	2,492
Weatherford International Ltd. (B)	222	3,443

		57,521

Oil & Gas Exploration & Production – 27.6%
Anadarko Petroleum Corporation	33	2,639
Antero Resources Corporation (B)	32	2,024
Athlon Energy Inc. (B)	59	1,776
Bonanza Creek Energy, Inc. (B)	59	2,552
Cabot Oil & Gas Corporation	147	5,681
Canadian Natural Resources Limited	53	1,794
Cimarex Energy Co.	39	4,118
CNOOC Limited, ADR	9	1,680
Concho Resources Inc. (B)	15	1,609
ConocoPhillips	24	1,671
Continental Resources, Inc. (B)	33	3,663
EOG Resources, Inc.	28	4,658
Gulfport Energy Corporation (B)	44	2,756
Marathon Oil Corporation	47	1,659
Noble Energy, Inc.	61	4,148
Oasis Petroleum LLC (B)	20	932
Pioneer Natural Resources Company	10	1,813
Southwestern Energy Company (B)	114	4,501

		49,674

Oil & Gas Refining & Marketing – 7.1%
Clean Energy Fuels Corp. (B)	73	938
Marathon Petroleum Corporation	31	2,807
Marathon Petroleum Corporation, LP	55	2,470
Phillips 66	37	2,820
Tesoro Corporation	31	1,796
Valero Energy Corporation	37	1,887

		12,718

Oil & Gas Storage & Transportation – 10.4%
El Paso Pipeline Partners, L.P.	66	2,367
Enbridge Inc.	47	2,062
Energy Transfer Equity, L.P.	22	1,831
MarkWest Energy Partners, L.P.	48	3,172
Phillips 66 Partners LP	51	1,940
Plains GP Holdings, L.P., Class A (B)	53	1,409
Regency Energy Partners LP	34	886
Targa Resources Corp.	32	2,786
Valero Energy Partners LP (B)	14	489
Williams Companies, Inc. (The)	49	1,884

		18,826

Railroads – 1.0%
Canadian Pacific Railway Limited	12	1,755

Specialized Finance – 0.9%
CME Group Inc.	21	1,652

TOTAL COMMON STOCKS – 96.6%		$174,158
(Cost: $120,036)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 5.1%
Exxon Mobil Corporation, 0.020%, 1–3–14 (C)	$1,205	1,205
Federal Home Loan Bank, 0.050%, 2–24–14 (C)	2,000	2,000
Illinois Tool Works Inc., 0.100%, 2–3–14 (C)	3,000	3,000
International Business Machines Corporation, 0.070%, 1–14–14 (C)	3,000	2,999

		9,204

Master Note – 1.9%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (D)	3,339	3,339

TOTAL SHORT-TERM SECURITIES – 7.0%		$12,543
(Cost: $12,543)

TOTAL INVESTMENT SECURITIES – 103.6%		$186,701
(Cost: $132,579)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.6%)		(6,510)

NET ASSETS – 100.0%		$180,191

Notes to Schedule of Investments

(A) Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$174,158	$—	$—
Short-Term Securities	—	12,543	—
Total	$174,158	$12,543	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$132,579
Gross unrealized appreciation	54,934
Gross unrealized depreciation	(812)
Net unrealized appreciation	$54,122

SCHEDULE OF INVESTMENTS
Ivy European Opportunities Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Bermuda – 1.7%
Catlin Group Limited	404	$3,887

Canada – 0.4%
Africa Oil Corp. (A)	107	929

Denmark – 1.2%
TDC A/S	272	2,634

France – 20.1%
Arkema	15	1,703
Axa S.A.	122	3,389
BNP Paribas	60	4,677
Casino, Guichard-Perrachon	20	2,247
European Aeronautic Defence and Space Company	30	2,326
Gemalto N.V.	38	4,227
Ingenico S.A.	57	4,605
Lafarge	32	2,368
Rexel S.A.	91	2,375
Safran	33	2,314
Sanofi-Aventis	45	4,774
Societe Generale	77	4,484
Tarkett S.A. (A)(B)	75	2,943
Technip-Coflexip	24	2,345

		44,777

Germany – 11.1%
Bayer AG	39	5,399
Continental AG	12	2,631
DaimlerChrysler AG, Registered Shares	26	2,276
Fresenius SE & Co. KGaA	20	3,071
Linde AG	11	2,280
SAP AG	41	3,523
United Internet AG	50	2,127
Wirecard AG	85	3,358

		24,665

Ireland – 2.9%
Glanbia plc	155	2,396
Smurfit Kappa Group plc	44	1,091
UBM plc	277	3,008

		6,495

Luxembourg – 2.8%
ARCELORMITTAL	95	1,686
RTL Group S.A.	35	4,523

		6,209

Netherlands – 5.2%
Akzo Nobel N.V.	46	3,540
ING Groep N.V., Certicaaten Van Aandelen (A)	255	3,549
Koninklijke Philips Electronics N.V., Ordinary Shares	122	4,457

		11,546

Norway – 3.6%
BW LPG Limited (A)(B)	240	2,286
DNB ASA	159	2,850
Seadrill Limited	70	2,874

		8,010

Spain – 1.2%
Gas Natural SDG, S.A.	108	2,767

Sweden – 0.5%
Nordea Bank AB	85	1,151

Switzerland – 10.4%
ARYZTA AG	43	3,364
Clariant Ltd., Registered Shares	62	1,141
Compagnie Financiere Richemont S.A.	22	2,180
Nestle S.A., Registered Shares	40	2,928
Novartis AG, Registered Shares	55	4,414
Roche Holdings AG, Genusscheine	17	4,748
Swiss Re Ltd.	47	4,360

		23,135

United Kingdom – 35.4%
Afren plc (A)	1,244	3,484
Ashtead Group plc	425	5,350
ASOS plc (A)	26	2,606
BP plc	337	2,721
British American Tobacco plc	45	2,386
Britvic plc	195	2,240
BT Group plc	500	3,141
Compass Group plc	143	2,287
Countrywide plc	247	2,436
Diageo plc	68	2,252
Essentra plc	177	2,511
Experian plc	111	2,040
GlaxoSmithKline plc	100	2,669
HSBC Holdings plc	286	3,134
IMI plc	88	2,220
Legal & General Group plc	723	2,665
Merlin Entertainments plc (A)(B)	343	2,028
National Grid plc	195	2,545
Petrofac Limited	116	2,357
Prudential plc	213	4,720
Rio Tinto plc	45	2,546
Royal Mail Holdings plc (A)(B)	243	2,296
SABMiller plc	50	2,557
Shire plc	65	3,069
SOCO International plc	358	2,344
Travis Perkins plc	80	2,464
Vodafone Group plc	1,281	5,028
WPP Group plc	125	2,857

		78,953

TOTAL COMMON STOCKS - 96.5%		$215,158
(Cost: $162,443)

PREFERRED STOCKS
Germany – 1.5%
Henkel AG & Co. KGaA	29	3,398

TOTAL PREFERRED STOCKS – 1.5%		$3,398
(Cost: $3,026)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 0.5%
Unilever Capital Corporation (GTD by Unilever N.V.), 0.020%, 1–3–14 (C)	$1,208	1,208

Master Note - 1.4%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (D)	3,064	3,064

TOTAL SHORT-TERM SECURITIES - 1.9%		$4,272
(Cost: $4,272)

TOTAL INVESTMENT SECURITIES – 99.9%	$222,828
(Cost: $169,741)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%	134
NET ASSETS – 100.0%	$222,962

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $9,553 or 4.3% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	State Street Global Markets	15,800	1-27-14	$—	$341

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$28,854	$—	$—
Consumer Staples	20,371	—	—
Energy	17,054	—	—
Financials	41,299	—	—
Health Care	28,146	—	—
Industrials	23,671	—	—
Information Technology	17,840	—	—
Materials	21,808	—	—

Telecommunication Services	10,803	—	—
Utilities	5,312	—	—
Total Common Stocks	$215,158	$—	$—
Preferred Stocks	3,398	—	—
Short-Term Securities	—	4,272	—
Total	$218,556	$4,272	$—
Liabilities
Forward Foreign Currency Contracts	$—	$341	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronym is used throughout the schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$169,741
Gross unrealized appreciation	54,054
Gross unrealized depreciation	(967)
Net unrealized appreciation	$53,087

SCHEDULE OF INVESTMENTS
Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 0.9%
Banco Latinoamericano de Comercio Exterior, S.A.	87	$2,424

Diversified Chemicals – 0.7%
Dow Chemical Company (The)	42	1,874

Electric Utilities – 1.9%
Alupar Investimento S.A. (A)(B)	199	1,373
PPL Corporation	88	2,646
Transmissora Alianca de Energia Eletrica S.A. (B)	181	1,395

		5,414

Integrated Oil & Gas – 1.0%
Royal Dutch Shell plc, Class A (B)	87	3,116

Oil & Gas Drilling – 0.8%
Seadrill Partners LLC	69	2,124

Pharmaceuticals – 1.8%
Bristol-Myers Squibb Company	38	1,999
GlaxoSmithKline plc (B)	111	2,967

		4,966

Semiconductors – 0.9%
Intel Corporation	101	2,614

Water Utilities – 0.2%
Aguas Andinas S.A. (B)	1,051	678

TOTAL COMMON STOCKS – 8.2%		$23,210
(Cost: $20,279)

CORPORATE DEBT SECURITIES	Principal

Aerospace & Defense – 1.1%
Bombardier Inc.,
7.500%, 3–15–18 (C)	$1,200	1,365
Embraer Overseas Limited, 6.375%, 1–24–17	1,700	1,862

		3,227

Agricultural Products – 2.2%
CCL Finance Limited:
9.500%, 8–15–14	1,650	1,723
9.500%, 8–15–14 (C)	500	522
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17	2,022	2,011
9.000%, 2–10–17 (C)	1,575	1,567
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (C)	445	303

		6,126

Air Freight & Logistics – 0.2%
FedEx Corporation,
7.375%, 1–15–14	500	501

Airlines – 1.2%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (C)	1,225	1,237
10.750%, 12–1–20	88	89
Guanay Finance Limited,
6.000%, 12–15–20 (C)	1,500	1,556
TAM Capital 2 Inc.:
9.500%, 1–29–20 (C)	425	451
9.500%, 1–29–20	100	106

		3,439

Asset Management & Custody Banks – 1.0%
Bhira Investments Limited,
8.500%, 4–27–71	2,800	2,775

Auto Parts & Equipment – 0.8%
Schaeffler Finance B.V.,
7.750%, 2–15–17 (C)	750	851
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (C)(D)	1,317	1,396

		2,247

Automotive Manufacturers – 0.5%
Tenedora Nemak, S.A. de C.V.,
5.500%, 2–28–23 (C)	1,500	1,470

Banking – 0.4%
OJSC Russian Agricultural Bank,
5.100%, 7–25–18 (C)	1,150	1,172

Broadcasting – 1.9%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–22 (C)(E)	850	880
6.250%, 12–20–49 (E)	3,587	3,738
6.250%, 12–20–49 (C)(E)	1,000	1,042

		5,660

Coal & Consumable Fuels – 2.3%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (C)	1,800	1,818
PT Adaro Indonesia:
7.625%, 10–22–19 (C)	2,700	2,849
7.625%, 10–22–19	1,845	1,946

		6,613

Communications Equipment – 0.2%
BC Luxco 1 S.A.,
7.375%, 1–29–20 (C)	500	463

Construction & Engineering – 2.6%
Larsen & Toubro Limited, Convertible,
3.500%, 10–22–14	2,100	2,104
OAS Financial Ltd.,
8.875%, 4–29–49 (E)	1,250	1,106
OAS Investments GmbH,
8.250%, 10–19–19 (C)	550	538
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (C)	2,543	2,605
Odebrecht Offshore Drilling Finance,
6.750%, 10–1–22 (C)	985	1,008

		7,361

Construction Materials – 1.2%
CEMEX S.A.B. de C.V.,
9.000%, 1–11–18 (C)	2,000	2,195
CEMEX, S.A.B. de C.V.,
7.250%, 1–15–21 (C)	1,200	1,242

		3,437

Consumer Finance – 1.8%
Banco BMG S.A.,
9.150%, 1–15–16	594	604
Banco Latinoamericano de Comercio Exterior, S.A.,
3.750%, 4–4–17 (C)	3,700	3,774
VEB Finance Limited,
5.375%, 2–13–17 (C)	600	640

		5,018

Distillers & Vintners – 0.1%
Diageo Capital plc,
7.375%, 1–15–14	250	251

Diversified Banks – 7.5%
Banco Bradesco S.A.,
4.125%, 5–16–16 (C)	1,850	1,931
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (C)(F)	1,500	345
Banco de Bogota S.A.,
5.000%, 1–15–17 (C)	400	423
Banco de Credito del Peru,
4.750%, 3–16–16 (C)	2,300	2,415
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (C)	750	771
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (G)	CLP1,297,000	2,471
Bancolombia S.A.,
4.250%, 1–12–16	$1,700	1,764
ICICI Bank Limited,
4.750%, 11–25–16 (C)	1,250	1,303
ICICI Bank Ltd.,
4.800%, 5–22–19 (C)	500	503
SB Capital S.A.,
5.499%, 7–7–15	550	580
State Bank of India:
4.500%, 10–23–14	1,000	1,020
4.125%, 8–1–17 (C)	1,200	1,213
3.250%, 4–18–18 (C)	1,500	1,452
VTB Capital S.A.,
6.000%, 4–12–17 (C)	4,710	5,003

		21,194

Diversified Metals & Mining – 3.1%
Anglo American Capital plc,
9.375%, 4–8–14	500	511
Glencore Funding LLC,
6.000%, 4–15–14 (C)	1,640	1,664
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	750	770
Southern Peru Copper Corporation,
6.375%, 7–27–15	275	295
Suzano Trading Ltd,
5.875%, 1–23–21 (C)	2,300	2,248
Uralkali Finance Limited,
3.723%, 4–30–18 (C)	1,100	1,060
Vedanta Resources plc:
8.750%, 1–15–14	800	800
6.000%, 1–31–19 (C)	1,350	1,306

		8,654

Electric Utilities – 4.5%
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (G)	COP6,930,000	3,788
ENEL Finance International S.A.,
3.875%, 10–7–14 (C)	$500	511
Listrindo Capital B.V.,
6.950%, 2–21–19 (C)	2,550	2,658
Majapahit Holding B.V.,
7.750%, 10–17–16	1,200	1,319
Rural Electrification Corporation Limited,
4.250%, 1–25–16	1,675	1,707
RusHydro Finance Limited,
7.875%, 10–28–15 (G)	RUB90,000	2,723
Tata Electric Companies,
8.500%, 8–19–17	$250	263

		12,969

Food Distributors – 1.5%
Olam International Limited:
5.750%, 9–20–17	1,150	1,084
7.500%, 8–12–20	2,500	2,338
Olam International Limited, Convertible,
6.000%, 10–15–16	700	691

		4,113

Gas Utilities – 0.3%
Transportadora de Gas del Sur S.A.,
7.875%, 5–14–17	752	724

Household Appliances – 0.1%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15	150	156

Independent Power Producers & Energy Traders – 0.9%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15	2,500	2,560

Integrated Telecommunication Services – 1.0%
Mobile TeleSystems OJSC,
5.000%, 5–30–23	700	655
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (C)	1,500	1,450
Verizon Communications Inc.,
3.650%, 9–14–18	650	688

		2,793

Investment Banking & Brokerage – 0.4%
Morgan Stanley,
1.000%, 2–11–16 (E)(G)	CNY7,600	1,208

Machinery – 0.6%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (C)	$1,600	1,656

Marine – 0.8%
SCF Capital Limited:
5.375%, 10–27–17	1,150	1,156
5.375%, 10–27–17 (C)	1,000	1,005

		2,161

Oil & Gas – 1.0%
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (C)	2,000	2,015
7.250%, 12–12–21 (C)	650	689

		2,704

Oil & Gas Drilling – 2.1%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (C)	782	782
Noble Group Limited,
4.875%, 8–5–15	1,400	1,456
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)	2,180	2,256
5.250%, 7–30–18	238	247
Schahin II Finance Company (SPV) Limited,
5.875%, 9–25–22 (C)	1,178	1,125

		5,866

Oil & Gas Exploration & Production – 3.3%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	500	510
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16	3,700	2,663
Novatek Finance Limited:
5.326%, 2–3–16 (C)	2,200	2,335
7.750%, 2–21–17 (C)(G)	RUB55,000	1,676
Pan American Energy LLC:
7.875%, 5–7–21 (C)	$1,000	1,030
7.875%, 5–7–21	500	515
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 9–30–16	517	549

		9,278

Oil & Gas Refining & Marketing – 0.4%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	1,100	1,172

Oil & Gas Storage & Transportation – 2.6%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (G)	COP6,300,000	3,381
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5–31–14	$823	841
7.500%, 5–31–14 (C)	411	420

Midcontinent Express Pipeline LLC,
5.450%, 9–15–14	560	572
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	500	504
TransCapital Limited,
5.670%, 3–5–14 (C)	1,700	1,712

		7,430

Other Diversified Financial Services – 0.2%
MTS International Funding Limited,
5.000%, 5–30–23 (C)	750	701

Packaged Foods & Meats – 2.6%
BFF International Limited,
7.250%, 1–28–20 (C)	2,000	2,200
Bunge Limited Finance Corp.,
5.350%, 4–15–14	925	937
Cosan Finance Limited,
7.000%, 2–1–17	128	141
JBS Finance II Ltd.,
8.250%, 1–29–18 (C)	2,400	2,519
JBS Investments GmbH. (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (C)	1,800	1,818

		7,615

Paper Products – 1.8%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (C)	1,196	1,309
6.750%, 3–3–21 (C)	160	174
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (C)	1,925	2,019
4.375%, 5–15–23 (C)	1,000	930
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17	625	623

		5,055

Pharmaceuticals – 0.2%
Novartis Capital Corporation,
4.125%, 2–10–14	500	502

Precious Metals & Minerals – 0.3%
ALROSA Finance S.A.,
8.875%, 11–17–14	850	901

Restaurants – 0.6%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (G)	BRL4,070	1,622

Service – Other – 1.0%
Net Servicos de Comunicacao S.A.,
7.500%, 1–27–20	$2,570	2,801

Steel – 1.4%
ArcelorMittal:
9.500%, 2–15–15	500	543
4.250%, 2–25–15	500	514
Evraz Group S.A.,
7.400%, 4–24–17	1,200	1,249
Steel Capital S.A.,
6.250%, 7–26–16 (C)	1,500	1,598

		3,904

Trading Companies & Distributors – 0.5%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (C)	700	709
CITIC Resources Holdings Limited:
6.750%, 5–15–14	700	709

		1,418

Wireless Telecommunication Service – 2.1%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	500	504
3.625%, 3–30–15	800	826

American Tower Corporation,
3.400%, 2–15–19	1,400	1,425
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (C)	650	705
Vimpel–Communications,
6.493%, 2–2–16 (C)	1,775	1,895
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (C)(G)	RUB25,000	760

		6,115

TOTAL CORPORATE DEBT SECURITIES – 58.3%		$165,032
(Cost: $165,776)

OTHER GOVERNMENT SECURITIES

Argentina – 0.5%
Province of Buenos Aires (The),
11.750%, 10–5–15	$1,500	1,455

Brazil – 0.6%
OI S.A.,
9.750%, 9–15–16 (G)	BRL4,800	1,831

Ireland – 0.2%
Russian Railways via RZD Capital Ltd,
8.300%, 4–2–19 (G)	RUB19,000	572

Luxembourg – 0.2%
BC Luxco 1 S.A.,
7.375%, 1–29–20	$550	509

Russia – 0.4%
Russian Federation,
3.500%, 1–16–19 (C)	1,200	1,219

Supranational – 0.7%
Central American Bank for Economic Integration:
5.375%, 9–24–14	1,000	1,030
3.875%, 2–9–17 (C)	800	823

		1,853

Venezuela – 1.4%
Corporacion Andina de Fomento,
3.750%, 1–15–16	3,625	3,768

TOTAL OTHER GOVERNMENT SECURITIES – 4.0%		$11,207
(Cost: $11,745)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage–Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.000%, 7–15–23 (H)	1,016	60
4.000%, 2–15–24 (H)	320	24
4.000%, 4–15–24 (H)	347	41
5.500%, 1–15–38 (H)	645	116
Federal National Mortgage Association Agency REMIC/CMO,
5.000%, 6–25–22 (H)	84	2
Federal National Mortgage Association Fixed Rate Pass–Through Certificates,
5.000%, 3–1–22	80	87
Government National Mortgage Association Agency REMIC/CMO,
4.500%, 11–20–36 (H)	811	54

		384

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$384
(Cost: $1,842)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 23.1%
United States Treasury Notes:
1.750%, 7–31–15	17,980	18,399
0.500%, 6–15–16	2,800	2,797
0.875%, 2–28–17	27,000	26,992
2.375%, 7–31–17	1,980	2,068
3.500%, 5–15–20	1,980	2,134
2.625%, 11–15–20	4,500	4,568
2.125%, 8–15–21	3,500	3,385
1.750%, 5–15–22	5,475	5,054

		65,397

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 23.1%		$65,397
(Cost: $65,711)

SHORT–TERM SECURITIES
Commercial Paper – 4.1%
Anheuser–Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB),
0.220%, 2–14–14 (I)	2,600	2,599
Danaher Corporation,
0.110%, 1–17–14 (I)	1,396	1,396
Enbridge Inc.,
0.290%, 1–27–14 (I)	3,850	3,849
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.100%, 1–13–14 (I)	1,576	1,576
St. Jude Medical, Inc.,
0.130%, 1–21–14 (I)	1,958	1,958

		11,378

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (J)	1,520	1,520

TOTAL SHORT–TERM SECURITIES – 4.6%		$12,898
(Cost: $12,898)

TOTAL INVESTMENT SECURITIES – 98.3%		$278,128
(Cost: $278,251)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		4,822
NET ASSETS – 100.0%		$282,950

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $94,452 or 33.4% of net assets.

(D)	Payment–in–kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(F)	Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL — Brazilian Real, CLP — Chilean Peso, CNY — Chinese Yuan Renminbi, COP — Columbian Peso and RUB — Russian Ruble).

(H)	Interest–only security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at December 31, 2013.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	3,608	1-27-14	$—	$153

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$23,210	$—	$—
Corporate Debt Securities	—	161,192	3,840
Other Government Securities	—	11,207	—
United States Government Agency Obligations	—	384	—
United States Government Obligations	—	65,397	—
Short-Term Securities	—	12,898	—
Total	$23,210	$251,078	$3,840
Liabilities
Forward Foreign Currency Contracts	$—	$153	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4-1-13	$2,205
Net realized gain (loss)	71
Net change in unrealized appreciation (depreciation)	(85)
Purchases	—
Sales	(2,394)
Amortization/Accretion of premium/discount	(25)
Transfers into Level 3 during the period	4,068
Transfers out of Level 3 during the period	—
Ending Balance 12-31-13	$3,840
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$(85)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$3,840	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$278,251
Gross unrealized appreciation	8,601
Gross unrealized depreciation	(8,724)
Net unrealized depreciation	$(123)

SCHEDULE OF INVESTMENTS
Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 6.2%
Mirvac Group	1,249	$1,874
National Australia Bank Limited	66	2,058
Pact Group Holdings Ltd (A)	304	892
Pact Group Holdings Ltd (A)(B)	1,052	3,079
Telstra Corporation Limited, ADR	847	3,972

		11,875

Belgium – 1.1%
bpost S.A. de droit public / bpost NV van publiekrecht	109	2,134

Bermuda – 1.3%
Catlin Group Limited	262	2,516

Canada – 4.1%
Bank of Nova Scotia Berhad (The)	49	3,078
Crescent Point Energy Corp.	64	2,503
TransCanada Corporation	47	2,134

		7,715

China – 1.1%
China Merchants Bank Co., Limited, H Shares	536	1,142
China Petroleum & Chemical Corporation, H Shares	1,264	1,032

		2,174

Denmark – 1.8%
TDC A/S	349	3,381

France – 15.4%
Axa S.A.	137	3,802
Bouygues S.A.	46	1,743
Casino, Guichard-Perrachon	20	2,259
EDF S.A.	80	2,835
Gaz de France	60	1,408
Rexel S.A.	90	2,356
Sanofi-Aventis	30	3,189
Societe Generale	49	2,835
Total S.A.	53	3,249
Vinci	52	3,431
Vivendi Universal	84	2,211

		29,318

Germany – 2.5%
Bayer AG	20	2,800
DaimlerChrysler AG, Registered Shares	22	1,914

		4,714

Israel – 1.2%
Bezeq - Israel Telecommunication Corp., Ltd. (The)	1,312	2,224

Italy – 1.6%
Snam S.p.A.	314	1,757
Terna Rete Elettrica Nazionale S.p.A.	257	1,283

		3,040

Japan – 6.7%
Aozora Bank, Ltd.	711	2,012
ITOCHU Corporation	169	2,080
Japan Airlines Corporation	45	2,233
Mitsubishi Corporation	114	2,183

Mizuho Financial Group, Inc.	1,059	2,292
Toyota Motor Corporation	32	1,945

		12,745

Luxembourg – 1.8%
RTL Group S.A.	26	3,404

Netherlands – 2.6%
Koninklijke Philips Electronics N.V., Ordinary Shares	77	2,817
LyondellBasell Industries N.V., Class A	26	2,116

		4,933

Norway – 1.7%
Seadrill Limited	77	3,163

Singapore – 1.0%
Asian Pay Television Trust	3,105	1,821

Spain – 0.9%
Repsol YPF, S.A.	67	1,698

Switzerland – 8.3%
Cembra Money Bank AG (A)(B)	36	2,383
Nestle S.A., Registered Shares	68	4,980
Novartis AG, Registered Shares	49	3,932
Roche Holdings AG, Genusscheine	16	4,509

		15,804

United Kingdom – 17.3%
BHP Billiton plc	74	2,288
BP plc	272	2,196
British American Tobacco plc	50	2,679
GlaxoSmithKline plc	112	3,001
Legal & General Group plc	638	2,352
Lloyds Banking Group plc (A)	1,606	2,098
National Grid plc	161	2,104
Prudential plc	108	2,387
Royal Dutch Shell plc, Class B	56	2,097
Royal Mail Holdings plc (A)(B)	387	3,650
SOCO International plc	265	1,737
Vodafone Group plc	1,153	4,526
WPP Group plc	81	1,845

		32,960

United States – 20.8%
Altria Group, Inc.	55	2,122
Ameren Corporation	32	1,166
Bristol-Myers Squibb Company	58	3,085
Comcast Corporation, Class A	22	1,146
ConocoPhillips	35	2,487
Dow Chemical Company (The)	43	1,927
Ford Motor Company	54	832
General Electric Company	40	1,117
Johnson & Johnson	68	6,215
Kimberly-Clark Corporation	10	1,087
Las Vegas Sands, Inc.	31	2,407
Merck & Co., Inc.	107	5,356
Microchip Technology Incorporated	49	2,179
Philip Morris International Inc.	42	3,627
PPL Corporation	38	1,141
Two Harbors Investment Corp.	206	1,915
Verizon Communications Inc.	39	1,927

		39,736

TOTAL COMMON STOCKS – 97.4%		$185,355
(Cost: $165,765)

PREFERRED STOCKS
Luxembourg – 1.1%
ArcelorMittal, 6.000% Convertible	82	2,123

TOTAL PREFERRED STOCKS – 1.1%		$2,123
(Cost: $1,765)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.5%
Exxon Mobil Corporation,
0.020%, 1–3–14 (C)	$2,821	2,821
McCormick & Co. Inc.,
0.100%, 1–2–14 (C)	2,000	2,000

		4,821

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (D)	477	477

TOTAL SHORT-TERM SECURITIES – 2.8%		$5,298
(Cost: $5,298)

TOTAL INVESTMENT SECURITIES – 101.3%		$192,776
(Cost: $172,828)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(2,522)

NET ASSETS – 100.0%		$190,254

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $9,112 or 4.8% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date the variable rate resets.

The	following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Barclays Capital, Inc.	9,100	1-28-14	$254	$—
Sell	British Pound	State Street Global Markets	5,365	1-27-14	—	212
Sell	Euro	State Street Global Markets	9,800	1-27-14	—	231
Sell	Japanese Yen	Barclays Capital, Inc.	674,000	1-27-14	275	—
					$529	$443

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$18,129	$—	$—
Consumer Staples	16,755	—	—
Energy	22,295	—	—
Financials	32,745	—	—
Health Care	32,088	—	—
Industrials	20,927	—	—
Information Technology	2,179	—	—
Materials	10,302	—	—
Telecommunication Services	18,241	—	—
Utilities	11,694	—	—
Total Common Stocks	$185,355	$—	$—
Preferred Stocks	2,123	—	—
Short-Term Securities	—	5,298	—
Total	$187,478	$5,298	$—
Forward Foreign Currency Contracts	$—	$529	$—
Liabilities
Forward Foreign Currency Contracts	$—	$443	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$172,828
Gross unrealized appreciation	21,963
Gross unrealized depreciation	(2,015)
Net unrealized appreciation	$19,948

SCHEDULE OF INVESTMENTS Ivy Global Income Allocation Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.3%
Mirvac Group	2,572	$3,858
National Australia Bank Limited	137	4,267
Pact Group Holdings Ltd (A)	348	1,020
Pact Group Holdings Ltd (A)(B)	2,106	6,169
Telstra Corporation Limited, ADR	1,667	7,816

		23,130

Belgium – 0.8%
bpost S.A. de droit public / bpost NV van publiekrecht	215	4,193

Bermuda – 1.0%
Catlin Group Limited	568	5,458

Canada – 2.7%
Bank of Nova Scotia Berhad (The)	86	5,404
Crescent Point Energy Corp.	130	5,052
TransCanada Corporation	90	4,099

		14,555

China – 0.7%
China Merchants Bank Co., Limited, H Shares	903	1,923
China Petroleum & Chemical Corporation, H Shares	2,126	1,735

		3,658

Denmark – 1.3%
TDC A/S	692	6,710

France – 10.6%
Axa S.A.	250	6,948
Bouygues SA	98	3,684
Casino, Guichard-Perrachon	33	3,762
EDF S.A.	151	5,342
Gaz de France	114	2,678
Rexel S.A.	173	4,544
Sanofi-Aventis	62	6,565
Societe Generale	93	5,394
Total S.A.	105	6,445
Vinci	101	6,628
Vivendi Universal	160	4,214

		56,204

Germany – 1.7%
Bayer AG	30	4,273
DaimlerChrysler AG, Registered Shares	53	4,567

		8,840

Israel – 0.8%
Bezeq - Israel Telecommunication Corp., Ltd. (The)	2,509	4,253

Italy – 1.1%
Snam S.p.A.	597	3,337
Terna Rete Elettrica Nazionale S.p.A.	511	2,551

		5,888

Japan – 4.6%
Aozora Bank, Ltd.	1,320	3,735
ITOCHU Corporation	310	3,828
Japan Airlines Corporation	115	5,648
Mitsubishi Corporation	190	3,635

Mizuho Financial Group, Inc.	1,892	4,095
Toyota Motor Corporation	59	3,579

		24,520

Luxembourg – 1.2%
RTL Group S.A.	51	6,560

Netherlands – 2.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	146	5,360
LyondellBasell Industries N.V., Class A	71	5,675

		11,035

Norway – 1.2%
Seadrill Limited	155	6,384

Singapore – 0.6%
Asian Pay Television Trust	5,759	3,377

Spain – 0.8%
Repsol YPF, S.A.	161	4,051

Switzerland – 5.4%
Cembra Money Bank AG (A)(B)	74	4,837
Nestle S.A., Registered Shares	113	8,245
Novartis AG, Registered Shares	100	7,964
Roche Holdings AG, Genusscheine	27	7,485

		28,531

United Kingdom – 11.2%
BHP Billiton plc	132	4,086
BP plc	560	4,522
British American Tobacco plc	88	4,720
GlaxoSmithKline plc	220	5,870
Legal & General Group plc	1,473	5,433
Lloyds Banking Group plc (A)	2,978	3,889
National Grid plc	320	4,174
Prudential plc	184	4,077
Royal Dutch Shell plc, Class B	71	2,680
Royal Mail Holdings plc (A)(B)	803	7,584
Vodafone Group plc	2,234	8,768
WPP Group plc	172	3,923

		59,726

United States – 14.8%
Altria Group, Inc.	110	4,208
Ameren Corporation	69	2,485
Bristol-Myers Squibb Company	91	4,843
Comcast Corporation, Class A	42	2,184
ConocoPhillips	73	5,185
Dow Chemical Company (The)	118	5,228
Ford Motor Company	123	1,900
General Electric Company	76	2,123
Johnson & Johnson	133	12,145
Kimberly-Clark Corporation	20	2,065
Las Vegas Sands, Inc.	51	4,015
Merck & Co., Inc.	212	10,593
Microchip Technology Incorporated	102	4,571
Philip Morris International Inc.	84	7,298
PPL Corporation	81	2,432
Two Harbors Investment Corp.	440	4,083
Verizon Communications Inc.	73	3,581

		78,939

TOTAL COMMON STOCKS – 66.9%		$356,012
(Cost: $308,024)

INVESTMENT FUNDS
United States – 1.5%
Ares Capital Corporation	440	7,819

TOTAL INVESTMENT FUNDS – 1.5%		$7,819
(Cost: $7,842)

PREFERRED STOCKS
Luxembourg – 1.0%
ArcelorMittal, 6.000% Convertible	194	4,992

United States – 0.5%
Allstate Corporation (The), 5.100%	40	964
Qwest Corporation, 6.125%	100	1,895

		2,859

TOTAL PREFERRED STOCKS – 1.5%		$7,851
(Cost: $7,929)

CORPORATE DEBT SECURITIES	Principal
Argentina – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (B)	$880	889
10.750%, 12–1–20	440	444
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (B)(C)	BRL5,000	1,992

		3,325

Australia – 0.6%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	$1,000	1,048
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (B)	1,750	1,907

		2,955

Austria – 0.4%
JBS Investments GmbH. (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (B)	1,000	1,010
OAS Investments GmbH,
8.250%, 10–19–19 (B)	1,000	978

		1,988

Brazil – 2.1%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (C)	BRL7,500	3,011
Cosan Overseas Ltd,
8.250%, 11–29–49	$500	503
Fibria Overseas Finance Ltd.,
6.750%, 3–3–21 (B)	500	545
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (B)(D)	2,000	2,084
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (B)	1,350	1,384
QGOG Constellation S.A.,
6.250%, 11–9–19 (B)	1,500	1,433
Sadia Overseas Ltd.,
6.875%, 5–24–17	600	657
Tonon Bioenergia S.A.,
9.250%, 1–24–20 (B)	1,000	839
U.S.J. Acucar E Alcool S.A.,
9.875%, 11–9–19 (B)	1,000	937
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (B)	500	340

		11,733

British Virgin Islands – 0.2%
OAS Financial Ltd.,
8.875%, 4–29–49 (D)	1,000	885

Canada – 0.2%
Bombardier Inc.,
6.125%, 1–15–23 (B)	1,000	993

Cayman Islands – 1.3%
Braskem Finance Limited (GTD by Braskem S.A.):
7.000%, 5–7–20 (B)	500	533
5.750%, 4–15–21 (B)	2,000	1,960
Hutchinson Whampoa Limited,
6.000%, 5–29–49 (B)	1,000	1,064
Odebrecht Finance Ltd.,
7.500%, 9–29–49	500	480
Odebrecht Offshore Drilling Finance,
6.750%, 10–1–22 (B)	1,132	1,159
Petrobras International Finance Company,
5.375%, 1–27–21	1,700	1,685

		6,881

Chile – 1.6%
Automotores Gildemeister S.A.:
8.250%, 5–24–21	1,250	857
6.750%, 1–15–23 (B)	250	166
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (C)	CLP1,682,000	3,203
GeoPark Latin America Limited Agencia en Chile:
7.500%, 2–11–20	$1,000	1,015
7.500%, 2–11–20 (B)	500	508
Guanay Finance Limited,
6.000%, 12–15–20 (B)	2,500	2,594

		8,343

Columbia – 0.9%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (C)	COP3,888,000	2,086
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (B)	$2,000	2,015
5.125%, 3–28–23 (B)	1,000	918

		5,019

Croatia – 0.2%
Banco Nacional de Costa Rica,
6.250%, 11–1–23 (B)	1,000	968

France – 0.8%
Societe Generale:
8.250%, 11–29–49 (D)	1,000	1,071
7.875%, 12–31–49 (B)	3,000	3,021

		4,092

Germany – 0.2%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (B)(G)	1,000	1,045
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (B)	200	207

		1,252

Hong Kong – 0.6%
China Resources Power Holdings Company Limited,
7.250%, 5–9–49 (D)	2,000	2,080
Noble Group Limited,
6.750%, 1–29–20 (B)	1,250	1,313

		3,393

India – 0.2%
Bhira Investments Limited,
8.500%, 4–27–71	895	887

Indonesia – 0.9%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (B)	1,000	1,010
PT Adaro Indonesia,
7.625%, 10–22–19 (B)	2,000	2,110
Theta Capital Ptd. Ltd.,
7.000%, 5–16–19	1,550	1,545

		4,665

Ireland – 0.3%
MTS International Funding Limited,
5.000%, 5–30–23 (B)	1,000	935
Novatek Finance Limited,
7.750%, 2–21–17 (B)(C)	RUB25,000	762

		1,697

Jersey – 0.8%
HBOS Capital Funding No. 2 L.P.,
6.071%, 6–29–49 (B)	$3,000	2,989
UBS AG,
7.250%, 2–22–22	1,000	1,095

		4,084

Luxembourg – 1.9%
Aguila 3 S.A.,
7.875%, 1–31–18 (B)	1,500	1,590
BC Luxco 1 S.A.,
7.375%, 1–29–20 (B)	2,000	1,850
Evraz Group S.A.:
7.400%, 4–24–17	1,000	1,040
9.500%, 4–24–18 (B)	850	928
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (B)	1,500	1,598
Telecom Italia Capital,
7.175%, 6–18–19	2,000	2,244
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	750	798

		10,048

Mexico – 1.6%
America Movil, S.A.B. de C.V.,
6.450%, 12–5–22 (C)	MXN22,000	1,553
BBVA Bancomer S.A.,
6.750%, 9–30–22 (B)	$1,750	1,864
CEMEX S.A.B. de C.V.,
9.500%, 6–15–18 (B)	1,500	1,702
CEMEX, S.A.B. de C.V.,
7.250%, 1–15–21 (B)	1,600	1,656
Financiera Independencia, S.A.B. de C.V., Sociedad Financiera de Objeto Multiple, Entidad No Regulada,
10.000%, 3–30–15	982	1,026
Tenedora Nemak, S.A. de C.V.,
5.500%, 2–28–23 (B)	750	735

		8,536

Netherlands – 1.0%
Listrindo Capital B.V.,
6.950%, 2–21–19 (B)	750	782
Listrindo Capital B.V. (GTD by PT Cikarang Listrindo),
6.950%, 2–21–19	1,000	1,042
Marfrig Holdings (Europe) BV,
8.375%, 5–9–18 (B)	2,000	1,861
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (B)(C)	RUB50,000	1,520

		5,205

Norway – 1.2%
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17 (B)	$1,650	1,642
World Wide Supply AS,
7.750%, 5–26–17 (B)	5,000	5,000

		6,642

Russia – 0.1%
SCF Capital Limited,
5.375%, 10–27–17	750	754

Singapore – 0.2%
Olam International Limited:
5.750%, 9–20–17	250	236
6.000%, 8–10–18 (C)	SGD250	197
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (B)	$500	484

		917

Turkey – 0.4%
Arcelik A.S.,
5.000%, 4–3–23 (B)	250	216
Turkiye Garanti Bankasi A.S.,
6.250%, 4–20–21 (B)	500	492
Türkiye Is Bankasi A.S.,
6.000%, 10–24–22 (B)	1,500	1,345

		2,053

United Kingdom – 1.5%
Barclays plc,
8.250%, 12–29–49 (D)	2,000	2,065
Royal Bank of Scotland Group plc:
6.000%, 12–19–23	3,000	3,022
7.640%, 3–29–49 (D)	2,000	1,950
Vedanta Resources plc,
7.125%, 5–31–23 (B)	1,000	916

		7,953

United States – 2.5%
Bank of America Corporation,
8.000%, 12–29–49	1,000	1,108
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	2,000	1,995
JBS USA LLC and JBS USA Finance, Inc.,
8.250%, 2–1–20 (B)	1,500	1,628
JPMorgan Chase & Co.,
6.000%, 12–29–49 (D)	3,000	2,868
Petrohawk Energy Corporation,
7.250%, 8–15–18	1,500	1,617
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	500	571
Verizon Communications Inc.,
5.150%, 9–15–23	1,000	1,072
Xerox Corporation,
8.250%, 5–15–14	2,685	2,756

		13,615

TOTAL CORPORATE DEBT SECURITIES – 22.3%		$118,883
(Cost: $122,254)

OTHER GOVERNMENT SECURITIES
Australia – 0.7%
New South Wales Treasury Corporation,
5.500%, 3–1–17 (C)	AUD4,000	3,824

Canada – 1.1%
City of Toronto,
3.500%, 12–6–21 (C)	CAD2,000	1,892
Province of Ontario,
4.400%, 6–2–19 (C)	2,000	2,058
Regional Municipality of York,
4.000%, 6–30–21 (C)	2,000	1,967

		5,917

Germany – 1.4%
KfW, Frankfurt/Main, Federal Republic of Germany:
3.250%, 5–5–14 (C)	SEK22,000	3,445
2.875%, 10–12–16 (C)	NOK26,000	4,371

		7,816

Ireland – 0.3%
Russian Railways via RZD Capital Ltd,
8.300%, 4–2–19 (C)	RUB50,000	1,505

Malaysia – 0.2%
Malaysian Government Bonds,
3.314%, 10–31–17 (C)	MYR3,000	904

South Korea – 0.2%
South Korea Treasury Bonds,
5.000%, 9–10–14 (C)	KRW1,100,000	1,059

TOTAL OTHER GOVERNMENT SECURITIES – 3.9%		$21,025
(Cost: $22,351)

LOANS
United States – 1.8%
Continental Building Products, LLC,
8.750%, 2–15–21 (D)	$2,574	2,574
Empresas ICA S.A.,
9.146%, 12–8–14 (D)	5,000	4,975
Focus Brands, Inc.:
10.250%, 8–21–18 (D)	697	710
10.250%, 8–21–18 (D)	303	308
Misys plc and Magic Newco, LLC,
12.000%, 6–12–19 (D)	1,000	1,146

		9,713

TOTAL LOANS – 1.8%		$9,713
(Cost: $9,677)

SHORT-TERM SECURITIES
Commercial Paper – 2.1%
Federal Home Loan Bank,
0.050%, 2–24–14 (E)	3,000	3,000
General Mills, Inc.,
0.070%, 1–2–14 (E)	1,289	1,289
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.070%, 1–22–14 (E)	5,000	5,000
Unilever Capital Corporation (GTD by Unilever N.V.),
0.020%, 1–6–14 (E)	2,000	2,000

		11,289

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (F)	1,637	1,637

TOTAL SHORT-TERM SECURITIES – 2.4%		$12,926
(Cost: $12,926)

TOTAL INVESTMENT SECURITIES – 100.3%		$534,229
(Cost: $491,003)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(1,513)

NET ASSETS – 100.0%		$532,716

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $88,853 or 16.7% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, CLP – Chilean Peso, COP – Columbian Peso, KRW – South Korean Won, MXN – Mexican Peso, MYR – Malaysian Ringgit, NOK – Norwegian Krone, RUB – Russian Ruble, SEK – Swedish Krona and SGD – Singapore Dollar).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(E)	Rate shown is the yield to maturity at December 31, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

(G)	Payment-in-kind bonds.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	UBS AG	14,900	1-27-14	$—	$596
Sell	Canadian Dollar	UBS AG	6,100	1-27-14	59	—
Sell	Euro	UBS AG	27,300	1-27-14	—	781
Sell	Israeli Shekel	UBS AG	18,300	1-27-14	—	129
Sell	Japanese Yen	UBS AG	1,471,150	1-27-14	606	—
Sell	Swedish Krona	UBS AG	26,600	1-27-14	—	139
					$665	$1,645

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$35,465	$—	$—
Consumer Staples	30,297	—	—
Energy	40,154	—	—
Financials	63,402	—	—
Health Care	59,737	—	—
Industrials	41,867	—	—
Information Technology	4,571	—	—
Materials	22,179	—	—
Telecommunication Services	35,341	—	—
Utilities	22,999	—	—
Total Common Stocks	$356,012	$—	$—
Investment Funds	7,819	—	—
Preferred Stocks	7,851	—	—
Corporate Debt Securities	—	110,894	7,989
Other Government Securities	—	21,025	—
Loans	—	4,738	4,975
Short-Term Securities	—	12,926	—
Total	$371,682	$149,583	$12,964
Forward Foreign Currency Contracts	$—	$665	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,645	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 4-1-13	$—	$—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	50	(25)
Purchases	7,938	5,000
Sales	—	—
Amortization/Accretion of premium/discount	1	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 12-31-13	$7,989	$4,975
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$50	$(25)

There were no transfers between any levels during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$7,989	Broker	Broker quotes
Loans	$4,975	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$491,003
Gross unrealized appreciation	54,975
Gross unrealized depreciation	(11,749)
Net unrealized appreciation	$43,226

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Bermuda – 0.5%
Nabors Industries Ltd.	526	$8,935

Canada – 6.2%
Canadian Natural Resources Limited	257	8,700
Canadian Pacific Railway Limited	286	43,209
Goldcorp Inc.	83	1,788
Suncor Energy Inc.	1,387	48,608
Yamana Gold Inc.	1,012	8,728

		111,033

China – 0.0%
China Metal Recycling (Holdings) Limited	30,000	—	*

Netherlands – 4.3%
Chicago Bridge & Iron Company N.V., NY Shares	243	20,186
Core Laboratories N.V.	90	17,109
LyondellBasell Industries N.V., Class A	490	39,338

		76,633

Norway – 1.1%
Seadrill Limited	484	19,862

Switzerland – 3.0%
Pentair, Inc.	117	9,118
Weatherford International Ltd. (A)	2,837	43,942

		53,060

United Kingdom – 7.2%
BHP Billiton plc	1,535	47,496
Randgold Resources Limited, ADR	134	8,439
Rio Tinto plc	1,283	72,449

		128,384

United States – 74.7%
Anadarko Petroleum Corporation	326	25,831
Antero Resources Corporation (A)	347	22,020
Axiall Corporation	716	33,984
Baker Hughes Incorporated	809	44,722
Cabot Oil & Gas Corporation	759	29,427
Cameron International Corporation (A)	746	44,383
Caterpillar Inc.	98	8,940
CME Group Inc.	330	25,860
Concho Resources Inc. (A)	253	27,302
ConocoPhillips	144	10,149
Continental Resources, Inc. (A)	339	38,156
Dow Chemical Company (The)	1,302	57,796
Dresser-Rand Group Inc. (A)	309	18,399
Dril-Quip, Inc. (A)	209	23,003
Eastman Chemical Company	231	18,650
Energy Transfer Equity, L.P.	220	17,942
EOG Resources, Inc.	225	37,680
Exxon Mobil Corporation	88	8,946
Flowserve Corporation	352	27,776
Fluor Corporation	336	26,993
FMC Technologies, Inc. (A)	701	36,612
Forum Energy Technologies, Inc. (A)	656	18,546
Frank’s International N.V.	365	9,847
Freeport-McMoRan Copper & Gold Inc., Class B	1,831	69,119
Gulfport Energy Corporation (A)	194	12,235
Halliburton Company	2,020	102,501
Hess Corporation	126	10,491
Joy Global Inc.	160	9,350

Marathon Petroleum Corporation	201	18,410
MarkWest Energy Partners, L.P.	262	17,326
Monsanto Company	350	40,763
National Oilwell Varco, Inc.	778	61,839
Noble Energy, Inc.	618	42,088
Oasis Petroleum LLC (A)	198	9,302
Occidental Petroleum Corporation	192	18,279
Patterson-UTI Energy, Inc.	522	13,215
Phillips 66	239	18,423
Pioneer Natural Resources Company	147	27,049
Plains GP Holdings, L.P., Class A (A)	571	15,283
PPG Industries, Inc.	99	18,795
Schlumberger Limited	1,063	95,787
Southwestern Energy Company (A)	809	31,818
Superior Energy Services, Inc.	1,479	39,356
Tesoro Corporation	152	8,883
Valero Energy Corporation	371	18,683
Valero Energy Partners LP (A)	147	5,062
Williams Companies, Inc. (The)	234	9,037

		1,326,058

TOTAL COMMON STOCKS – 97.0%		$1,723,965
(Cost: $1,448,781)

PREFERRED STOCKS

United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(B)	3,500	—	*

TOTAL PREFERRED STOCKS – 0.0%		$0
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 3.1%
Bank of Nova Scotia, 0.190%, 3–26–14 (C)	$5,000	4,998
Exxon Mobil Corporation, 0.020%, 1–6–14 (C)	15,000	15,000
Federal Home Loan Bank, 0.050%, 2–28–14 (C)	10,000	9,999
International Business Machines Corporation, 0.030%, 1–22–14 (C)	2,000	2,000
Sysco Corporation, 0.170%, 1–10–14 (C)	5,000	5,000
Unilever Capital Corporation (GTD by Unilever N.V.), 0.020%, 1–3–14 (C)	12,712	12,712
Wal-Mart Stores, Inc., 0.070%, 1–9–14 (C)	5,000	5,000

		54,709

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (D)	2,389	2,389

TOTAL SHORT-TERM SECURITIES – 3.2%		$57,098
(Cost: $57,097)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,781,063
(Cost: $1,516,728)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(3,880)

NET ASSETS – 100.0%		$1,777,183

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At December 31, 2013, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8-31-07	3,500	$10,850	$—	*

The total value of this security represented 0.0% of net assets at December 31, 2013.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	UBS AG	53,070	1-27-14	$—	$2,122
Sell	British Pound	State Street Global Markets	6,950	1-27-14	—	276
Sell	Canadian Dollar	State Street Global Markets	16,815	1-27-14	164	—
Sell	Canadian Dollar	UBS AG	44,285	1-27-14	429	—
					$593	$2,398

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$1,144,538	$—	$—
Financials	25,860	—	—
Industrials	136,224	—	—
Materials	417,343	—	—	*
Total Common Stocks	$1,723,965	$—	$—	*
Short-Term Securities	—	57,098	—
Total	$1,723,965	$57,098	$—	*
Forward Foreign Currency Contracts	$—	$593	$—
Liabilities
Forward Foreign Currency Contracts	$—	$2,399	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,516,728
Gross unrealized appreciation	325,536
Gross unrealized depreciation	(61,201)
Net unrealized appreciation	$264,335

SCHEDULE OF INVESTMENTS Ivy Global Real Estate Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 6.9%
DEXUS Property Group	198		$178
Federation Centres	55		115
GPT Group	87		265
Investa Office Fund	52		145
Mirvac Group	156		234
Westfield Group	69		622

			1,559

Belgium – 0.5%
Befimmo NV/SA	2		118

Bermuda – 1.9%
Hongkong Land Holdings Limited	54		318
Kerry Properties Limited	31		108

			426

Canada – 4.1%
Brookfield Canada Office Properties	1		29
Calloway Real Estate Investment Trust	5		129
Canadian Apartments Properties Real Estate Investment Trust	5		192
Canadian Real Estate Investement Trust	4		87
Chartwell Retirement Residences	6		57
Dundee Real Estate Investment Trust	3		75
First Capital Realty Inc.	10		163
Northern Property Real Estate Investment Trust	1		19
RioCan Real Estate Investment Trust	7		171

			922

China – 0.6%
China Resources Land Limited	58		144

Finland – 0.3%
Sponda plc	15		70

France – 5.2%
Gecina	2		211
Icade	1		137
Klepierre	4		196
Mercialys S.A.	5		109
Unibail-Rodamco	2		525

			1,178

Germany – 1.6%
alstria office REIT-AG	7		83
Deutsche Annington Immobilien SE (A)	—	*	3
Deutsche EuroShop AG	2		77
LEG Immobilien AG	3		194

			357

Hong Kong – 7.4%
China Overseas Land & Investment Limited	41		115
Great Eagle Holdings Limited	13		45
Hysan Development Company Limited	36		155
Kerry Logistics Network Limited (A)(B)	11		16
Sino Land Company Limited	108		148
Sun Hung Kai Properties Limited	50		634
Swire Properties Limited	90		228
Wharf (Holdings) Limited (The)	43		329

			1,670

Japan – 12.9%
Aeon REIT Investment Corporation	—	*	77

GLP J-REIT	—	*	239
Mitsubishi Estate Co., Ltd.	38		1,135
Mitsui Fudosan Co., Ltd.	26		934
Nippon Building Fund Inc.	—	*	279
Nippon Prologis REIT, Inc.	—	*	268

			2,932

Jersey – 0.1%
Atrium European Real Estate Limited	5		27

Netherlands – 0.6%
Corio N.V.	—	*	19
Wereldhave N.V.	2		124

			143

Singapore – 3.5%
CapitaCommercial Trust	58		67
CapitaLand Limited	81		194
CapitaMall Trust	96		144
Global Logistic Properties Limited	85		194
Keppel Land Limited	25		66
Mapletree Investments Pte Ltd.	61		65
Suntec Real Estate Investment Trust	57		70

			800

Sweden – 0.5%
Wihlborgs Fastigheter AB	6		108

Switzerland – 1.0%
PSP Swiss Property Ltd, Registered Shares	3		229

United Kingdom – 4.1%
British Land Company plc (The)	26		272
Derwent London plc	3		120
Hammerson plc	21		172
Land Securities Group plc	11		177
Metric Property Investments plc	45		102
Shaftesbury plc	9		92

			935

United States – 46.1%
Alexandria Real Estate Equities, Inc.	4		282
American Tower Corporation, Class A	1		98
AvalonBay Communities, Inc.	7		864
BioMed Realty Trust, Inc.	3		52
Boston Properties, Inc.	8		825
Camden Property Trust	1		75
CBL & Associates Properties, Inc.	10		173
Corporate Office Properties Trust	4		85
DDR Corp.	12		191
DiamondRock Hospitality Company	14		157
Digital Realty Trust, Inc.	2		90
Duke Realty Corporation	14		213
Empire State Realty Trust, Inc. , Class A	5		81
Equity One, Inc.	3		73
Equity Residential	16		817
Extra Space Storage Inc.	1		53
Federal Realty Investment Trust	3		319
General Growth Properties, Inc.	17		333
HCP, Inc.	18		638
Host Hotels & Resorts, Inc.	16		312
LaSalle Hotel Properties	9		277
ProLogis	11		401
Public Storage, Inc.	4		584
RLJ Lodging Trust	5		131
Simon Property Group, Inc.	10		1,507
SL Green Realty Corp.	2		181
Tanger Factory Outlet Centers, Inc.	3		90

Taubman Centers, Inc.	3	208
Terreno Realty Corporation	1	16
UDR, Inc.	15	352
Ventas, Inc.	10	559
Vornado Realty Trust	4	318
Weingarten Realty Investors	4	96

		10,451

TOTAL COMMON STOCKS – 97.3%		$22,069
(Cost: $22,703)

SHORT-TERM SECURITIES	Principal
Master Note – 1.7%
Toyota Motor Credit Corporation, 0.091%, 1-7-14 (C)	$379	379

TOTAL SHORT-TERM SECURITIES – 1.7%		$379
(Cost: $379)

TOTAL INVESTMENT SECURITIES – 99.0%		$22,448
(Cost: $23,082)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		237

NET ASSETS – 100.0%		$22,685

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $16 or 0.1% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$21,971	$—	$—
Telecommunication Services	98	—	—
Total Common Stocks	$22,069	$—	$—
Short-Term Securities	—	379	—
Total	$22,069	$379	$—

As of December 31, 2013, there were no transfers between Levels 1 and 2 during the period.

The following acronym is used throughout this schedule:

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$23,082
Gross unrealized appreciation	641
Gross unrealized depreciation	(1,275)
Net unrealized depreciation	$(634)

SCHEDULE OF INVESTMENTS Ivy Global Risk-Managed Real Estate Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 6.9%
DEXUS Property Group	236		$212
Federation Centres	69		144
GPT Group	118		359
Investa Office Fund	69		194
Westfield Group	96		863
Westfield Retail Trust	141		375

			2,147

Bermuda – 3.3%
Hongkong Land Holdings Limited	173		1,018

Canada – 4.3%
Boardwalk Real Estate Investment Trust	1		77
Brookfield Canada Office Properties	6		151
Calloway Real Estate Investment Trust	12		278
Canadian Apartments Properties Real Estate Investment Trust	9		347
Dundee Real Estate Investment Trust	4		120
RioCan Real Estate Investment Trust	15		359

			1,332

France – 3.2%
Gecina	4		500
Unibail-Rodamco	2		487

			987

Germany – 4.1%
alstria office REIT-AG	42		524
Deutsche EuroShop AG	10		445
Deutsche Wohnen AG	16		308

			1,277

Hong Kong – 5.8%
Hysan Development Company Limited	131		564
Link Real Estate Investment Trust (The)	112		541
Swire Properties Limited	276		699

			1,804

Japan – 13.2%
GLP J-REIT	1		916
Japan Real Estate Investment Corporation	—	*	868
Nippon Building Fund Inc.	—	*	1,173
Nippon Prologis REIT, Inc.	—	*	850
Nomura Real Estate Master Fund, Inc.	—	*	296

			4,103

Jersey – 0.9%
Atrium European Real Estate Limited	49		284

Singapore – 4.6%
CapitaCommercial Trust	202		232
CapitaMall Trust	266		401
Fortune Real Estate Investment Trust	401		320
Mapletree Investments Pte Ltd	234		248
Suntec Real Estate Investment Trust	176		215

			1,416

Switzerland – 1.7%
PSP Swiss Property Ltd, Registered Shares	6		541

United Kingdom – 4.3%
Derwent London plc	8		335
Hammerson plc	46		378

Land Securities Group plc	17	264
Shaftesbury plc	34	351

		1,328

United States – 46.7%
Alexandria Real Estate Equities, Inc.	4	230
American Campus Communities, Inc.	11	364
AvalonBay Communities, Inc.	10	1,185
BioMed Realty Trust, Inc.	11	204
Boston Properties, Inc.	12	1,252
Camden Property Trust	2	129
EastGroup Properties, Inc.	3	160
Equity One, Inc.	12	259
Equity Residential	20	1,059
Extra Space Storage Inc.	3	123
Federal Realty Investment Trust	8	859
HCP, Inc.	29	1,038
Liberty Property Trust	7	226
Macerich Company (The)	7	424
ProLogis	13	466
Public Storage, Inc.	8	1,149
Simon Property Group, Inc.	14	2,186
Tanger Factory Outlet Centers, Inc.	6	198
Taubman Centers, Inc.	12	777
Terreno Realty Corporation	9	154
UDR, Inc.	19	450
Ventas, Inc.	14	792
Vornado Realty Trust	5	441
Washington Real Estate Investment Trust	11	264
Weingarten Realty Investors	5	125

		14,514

TOTAL COMMON STOCKS – 99.0%		$30,751
(Cost: $ 33,061)

TOTAL INVESTMENT SECURITIES – 99.0%		$30,751
(Cost: $ 33,061)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		309

NET ASSETS – 100.0%		$31,060

Notes to Schedule of Investments

*	Not shown due to rounding.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$30,751	$—	$—
Total Common Stocks	$30,751	$—	$—

As of December 31, 2013 there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$33,061
Gross unrealized appreciation	453
Gross unrealized depreciation	(2,763)
Net unrealized depreciation	$(2,310)

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Casinos & Gaming – 0.0%
New Cotai Participation Corp, Class B (A)	—	*	$516

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)(C)	3		—

Specialized Finance – 0.4%
Maritime Finance Company Ltd. (A)(C)(D)	1,750		35,962

TOTAL COMMON STOCKS – 0.4%			$36,478
(Cost: $35,649)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (E)	13		1,612

Apparel Retail – 0.0%
St. John Knits International, Incorporated, Expires 12–31–29 (E)	48		595

TOTAL WARRANTS – 0.0%			$2,207
(Cost: $798)

PREFERRED STOCKS
Wireless Telecommunication Service – 0.0%
Crown Castle International Corp., Convertible (A)	25		2,509

TOTAL PREFERRED STOCKS – 0.0%			$2,509
(Cost: $2,500)

CORPORATE DEBT SECURITIES	Principal

Aerospace & Defense – 1.1%
Silver II Borrower SCA and Silver II US Holdings, 7.750%, 12–15–20 (B)	$60,870		64,522
TransDigm Group Incorporated, 7.500%, 7–15–21	34,783		37,392
TransDigm Inc., 5.500%, 10–15–20	10,136		9,908

			111,822

Agricultural Products – 0.4%
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	14,876		15,397
ASG Consolidated LLC, 15.000%, 5–15–17 (B)(F)	28,698		23,604

			39,001

Air Freight & Logistics – 0.4%
TRAC Intermodal LLC and TRAC Intermodal Corp., 11.000%, 8–15–19	34,640		39,576

Airlines – 0.4%
United Continental Holdings, Inc. (GTD by United Air Lines, Inc.):
8.000%, 7–15–24	24,847		24,922
6.000%, 7–15–26	9,518		8,185
6.000%, 7–15–28	9,518		8,019

			41,126

Alternative Carriers – 0.6%
Level 3 Communications, Inc.,
8.875%, 6–1–19	10,899		11,907

Level 3 Communications, Inc. and Level 3 Financing, Inc., 7.000%, 6–1–20	18,986	20,125
Level 3 Financing, Inc.: 8.125%, 7–1–19	20,767	22,740
8.625%, 7–15–20	4,591	5,142

		59,914

Aluminum – 0.3%
Wise Metals Group LLC,
8.750%, 12–15–18 (B)	24,684	25,980

Application Software – 0.2%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (B)	17,717	18,514

Auto Parts & Equipment – 2.8%
Affinia Group Intermediate Holdings Inc.,
7.750%, 5–1–21	2,000	2,100
Icahn Enterprises L.P.,
8.000%, 1–15–18	28,503	29,643
IDQ Acquisition Corp.,
14.000%, 10–1–17 (B)(F)	29,483	30,073
IDQ Holdings, Inc.,
11.500%, 4–1–17 (B)	55,903	58,139
Schaeffler Finance B.V.:
7.750%, 2–15–17 (B)	24,902	28,264
4.750%, 5–15–21 (B)	11,382	11,354
Schaeffler Holding Finance B.V.:
6.875%, 8–15–18 (B)(F)(G)	EUR46,435	68,352
6.875%, 8–15–18 (B)(F)	$57,290	60,727

		288,652

Automotive Retail – 0.7%
Sonic Automotive, Inc.:
7.000%, 7–15–22	27,940	30,350
5.000%, 5–15–23	45,581	42,732

		73,082

Banking – 0.2%
Barclays plc,
8.250%, 12–29–49 (H)	19,214	19,838

Broadcasting – 1.5%
Clear Channel Outdoor Holdings, Inc.:
6.500%, 11–15–22	56,726	57,829
Cumulus Media Inc.,
7.750%, 5–1–19	10,000	10,550
Spanish Broadcasting System, Inc.,
12.500%, 4–15–17 (B)	5,090	5,548
WideOpenWest Finance, LLC and WideOpenWest CapitalCorp.:
10.250%, 7–15–19	47,661	52,904
13.375%, 10–15–19	24,730	28,625

		155,456

Building Products – 2.3%
CPG Merger Sub LLC,
8.000%, 10–1–21 (B)	19,810	20,602
HD Supply, Inc.:
11.000%, 4–15–20	15,358	18,199
7.500%, 7–15–20	14,663	15,799
11.500%, 7–15–20	110,370	131,755
Ply Gem Holdings, Inc.,
8.250%, 2–15–18	893	951
Ply Gem Industries, Inc.,
8.250%, 2–15–18 (B)	27,085	28,440
USG Corporation,
5.875%, 11–1–21 (B)	19,417	20,194

		235,940

Cable & Satellite – 1.3%
Cablevision Systems Corporation,
5.875%, 9–15–22	41,503	39,740

CCO Holdings, LLC and CCO Holdings Capital Corp.,
5.750%, 1–15–24	32,467	30,681
DISH DBS Corporation:
5.125%, 5–1–20	3,737	3,746
6.750%, 6–1–21	19,335	20,495
5.875%, 7–15–22	14,000	14,000
5.000%, 3–15–23	10,265	9,572
Univision Communications Inc.,
6.750%, 9–15–22 (B)	2,829	3,098
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (B)	11,032	11,694

		133,026

Casinos & Gaming – 0.5%
Chester Downs and Marina, LLC,
9.250%, 2–1–20 (B)	5,498	5,512
Codere Finance (Luxembourg) S.A.,
9.250%, 2–15–19 (B)	10,829	6,010
MCE Finance Limited,
5.000%, 2–15–21 (B)	45,217	44,086

		55,608

Commodity Chemicals – 0.5%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (B)(F)	50,667	52,947

Communications Equipment – 0.7%
Eagle Midco, Inc.,
9.000%, 6–15–18 (B)(F)	73,362	76,480

Construction Materials – 0.3%
Headwaters Incorporated:
7.250%, 1–15–19 (B)	13,791	14,171
7.625%, 4–1–19	1,333	1,436
Headwaters Incorporated, Convertible,
8.750%, 2–1–16	2,894	3,140
Hillman Group, Inc. (The),
10.875%, 6–1–18	11,777	12,719

		31,466

Consumer Finance – 1.8%
Creditcorp,
12.000%, 7–15–18 (B)	35,260	34,907
MISA Investments Limited,
8.625%, 8–15–18 (B)	51,309	53,106
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (B)	43,114	45,377
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (B)	14,715	15,304
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (F)	34,952	37,573

		186,267

Data Processing & Outsourced Services – 1.8%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (B)	43,631	45,267
6.375%, 4–1–20 (B)	39,888	41,783
Bankrate, Inc.,
6.125%, 8–15–18 (B)	24,256	25,226
CoreLogic, Inc.,
7.250%, 6–1–21	52,112	56,541
CyrusOne LP and CyrusOne Finance Corp.,
6.375%, 11–15–22	4,826	4,995

		173,812

Distillers & Vintners – 0.3%
Constellation Brands, Inc.:
3.750%, 5–1–21	12,642	11,883
4.250%, 5–1–23	18,771	17,504

		29,387

Diversified Banks – 0.3%
Bank of America Corporation:
8.000%, 12–29–49 (H)	12,263	13,587
8.125%, 12–29–49 (H)	12,843	14,369

		27,956

Diversified Capital Markets – 0.8%
Patriot Merger Corp.,
9.000%, 7–15–21 (B)	78,480	82,404

Diversified Metals & Mining – 2.2%
American Gilsonite Holding Company,
11.500%, 9–1–17 (B)	20,241	19,431
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (B)	7,359	7,819
FMG Resources Pty Ltd.:
6.875%, 2–1–18 (B)	2,485	2,615
8.250%, 11–1–19 (B)	52,522	58,956
6.875%, 4–1–22 (B)	59,155	64,479
Magnetation LLC and Mag Finance Corp.,
11.000%, 5–15–18 (B)	69,337	75,578

		228,878

Diversified Support Services – 0.5%
Algeco Scotsman Global Finance plc,
10.750%, 10–15–19 (B)	21,100	22,261
Nexeo Solutions, LLC,
8.375%, 3–1–18	28,849	28,632

		50,893

Education Services – 2.1%
Laureate Education, Inc.,
9.250%, 9–1–19 (B)	195,206	212,287

Electric Utilities – 0.2%
Alliant Holdings,
7.875%, 12–15–20 (B)	19,189	20,148

Electronic Manufacturing Services – 0.3%
KEMET Corporation,
10.500%, 5–1–18	26,918	26,582

Finance – 3.5%
AA PIK Co. Ltd.,
9.500%, 11–7–19 (B)(F)(G)	GBP45,000	75,822
Abengoa Finance SAU,
7.750%, 2–1–20 (B)	$58,396	60,148
Mobile Challenger Intermediate Group S.A.:
8.750%, 3–15–19 (B)(F)(G)	EUR32,600	46,642
8.750%, 3–15–19 (B)(F)(G)	CHF34,600	40,242
Stearns Holdings Inc.,
9.375%, 8–15–20 (B)	$22,590	23,042
TMX Finance LLC and TitleMax Finance Corporation,
8.500%, 9–15–18 (B)	94,061	100,174
TransUnion Holding Company, Inc.,
8.125%, 6–15–18 (F)	26,958	28,441

		374,511

Food Distributors – 3.3%
Darling Escrow Corporation,
5.375%, 1–15–22 (B)	15,546	15,663
Hawk Acquisition Sub, Inc.,
4.250%, 10–15–20 (B)	14,942	14,456
Michael Foods Holding, Inc.,
8.500%, 7–15–18 (B)(F)	29,611	31,313
Simmons Foods, Inc.,
10.500%, 11–1–17 (B)	21,355	22,690
Sun Merger Sub, Inc.:
5.250%, 8–1–18 (B)	13,064	13,685
5.875%, 8–1–21 (B)	13,064	13,391
U.S. Foodservice, Inc.,
8.500%, 6–30–19	212,113	232,263

		343,461

Gaming – 1.0%
Gateway Casinos & Entertainment Limited,
8.500%, 11–26–20 (B)(G)	CAD13,489	12,750
Isle of Capri Casinos, Inc.,
5.875%, 3–15–21	$7,866	7,728
New Cotai, LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (B)(F)	42,267	43,323
Pinnacle Entertainment, Inc. and PNK Finance Corp.,
6.375%, 8–1–21 (B)	15,223	15,566
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
5.375%, 3–15–22	4,163	4,205
Wynn Macau, Limited,
5.250%, 10–15–21 (B)	24,295	24,325

		107,897

Health Care Equipment – 0.4%
VWR Funding, Inc.,
7.250%, 9–15–17	36,121	38,740

Health Care Facilities – 1.9%
Capsugel S.A.,
7.000%, 5–15–19 (B)(F)	15,540	15,831
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (B)(F)	23,598	24,158
Physio-Control International, Inc.,
9.875%, 1–15–19 (B)	16,108	18,041
Tenet Healthcare Corporation:
6.000%, 10–1–20 (B)	23,864	24,908
8.125%, 4–1–22	79,864	86,053
6.875%, 11–15–31	38,869	33,816

		202,807

Health Care Services – 0.7%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (B)	42,039	46,138
Truven Health Analytics,
10.625%, 6–1–20	23,101	26,133

		72,271

Health Care Supply – 0.2%
Alere Inc.,
6.500%, 6–15–20	10,494	10,730
HCA Inc.,
7.500%, 2–15–22	5,000	5,488

		16,218

Home Furnishings – 0.1%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	6,846	6,812

Hotels & Gaming – 0.6%
Hilton Worldwide Finance, LLC,
5.625%, 10–15–21 (B)	59,595	61,830

Hotels, Resorts & Cruise Lines – 0.1%
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21	7,346	7,254

Independent Power Producers & Energy Traders – 0.2%
Texas Competitive Electric Holdings Company, LLC and TCEH Finance, Inc.,
11.500%, 10–1–20 (B)	2,150	1,580
Trionista TopCo GmbH,
6.875%, 4–30–21 (B)(G)	EUR11,000	15,988

		17,568

Industrial Conglomerates – 0.1%
WESCO Distribution, Inc.,
5.375%, 12–15–21 (B)	$8,210	8,210

Industrial Machinery – 0.4%
Dynacast International LLC and Dynacast Finance Inc.,
9.250%, 7–15–19	12,424	13,697
Gardner Denver, Inc. and Renaissance AcquisitionCorp.,
6.875%, 8–15–21 (B)	32,106	32,026

		45,723

Integrated Telecommunication Services – 0.2%
CenturyLink, Inc.,
5.625%, 4–1–20	17,159	17,459

Internet Software & Services – 0.2%
IAC/InterActiveCorp:
4.875%, 11–30–18 (B)	20,000	20,450
4.750%, 12–15–22	2,342	2,184

		22,634

Investment Banking & Brokerage – 0.5%
GFI Group Inc.,
9.625%, 7–19–18	22,863	23,720
Isabelle Acquisition Sub Inc.,
10.000%, 11–15–18 (F)	29,774	32,528

		56,248

IT Consulting & Other Services – 0.2%
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	18,725	19,474

Leasing – 0.3%
Flexi–Van Leasing, Inc.,
7.875%, 8–15–18 (B)	25,687	27,228

Leisure Facilities – 0.4%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	16,302	16,302
Regal Entertainment Group,
5.750%, 2–1–25	21,184	19,965
Viking Cruises, Ltd.,
8.500%, 10–15–22 (B)	8,604	9,723

		45,990

Metal & Glass Containers – 0.9%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	25,837	27,064
Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (B)	60,512	64,446

		91,510

Movies & Entertainment – 0.6%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	9,586	10,964
Cinemark USA, Inc.:
5.125%, 12–15–22	9,662	9,348
4.875%, 6–1–23	40,137	37,729

		58,041

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (B)	33,414	33,958
Global Geophysical Services, Inc.:
10.500%, 5–1–17	31,724	23,637

		57,595

Oil & Gas Exploration & Production – 0.2%
Sabine Pass Liquefaction, LLC:
5.625%, 2–1–21 (B)	15,639	15,287
5.625%, 4–15–23 (B)	5,302	4,957

		20,244

Oil & Gas Refining & Marketing – 2.1%
Energy Partners Ltd.,
8.250%, 2–15–18	31,514	33,878
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (B)	56,526	60,200
Offshore Group Investment Limited:
7.500%, 11–1–19	33,650	36,594
7.125%, 4–1–23	26,084	26,606
Samson Investment Company,
10.500%, 2–15–20 (B)(H)	22,564	24,595
Shelf Drilling Holdings, Ltd.,
8.625%, 11–1–18 (B)	29,493	31,852

		213,725

Oil Services – 1.4%
Foresight Energy LLC and Foresight Energy Finance Corporation,
7.875%, 8–15–21 (B)	37,707	38,744
SESI, LLC,
7.125%, 12–15–21	57,055	63,617
Sidewinder Drilling Inc,
9.750%, 11–15–19 (B)	9,651	8,493
Whiting Petroleum Corporation:
5.000%, 3–15–19	18,282	18,693
5.750%, 3–15–21	16,972	17,566

		147,113

Packaged Foods & Meats – 0.3%
Bumble Bee Foods, LLC,
9.625%, 3–15–18 (B)(F)	28,038	29,580

Paper & Forest Products – 0.1%
Exopack Holdings S.A.,
7.875%, 11–1–19 (B)	9,310	9,496

Paper Packaging – 0.6%
Beverage Packaging Holdings II Issuer Inc.and Beverage Packaging Holdings (Luxembourg) II S.A.:
5.625%, 12–15–16 (B)	11,669	11,902
6.000%, 6–15–17 (B)	39,988	40,488
Reynolds Group Holdings Limited,
9.000%, 4–15–19	12,000	12,870

		65,260

Pharmaceuticals – 1.3%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	95,425	95,783
Jaguar Holding Co I,
9.375%, 10–15–17 (B)(F)	3,341	3,533
Salix Pharmaceuticals, Ltd.,
6.000%, 1–15–21 (B)	35,396	36,281

		135,597

Precious Metals & Minerals – 0.3%
Prince Mineral Holding Corp,
11.500%, 12–15–19 (B)	28,321	31,507

Property & Casualty Insurance – 1.1%
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (B)	108,127	110,560

Restaurants – 0.3%
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (B)(I)	27,855	22,841
NPC International, Inc.,
10.500%, 1–15–20	5,000	5,775

		28,616

Retail Stores – 3.2%
Central Garden & Pet Company,
8.250%, 3–1–18	37,655	36,619
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (B)(F)	36,736	37,563
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (B)(F)	58,720	61,436
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (B)	12,856	13,451
Michaels FinCo Holdings, LLC,
7.500%, 8–1–18 (B)(F)	46,330	48,183
Michaels Stores, Inc.,
5.875%, 12–15–20 (B)	6,000	6,030
Neiman Marcus Group LTD Inc.:
8.000%, 10–15–21 (B)	24,303	25,397
8.750%, 10–15–21 (B)	6,830	7,154
PC Nextco Holdings, LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (B)(F)	14,610	14,994
PETCO Holdings Inc,
8.500%, 10–15–17 (B)(F)	3,500	3,570
Pinnacle Operating Corporation,
9.000%, 11–15–20 (B)	80,363	85,284

		339,681

Satellite – 1.3%
Sirius XM Radio Inc.:
4.250%, 5–15–20 (B)	7,511	7,098
5.875%, 10–1–20 (B)	14,863	15,160
5.750%, 8–1–21 (B)	37,475	37,850
5.250%, 8–15–22 (B)	5,588	5,644
4.625%, 5–15–23 (B)	72,613	65,715

		131,467

Specialized Consumer Services – 2.6%
AA Bond Co Limited,
9.500%, 7–31–19 (B)(G)	GBP42,069	76,457
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	$96,366	96,125
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (B)	28,185	29,242
7.500%, 6–15–19 (B)(G)	EUR7,963	11,831
Emdeon, Inc.,
11.000%, 12–31–19	$5,000	5,775
Nielsen Finance,
5.500%, 10–1–21 (B)	25,651	26,036
ServiceMaster Company (The),
7.000%, 8–15–20	20,877	20,694

		266,160

Specialized Finance – 0.1%
CNG Holdings, Inc.,
9.375%, 5–15–20 (B)	5,626	5,176
Consolidated Communications Finance Co.,
10.875%, 6–1–20	6,590	7,595

		12,771

Specialized REITs – 0.7%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	74,508	76,743

Specialty Stores – 1.0%
New Academy Finance Co LLC,
8.000%, 6–15–18 (B)(F)	27,931	28,630
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (B)(F)	15,006	15,269
Takko Luxembourg 2 S.C.A.,
9.875%, 4–15–19 (B)(G)	EUR44,062	59,373

		103,272

Technology – 1.6%
Artesyn Escrow, Inc.,
9.750%, 10–15–20 (B)	$20,139	21,146
Epicor Software Corporation,
8.625%, 5–1–19	29,897	32,438
J2 Global, Inc.,
8.000%, 8–1–20	46,682	50,416
NCR Escrow Corp.:
5.875%, 12–15–21 (B)	26,601	27,100
6.375%, 12–15–23 (B)	25,049	25,581
Trulia, Inc., Convertible,
2.750%, 12–15–20 (B)	1,562	1,891
VeriSign, Inc.,
4.625%, 5–1–23	11,230	10,725

		169,297

Technology Distributors – 0.9%
Sophia, L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (B)(F)	38,804	39,968
9.750%, 1–15–19 (B)	48,442	53,650

		93,618

Telecommunications – 0.0%
Windstream Corp.,
7.750%, 10–15–20	4,294	4,557

Textiles – 0.2%
Quiksilver, Inc. and QS Wholesale, Inc.:
7.875%, 8–1–18 (B)	10,412	11,297
10.000%, 8–1–20	12,522	14,150

		25,447

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates, L.P. and PFG Finance Corp.:
10.125%, 2–15–19 (B)	10,379	11,313
6.750%, 6–15–21 (B)	38,210	38,019

		49,332

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12–15–21 (B)	35,691	36,048

Wireless – 2.7%
DigitalGlobe, Inc.,
5.250%, 2–1–21 (B)	17,331	16,898
Sprint Corporation:
7.250%, 9–15–21 (B)	83,544	89,706
7.875%, 9–15–23 (B)	76,059	81,763
7.125%, 6–15–24 (B)	19,903	20,202
T-Mobile USA, Inc.:
6.464%, 4–28–19	24,724	26,269
6.542%, 4–28–20	14,724	15,681
6.633%, 4–28–21	7,419	7,827
6.125%, 1–15–22	7,464	7,595
6.731%, 4–28–22	9,675	10,086
6.836%, 4–28–23	2,945	3,055
6.500%, 1–15–24	7,464	7,557

		286,639

Wireless Telecommunication Service – 0.4%
Digicel Group Limited,
8.250%, 9–30–20 (B)	35,962	37,266

TOTAL CORPORATE DEBT SECURITIES – 64.1%		$6,620,519
(Cost: $6,341,720)

MUNICIPAL BONDS
Puerto Rico – 0.2%
PR Aqueduct and Sewer Auth Rev Bonds, Ser 2012A (Sr Lien):
5.750%, 7–1–37	9,485	6,404
5.250%, 7–1–42	9,485	5,934
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	2,845	1,833
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–33	3,795	3,065
PR Elec Power Auth, Power Rev Bonds, Ser WW,
5.500%, 7–1–38	11,380	7,247

		24,483

TOTAL MUNICIPAL BONDS – 0.2%		$24,483
(Cost: $26,347)

MUNICIPAL BONDS – TAXABLE
Arizona – 0.1%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
0.976%, 1–1–37 (H)	4,875	3,734

New York – 0.0%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (B)	1,875	2,571

TOTAL MUNICIPAL BONDS – TAXABLE – 0.1%		$6,305
(Cost: $5,108)

LOANS
Apparel Retail – 0.9%
True Religion Apparel, Inc.:
5.875%, 7–29–19 (F)(H)	79,730	75,611
11.000%, 1–29–20 (H)	16,838	16,080

		91,691

Application Software – 2.4%
Misys plc and Magic Newco, LLC:
0.000%, 6–12–19 (H)	25,729	29,492
12.000%, 6–12–19 (H)	182,348	209,016

		238,508

Auto Parts & Equipment – 0.5%
Alliance Tire Group:
11.375%, 6–25–21 (F)(H)	35,000	35,073
Direct ChassisLink, Inc.,
8.500%, 11–7–19 (H)	18,661	18,644

		53,717

Broadcasting – 0.7%
PAW LUXCO II S.A.R.L.,
5.163%, 7–29–17 (G)(H)	EUR56,675	75,304

Cable & Satellite – 0.1%
Wilton Brands LLC,
7.500%, 8–30–18 (H)	$9,796	9,282

Casinos & Gaming – 0.2%
Centaur Acquisition, LLC,
8.750%, 1–31–20 (H)	9,821	10,067
Gateway Casinos & Entertainment Ltd.,
5.647%, 11–4–19 (G)(H)	CAD15,019	14,103

		24,170

Construction Materials – 0.7%
Continental Building Products, LLC:
0.000%, 8–15–20 (H)	$4,988	4,984
4.750%, 8–15–20 (H)	12,750	12,742
8.750%, 2–15–21 (H)	38,133	38,133

Quickrete Holdings, Inc.:
4.000%, 9–19–20 (H)	7,094	7,119
7.000%, 3–19–21 (H)	7,924	8,096

		71,074

Diversified Metals & Mining – 1.8%
FMG Resources Pty Ltd,
4.250%, 6–30–19 (H)	179,351	181,537

Diversified Support Services – 1.3%
Advantage Sales & Marketing, Inc.:
0.000%, 12–17–17 (H)	2,992	3,001
8.250%, 6–18–18 (H)	33,483	33,839
Brickman Group, Ltd. (The):
0.000%, 12–11–20 (H)	23,367	23,455
0.000%, 12–11–21 (H)	7,789	7,952
Nexeo Solutions, LLC,
5.000%, 2–16–17 (H)	4,987	4,975
Omnitracs, Inc.:
6.000%, 10–29–20 (H)	8,000	8,000
10.000%, 4–29–21 (H)	5,000	5,003
Sprint Industrial Holdings, LLC:
7.000%, 4–23–19 (H)	36,124	36,394
11.250%, 4–23–19 (H)	10,642	10,695

		133,314

Environmental & Facilities Services – 0.2%
Filtration Group Corporation:
4.500%, 11–15–20 (H)	9,340	9,428
0.000%, 11–15–21 (H)	6,227	6,359

		15,787

Food Distributors – 1.0%
Performance Food Group, Inc.,
0.000%, 11–17–19 (H)	3,983	4,001
U.S. Foods, Inc.,
4.500%, 3–31–19 (H)	100,000	100,854

		104,855

Food Retail – 1.1%
Focus Brands, Inc.:
4.250%, 2–22–18 (H)	73,111	72,806
5.500%, 2–22–18 (H)	1	1
10.250%, 8–21–18 (H)	36,399	37,036

		109,843

General Merchandise Stores – 0.7%
BJ’s Wholesale Club, Inc.:
4.500%, 9–26–19 (H)	15,563	15,643
0.000%, 3–31–20 (H)	15,601	15,894
8.500%, 3–31–20 (H)	27,235	27,745
Hudson’s Bay Company,
8.250%, 10–7–21 (H)	16,967	17,518

		76,800

Health Care Facilities – 0.7%
Surgery Center Holdings, Inc.:
6.000%, 4–11–19 (H)	28,565	28,636
9.750%, 4–11–20 (H)	44,000	44,001

		72,637

Health Care Supplies – 0.3%
Sage Products Holdings III, LLC,
9.250%, 6–13–20 (H)	30,299	30,905

Health Care Technology – 0.5%
Merge Healthcare, Inc.,
6.000%, 4–1–19 (H)	23,441	21,800
Vitera Healthcare Solutions, LLC:
6.000%, 10–4–20 (H)	19,420	19,323
9.250%, 10–4–21 (H)	11,652	11,710

		52,833

Hotels & Gaming – 1.2%
Hilton Worldwide Finance, LLC:
0.000%, 9–23–20 (H)	26,592	26,791
3.750%, 9–23–20 (H)	95,368	96,084

		122,875

Hotels, Resorts & Cruise Lines – 0.2%
Four Seasons Hotels Limited,
6.250%, 12–13–20 (H)	20,273	20,729

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc.,
15.000%, 3–2–16 (F)(H)	6,787	305

Independent Power Producers & Energy Traders – 0.9%
Alinta Energy Finance PTY Limited:
6.375%, 8–7–19 (H)	70,746	70,804
0.000%, 8–13–19 (H)	4,640	4,644
Texas Competitive Electric Holdings Company, LLC:
4.668%, 10–10–17 (H)	2,606	1,800
4.739%, 10–10–17 (H)	18,307	12,644

		89,892

Industrial Conglomerates – 0.3%
Crosby Worldwide Limited:
4.000%, 11–7–20 (H)	15,546	15,551
0.000%, 11–7–21 (H)	4,986	5,057
7.000%, 11–7–21 (H)	11,659	11,824

		32,432

Industrial Machinery – 0.4%
Gardner Denver, Inc.,
4.750%, 7–23–20 (G)(H)	EUR11,093	15,330
United Central Industrial Supply Company, LLC,
7.500%, 10–12–18 (H)	$28,908	27,463

		42,793

Internet Software & Services – 0.1%
W3 Co.,
9.250%, 8–21–20 (H)	13,722	13,790

IT Consulting & Other Services – 1.4%
Active Network, Inc. (The):
5.500%, 11–7–20 (H)	37,395	37,535
9.500%, 11–7–21 (H)	39,265	39,855
Digital Insight Corporation:
4.750%, 10–11–19 (H)	5,184	5,184
8.750%, 10–11–20 (H)	5,222	5,326
Infor Global Solutions European Finance, S.a.R.L.,
12.875%, 4–5–17 (F)(H)	5,251	5,547
Triple Point Group Holdings, Inc.:
5.250%, 7–11–20 (H)	36,265	32,276
9.250%, 7–11–21 (H)	26,516	22,273

		147,996

Leisure Facilities – 0.3%
Northfield Park Associates LLC,
9.000%, 11–9–18 (H)	26,003	26,133

Metal & Glass Containers – 0.9%
Evergreen Tank Solution, Inc.,
9.500%, 9–11–18 (H)	31,458	31,301
KIK Custom Products, Inc.:
0.000%, 5–23–19 (H)	37,325	36,696
0.000%, 11–17–19 (H)	16,435	16,517
0.000%, 11–23–19 (H)	6,067	6,097

		90,611

Movies & Entertainment – 3.0%
Formula One Holdings Ltd. and Alpha Topco Limited,
9.250%, 10–16–19 (H)	160,000	166,600
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
4.500%, 4–30–19 (H)	135,028	136,360
Yonkers Racing Corporation,
8.750%, 7–22–20 (H)	5,000	4,950

		307,910

Oil & Gas Exploration & Production – 0.3%
Chesapeake Energy Corporation,
0.000%, 12–2–17 (H)	17,000	17,340
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (H)	13,548	13,667

		31,007

Oil & Gas Refining & Marketing – 1.0%
Fieldwood Energy, LLC,
8.375%, 9–30–20 (H)	41,098	41,920
Shelf Drilling Midco, Ltd.,
10.000%, 10–7–18 (F)(H)	60,366	61,120

		103,040

Oil & Gas Storage & Transportation – 0.8%
Bowie Resources Holdings, LLC:
6.750%, 8–9–20 (H)	46,793	46,910
11.750%, 2–15–21 (H)	34,306	33,448

		80,358

Other Diversified Financial Services – 0.2%
Cetera Financial Group, Inc.,
6.500%, 7–15–19 (H)	21,863	22,108

Paper Packaging – 0.4%
Exopack, LLC,
5.250%, 4–24–19 (H)	15,516	15,749
FPC Holdings, Inc.,
9.250%, 5–16–20 (H)	32,147	30,566

		46,315

Research & Consulting Services – 0.5%
Larchmont Resources, LLC,
8.250%, 8–1–19 (H)	49,761	50,383

Restaurants – 0.2%
Brasa Holdings, Inc.,
11.000%, 12–18–19 (H)	24,429	24,490

Retail Stores – 0.2%
Neiman Marcus Group LTD Inc.:
5.000%, 10–18–20 (H)	18,164	18,373

Specialized Finance – 0.5%
Orchard Acquisition Company, LLC,
7.000%, 2–4–19 (H)	34,260	34,604
Precision Capital PTE. LTD.,
7.250%, 10–22–18 (H)	19,000	18,501

		53,105

Specialty Chemicals – 0.2%
Chromaflo Technologies Corporation:
4.500%, 11–20–19 (H)	7,503	7,498
8.250%, 5–20–20 (H)	14,252	14,324

		21,822

TOTAL LOANS – 26.1%		$2,688,724
(Cost: $2,626,117)

SHORT-TERM SECURITIES
Commercial Paper – 9.6%
Air Products and Chemicals, Inc.:
0.100%, 1–17–14 (J)	5,000	5,000
0.170%, 2–5–14 (J)	15,000	14,997
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB),
0.220%, 2–14–14 (J)	5,000	4,999
Bank of Nova Scotia:
0.120%, 1–8–14 (J)	2,490	2,490
0.190%, 3–27–14 (J)	10,000	9,995
Becton Dickinson & Co.:
0.150%, 1–16–14 (J)	19,800	19,799
0.150%, 1–17–14 (J)	24,850	24,848
0.150%, 1–21–14 (J)	25,000	24,998
Bemis Company, Inc.:
0.240%, 1–3–14 (J)	3,250	3,250
0.230%, 1–10–14 (J)	1,300	1,300
0.240%, 1–14–14 (J)	21,500	21,498
0.230%, 1–17–14 (J)	10,500	10,499
0.250%, 1–24–14 (J)	2,000	2,000
Campbell Soup Company,
0.170%, 2–10–14 (J)	7,985	7,983
Clorox Company (The):
0.170%, 1–6–14 (J)	5,850	5,850
0.220%, 1–8–14 (J)	17,200	17,199
0.260%, 1–9–14 (J)	7,255	7,255
0.220%, 1–13–14 (J)	1,900	1,900
0.170%, 1–21–14 (J)	10,800	10,799
0.180%, 1–22–14 (J)	14,000	13,998
0.240%, 1–28–14 (J)	13,850	13,847
0.260%, 1–31–14 (J)	5,000	4,999
Diageo Capital plc (GTD by Diageo plc):
0.180%, 1–2–14 (J)	15,000	15,000
0.280%, 2–18–14 (J)	10,000	9,996
Ecolab Inc.:
0.210%, 1–8–14 (J)	3,000	3,000

0.220%, 1–30–14 (J)	20,000	19,996
Enbridge Inc.:
0.290%, 1–9–14 (J)	10,000	9,999
0.280%, 1–13–14 (J)	6,350	6,349
0.280%, 1–21–14 (J)	10,000	9,998
0.290%, 1–27–14 (J)	10,000	9,998
Exxon Mobil Corporation:
0.020%, 1–3–14 (J)	4,723	4,723
0.020%, 1–6–14 (J)	30,000	30,000
0.050%, 1–27–14 (J)	50,000	49,998
Federal Home Loan Bank,
0.050%, 2–28–14 (J)	37,800	37,797
General Mills, Inc.:
0.150%, 1–9–14 (J)	20,000	19,999
0.150%, 1–16–14 (J)	25,000	24,998
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.160%, 1–8–14 (J)	10,000	10,000
0.180%, 1–21–14 (J)	3,390	3,390
0.190%, 1–27–14 (J)	23,375	23,372
0.170%, 1–29–14 (J)	30,000	29,996
0.270%, 2–11–14 (J)	15,000	14,995
ICICI Bank Limited (GTD by Wells Fargo Bank, N.A.),
0.430%, 2–27–14 (J)	15,000	14,990
Illinois Tool Works Inc.,
0.100%, 2–4–14 (J)	7,679	7,678
International Business Machines Corporation,
0.030%, 1–22–14 (J)	5,000	5,000
John Deere Canada ULC (GTD by Deere & Company),
0.100%, 1–8–14 (J)	10,000	10,000
Kellogg Co.,
0.100%, 1–9–14 (J)	4,258	4,258
McCormick & Co. Inc.:
0.100%, 1–2–14 (J)	10,000	10,000
0.150%, 1–3–14 (J)	1,800	1,800
Mondelez International, Inc.,
0.250%, 1–23–14 (J)	25,000	24,996
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.070%, 1–22–14 (J)	20,000	19,999
PACCAR Financial Corp. (GTD by PACCAR Inc.),
0.080%, 2–20–14 (J)	5,000	4,999
PepsiCo, Inc.,
0.060%, 2–11–14 (J)	25,000	24,998
St. Jude Medical, Inc.:
0.130%, 1–21–14 (J)	5,000	5,000
0.160%, 1–24–14 (J)	9,800	9,799
Sysco Corporation,
0.170%, 1–10–14 (J)	60,000	59,997
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank):
0.120%, 1–9–14 (J)	15,000	15,000
0.120%, 2–4–14 (J)	10,000	9,999
Toyota Motor Credit Corporation,
0.050%, 1–14–14 (J)	10,000	10,000
Unilever Capital Corporation (GTD by Unilever N.V.),
0.020%, 1–6–14 (J)	10,000	10,000
Verizon Communications Inc.:
0.180%, 1–9–14 (J)	25,000	24,999
0.200%, 1–16–14 (J)	31,000	30,997
Virginia Electric and Power Company:
0.260%, 1–9–14 (J)	15,000	14,999
0.270%, 1–21–14 (J)	61,000	60,991
Wal-Mart Stores, Inc.:
0.070%, 1–7–14 (J)	10,000	10,000
0.070%, 1–13–14 (J)	25,000	24,999
0.050%, 2–10–14 (J)	5,000	5,000
Wisconsin Electric Power Co.,
0.170%, 1–9–14 (J)	7,000	7,000

		990,605

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (K)	1	1

Municipal Obligations – Taxable – 0.1%
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A,
0.040%, 1–7–14 (K)	10,000	10,000

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corporation (GTD by United States Government),
0.120%, 1–7–14 (K)	5,259	5,259

TOTAL SHORT-TERM SECURITIES – 9.8%		$1,005,865
(Cost: $ 1,005,876)

TOTAL INVESTMENT SECURITIES – 100.7%		$10,387,090
(Cost: $ 10,044,115)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7%)		(76,856)

NET ASSETS – 100.0%		$10,310,234

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $4,303,071 or 41.7% of net assets.

(C)	Restricted securities. At December 31, 2013, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Maritime Finance Company Ltd.	9-19-13	1,750	$35,000	$35,962
Provo Craft & Novelty, Inc.	9-15-11	3	1	—
			$35,001	$35,962

The total value of these securities represented 0.4% of net assets at December 31, 2013.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Payment-in-kind bonds.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, CHF – Swiss Franc, EUR – Euro and GBP – British Pound).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(I)	Zero coupon bond.

(J)	Rate shown is the yield to maturity at December 31, 2013.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	State Street Global Markets	20,848	1-27-14	$—	$828
Sell	British Pound	Morgan Stanley International	70,278	1-27-14	—	2,883
Sell	Euro	Morgan Stanley International	217,438	1-27-14	—	6,229
Sell	Euro	Morgan Stanley International	720	5-15-14	21	—
Sell	Euro	Morgan Stanley International	720	11-14-14	19	—
Sell	Euro	Morgan Stanley International	729	5-15-15	—	47
Sell	Euro	Morgan Stanley International	729	11-16-15	—	48
Sell	Swiss Franc	Deutsche Bank AG	9,700	1-27-14	60	—
Sell	Swiss Franc	Deutsche Bank AG	26,100	1-27-14	—	739
					$100	$10,774

The following total return swap agreements were outstanding at December 31, 2013.

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
JP Morgan	$50,000	iBoxx High Yield Custom Index	6-17-14	3M LIBOR	$168
Morgan Stanley	$25,000	iBoxx High Yield Custom Index	6-17-14	3M LIBOR	111
					$279

# The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying index.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$35,962	$516
Preferred Stocks	2,509	—	—
Warrants	—	—	2,207
Corporate Debt Securities	—	6,451,297	169,222
Municipal Bonds	—	30,788	—
Loans	—	1,892,694	796,030
Short-Term Securities	—	1,005,865	—
Total	$2,509	$9,416,606	$967,975
Forward Foreign Currency Contracts	$—	$100	$—
Swap Agreements	$—	$279	$—
Liabilities
Forward Foreign Currency Contracts	$—	$10,774	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans	Short-Term Securities
Beginning Balance 4-1-13	$—	$3,143	$93,646	$503,760	$5,475
Net realized gain (loss)	—	—	295	(338)	—
Net change in unrealized appreciation (depreciation)	(132)	(2,420)	9,802	(2,422)	—
Purchases	648	—	127,039	558,234	—
Sales	—	—	(10,474)	(219,860)	—
Amortization/Accretion of premium/discount	—	—	(157)	834	—
Transfers into Level 3 during the period	—	1,484	42,717	128,454	—
Transfers out of Level 3 during the period	—	—	(93,646)	(172,632)	(5,475)
Ending Balance 12-31-13	$516	$2,207	$169,222	$796,030	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$(132)	$(2,420)	$9,802	$96	$—

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$516	Broker	Broker quotes
Warrants	$2,207	Broker	Broker quotes
Corporate Debt Securities	$169,222	Third-party valuation service	Broker quotes
Loans	$796,030	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$10,044,115
Gross unrealized appreciation	398,594
Gross unrealized depreciation	(55,619)
Net unrealized appreciation	$342,975

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 3.6%
Amcor Limited	2,508		$23,628
Amcor Limited (A)	—	*	—	*
Stockland Corporation Limited	7,283		23,474
Telstra Corporation Limited, ADR	5,563		26,077

			73,179

Belgium – 1.2%
Anheuser-Busch InBev S.A., ADR	223		23,714

Brazil – 3.1%
BRMalls Participacoes S.A.	2,031		14,681
Hypermarcas S.A.	3,308		24,750
TIM Participacoes S.A.	3,472		18,148
TIM Participacoes S.A., ADR	198		5,198

			62,777

China – 3.7%
Baidu.com, Inc., ADR (A)	137		24,414
China Construction Bank Corporation	34,665		26,152
China Unicom Limited	15,792		23,624

			74,190

Denmark – 1.3%
TDC A/S	2,640		25,604

Finland – 1.1%
Nokia OYJ	2,678		21,442

France – 11.8%
Bouygues S.A.	539		20,349
Cap Gemini S.A.	389		26,303
European Aeronautic Defence and Space Company	397		30,515
Gaz de France	961		22,597
Publicis Groupe S.A. (A)	310		28,388
Remy Cointreau S.A.	252		21,122
Total S.A.	872		53,421
TOTAL S.A. (B)	66		4,014
Vinci	470		30,826

			237,535

Germany – 7.9%
Bayer AG	224		31,395
DaimlerChrysler AG, Registered Shares	529		45,806
Deutsche Bank AG	450		21,472
Dialog Semiconductor plc (A)	320		6,888
Fresenius SE & Co. KGaA	194		29,792
SAP AG	268		23,014

			158,367

Hong Kong – 1.9%
Cheung Kong (Holdings) Limited	2,388		37,694

Israel – 1.7%
Teva Pharmaceutical Industries Limited, ADR	875		35,068

Japan – 16.9%
Asahi Breweries, Ltd.	915		25,764
Chiyoda Corporation	2,003		29,025
Fuji Media Holdings, Inc.	930		18,979
Honda Motor Co., Ltd.	727		29,904
Inpex Corp	1,845		23,614

Isuzu Motors Limited	3,505	21,767
Millea Holdings, Inc.	678	22,630
Mizuho Financial Group, Inc.	10,283	22,262
Nissin Kogyo Co., Ltd.	1,455	30,785
Shin-Etsu Chemical Co., Ltd.	368	21,427
Softbank Corp.	287	25,090
Sumitomo Mitsui Trust Holdings, Inc.	4,915	25,857
Tokyo Electron Limited	394	21,528
Yahoo Japan Corporation	3,752	20,842

		339,474

Luxembourg – 1.6%
Acergy S.A.	1,635	31,300

Mexico – 1.2%
Grupo Financiero Banorte, S.A.B. de C.V.	3,390	23,721

Netherlands – 3.3%
ING Groep N.V., Certicaaten Van Aandelen (A)	3,260	45,300
Koninklijke Ahold N.V.	1,223	21,961

		67,261

Singapore – 1.1%
United Overseas Bank Limited	1,335	22,470

South Korea – 2.5%
Hyundai Mobis (A)	88	24,587
Samsung Electronics Co., Ltd.	19	24,778

		49,365

Spain – 2.6%
Amadeus IT Holding, S.A.	568	24,314
CaixaBank, S.A.	2,956	15,407
CaixaBank, S.A. (B)	2,208	11,504

		51,225

Sweden – 2.0%
Investor AB, B Shares	904	31,120
Swedish Match AB	313	10,044

		41,164

Switzerland – 4.7%
Credit Suisse Group AG, Registered Shares	633	19,354
Credit Suisse Group, ADR	96	2,995
Nestle S.A., Registered Shares	613	44,872
Novartis AG, Registered Shares	352	28,109

		95,330

United Kingdom – 19.7%
Burberry Group plc	1,047	26,288
GlaxoSmithKline plc	1,754	46,808
Kingfisher plc	3,575	22,775
Merlin Entertainments plc (A)(B)	2,814	16,656
Petrofac Limited	1,221	24,743
Prudential plc	1,132	25,108
Reckitt Benckiser Group plc	279	22,171
Rio Tinto plc	681	38,464
Royal Dutch Shell plc, Class A	1,460	52,044
SABMiller plc	461	23,662
Shire plc	1,402	66,235
Unilever plc	766	31,469

		396,423

United States – 3.0%
Cognizant Technology Solutions Corporation, Class A (A)	298	30,108
Yahoo! Inc. (A)	739	29,878

		59,986

TOTAL COMMON STOCKS – 95.9%		$1,927,289
(Cost: $1,589,156)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.4%
Army & Air Force Exchange Service, 0.090%, 1-9-14 (C)	$8,000	8,000
Danaher Corporation, 0.090%, 1-13-14 (C)	4,000	4,000
Enbridge Inc., 0.290%, 1-27-14 (C)	1,870	1,870
Exxon Mobil Corporation: 0.020%, 1-6-14 (C)	10,000	9,999
0.050%, 1-27-14 (C)	5,000	5,000
Federal Home Loan Bank: 0.050%, 2-24-14 (C)	2,400	2,400
0.050%, 2-28-14 (C)	10,000	9,999
St. Jude Medical, Inc., 0.160%, 1-24-14 (C)	4,700	4,700
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank), 0.120%, 1-14-14 (C)	10,000	9,999
Unilever Capital Corporation (GTD by Unilever N.V.), 0.020%, 1-3-14 (C)	1,395	1,395
Verizon Communications Inc., 0.190%, 1-13-14 (C)	3,500	3,500
Wal-Mart Stores, Inc., 0.070%, 1-9-14 (C)	7,000	7,000

		67,862

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.091%, 1-7-14 (D)	1,579	1,579

TOTAL SHORT-TERM SECURITIES – 3.5%		$69,441
(Cost: $69,440)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,996,730
(Cost: $1,658,596)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		11,627

NET ASSETS – 100.0%		$2,008,357

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $32,174 or 1.6% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Barclays Capital, Inc.	87,600	1-27-14	$—	$2,684
Sell	Japanese Yen	Barclays Capital, Inc.	7,415,000	1-27-14	3,024	—
					$3,024	$2,684

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Dialog Semiconductor plc	Bank of America N.A.	Call	533	January 2014	EUR14.84	$25	$(70)
	Barclays Bank plc	Call	533	January 2014	14.97	22	(64)
	Barclays Bank plc	Call	533	January 2014	15.00	25	(78)
	Barclays Bank plc	Call	533	January 2014	15.10	23	(57)
	Bank of America N.A.	Call	533	January 2014	15.13	23	(55)
Nissin Kogyo Co., Ltd.	Goldman Sachs International	Call	75,000	January 2014	JPY2,209.10	16	(28)
	Goldman Sachs International	Call	75,000	January 2014	2,217.71	15	(24)
	Goldman Sachs International	Call	75,000	January 2014	2,234.72	18	(28)
	Goldman Sachs International	Call	750	January 2014	2,230.00	21	(39)
						$188	$(443)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$265,935	$—	$—
Consumer Staples	249,531	—	—
Energy	189,136	—	—
Financials	391,200	—	—
Health Care	237,407	—	—
Industrials	110,715	—	—
Information Technology	253,509	—	—
Materials	83,518	—	—
Telecommunication Services	123,741	—	—
Utilities	22,597	—	—
Total Common Stocks	$1,927,289	$—	$—
Short-Term Securities	—	69,441	—
Total	$1,927,289	$69,441	$—
Forward Foreign Currency Contracts	$—	$3,024	$—
Liabilities
Forward Foreign Currency Contracts	$—	$2,684	$—
Written Options	$—	$443	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,658,596
Gross unrealized appreciation	361,292
Gross unrealized depreciation	(23,158)
Net unrealized appreciation	$338,134

SCHEDULE OF INVESTMENTS Ivy International Growth Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 2.7%
David Jones Limited	1,280	$3,450
Telstra Corporation Limited, ADR	1,624	7,613

		11,063

Canada – 0.7%
Agrium Inc.	33	2,982

China – 0.8%
Ping An Insurance (Group) Company of China, Ltd., A Shares	466	3,215

Finland – 1.1%
Nokia OYJ	549	4,396

France – 15.4%
Cap Gemini S.A.	108	7,294
Compagnie Generale des Etablissements Michelin, Class B	54	5,701
European Aeronautic Defence and Space Company	97	7,432
LVMH Moet Hennessy - Louis Vuitton	28	5,188
Publicis Groupe S.A. (A)	44	4,028
Remy Cointreau S.A.	23	1,896
Safran	172	11,951
Sanofi-Aventis	64	6,774
Vinci	174	11,411

		61,675

Germany – 14.7%
adidas AG	37	4,690
Bayer AG	76	10,706
Continental AG	41	8,964
DaimlerChrysler AG, Registered Shares	163	14,062
Fresenius SE & Co. KGaA	71	10,950
Linde AG	29	6,152
SAP AG	47	4,041

		59,565

Hong Kong – 3.4%
Galaxy Entertainment Group Limited, ADR	1,524	13,669

India – 0.7%
NMDC Limited	1,251	2,869

Ireland – 1.6%
Smurfit Kappa Group plc	266	6,540

Israel – 1.9%
Teva Pharmaceutical Industries Limited, ADR	188	7,538

Japan – 14.6%
Daihatsu Motor Co., Ltd.	162	2,741
Fuji Heavy Industries Ltd.	240	6,874
JGC Corporation	118	4,622
Komatsu Ltd.	158	3,214
Mitsubishi Corporation	246	4,716
Mitsubishi Electric Corporation	345	4,324
Mitsui & Co., Ltd.	166	2,306
Mizuho Financial Group, Inc.	1,891	4,094
Nissin Kogyo Co., Ltd.	260	5,494
ORIX Corporation	448	7,863

Sumitomo Corporation	255	3,198
Sumitomo Mitsui Trust Holdings, Inc.	296	1,557
Tokyo Electron Limited	147	8,062

		59,065

Mexico – 0.5%
Grupo Financiero Banorte, S.A.B. de C.V.	313	2,188

Netherlands – 3.3%
ASML Holding N.V., Ordinary Shares	76	7,117
Koninklijke Philips Electronics N.V., Ordinary Shares	169	6,195

		13,312

Norway – 1.0%
Yara International ASA	98	4,235

South Korea – 3.8%
Hyundai Motor Company (A)	44	9,764
Samsung Electronics Co., Ltd.	4	5,733

		15,497

Spain – 1.5%
CaixaBank, S.A.	1,191	6,207

Switzerland – 4.6%
Credit Suisse Group AG, Registered Shares	253	7,730
Novartis AG, Registered Shares	80	6,407
Swatch Group Ltd (The), Bearer Shares	7	4,447

		18,584

Taiwan – 1.5%
MediaTek Incorporation	409	6,086

United Kingdom – 15.2%
Aviva plc	552	4,110
Capita Group plc (The)	151	2,602
Diageo plc	183	6,052
Experian plc	295	5,439
GlaxoSmithKline plc	282	7,538
Lloyds Banking Group plc (A)	4,963	6,483
Merlin Entertainments plc (A)(B)	596	3,527
Prudential plc	339	7,516
Royal Dutch Shell plc, Class A	172	6,144
Shire plc	244	11,545

		60,956

United States – 3.4%
InBev NV	85	9,060
Schlumberger Limited	53	4,778

		13,838

TOTAL COMMON STOCKS – 92.4%		$373,480
(Cost: $296,832)

PREFERRED STOCKS
Germany – 2.0%
Volkswagen AG, 2.260%	29	8,122

TOTAL PREFERRED STOCKS – 2.0%		$8,122
(Cost: $6,236)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.2%
Enbridge Inc., 0.290%, 1-27-14 (C)	$3,280	3,279

Exxon Mobil Corporation, 0.010%, 1–2–14 (C)	3,000	3,000
Illinois Tool Works Inc., 0.070%, 2–10–14 (C)	10,366	10,365

		16,644

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (D)	3,192	3,192

Municipal Obligations - Taxable – 0.2%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.020%, 1–1–14 (D)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 5.2%		$20,836
(Cost: $20,837)

TOTAL INVESTMENT SECURITIES – 99.6%		$402,438
(Cost: $323,905)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,482

NET ASSETS – 100.0%		$403,920

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $3,527 or 0.9% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	UBS AG	26,800	1-27-14	$—	$767
Sell	Japanese Yen	Goldman Sachs International	1,800,400	1-27-14	752	—
					$752	$767

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$98,796	$—	$—
Consumer Staples	17,008	—	—
Energy	10,922	—	—
Financials	50,962	—	—
Health Care	61,458	—	—
Industrials	61,214	—	—
Information Technology	42,729	—	—
Materials	22,778	—	—
Telecommunication Services	7,613	—	—
Total Common Stocks	$373,480	$—	$—
Preferred Stocks	8,122	—	—
Short-Term Securities	—	20,836	—
Total	$381,602	$20,836	$—
Forward Foreign Currency Contracts	$—	$752	$—
Liabilities
Forward Foreign Currency Contracts	$—	$767	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$323,905
Gross unrealized appreciation	84,582
Gross unrealized depreciation	(6,049)
Net unrealized appreciation	$78,533

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.3%
Boeing Company (The)	266	$36,266
Precision Castparts Corp.	103	27,630

		63,896

Apparel Retail – 0.7%
Limited Brands, Inc.	168	10,372

Apparel, Accessories & Luxury Goods – 0.9%
lululemon athletica inc. (A)	76	4,457
Under Armour, Inc., Class A (A)	101	8,782

		13,239

Application Software – 1.0%
Adobe Systems Incorporated (A)	248	14,850

Automotive Retail – 1.5%
AutoZone, Inc. (A)	25	11,853
O’Reilly Automotive, Inc. (A)	80	10,245

		22,098

Biotechnology – 8.2%
Biogen Idec Inc. (A)	208	58,304
Gilead Sciences, Inc. (A)	854	64,148

		122,452

Brewers – 2.2%
Anheuser-Busch InBev S.A., ADR	309	32,928

Broadcasting – 2.9%
CBS Corporation, Class B	664	42,330

Cable & Satellite – 2.6%
Comcast Corporation, Class A	440	22,881
Time Warner Cable Inc.	118	15,977

		38,858

Casinos & Gaming – 7.6%
Las Vegas Sands, Inc.	798	62,937
Wynn Resorts, Limited	246	47,737

		110,674

Commercial Serv-Finance – 1.0%
FleetCor Technologies, Inc. (A)	129	15,080

Computer Hardware – 2.9%
Apple Inc.	76	42,588

Consumer Electronics – 1.7%
Harman International Industries, Incorporated	303	24,809

Data Processing & Outsourced Services – 7.9%
MasterCard Incorporated, Class A	81	67,421
Visa Inc., Class A	229	50,994

		118,415

Diversified Chemicals – 1.5%
PPG Industries, Inc.	119	22,513

Electronic Compo-Semicon – 1.3%
Xilinx, Inc.	427	19,608

Fertilizers & Agricultural Chemicals – 2.0%
Monsanto Company	257	29,953

Footwear – 1.9%
NIKE, Inc., Class B	361	28,389

Health Care Facilities – 1.5%
HCA Holdings, Inc. (A)	470	22,414

Home Improvement Retail – 2.5%
Home Depot, Inc. (The)	455	37,473

Hotels, Resorts & Cruise Lines – 0.1%
Hilton Worldwide Holdings Inc. (A)	93	2,074

Industrial Machinery – 4.2%
Flowserve Corporation	195	15,395
Pall Corporation	193	16,430
Pentair, Inc.	402	31,193

		63,018

Internet Retail – 2.9%
Amazon.com, Inc. (A)	80	31,864
priceline.com Incorporated (A)	9	10,810

		42,674

Internet Software & Services – 6.5%
Facebook, Inc., Class A (A)	575	31,446
Google Inc., Class A (A)	40	44,604
LinkedIn Corporation, Class A (A)	96	20,794

		96,844

IT Consulting & Other Services – 0.9%
Cognizant Technology Solutions Corporation, Class A (A)	126	12,713

Medical-Biomedical/Gene – 2.8%
Celgene Corporation (A)	242	40,922

Motorcycle Manufacturers – 2.7%
Harley-Davidson, Inc.	586	40,588

Movies & Entertainment – 1.0%
News Corporation Limited, Class A	412	14,498

Multi-Line Insurance – 1.1%
American International Group, Inc.	330	16,852

Oil & Gas Equipment & Services – 2.7%
National Oilwell Varco, Inc.	156	12,438
Schlumberger Limited	315	28,341

		40,779

Pharmaceuticals – 2.3%
Bristol-Myers Squibb Company	369	19,618
Shire Pharmaceuticals Group plc, ADR	105	14,793

		34,411

Railroads – 7.2%
Canadian Pacific Railway Limited	290	43,898
Kansas City Southern	229	28,369
Union Pacific Corporation	208	34,877

		107,144

Research & Consulting Services – 0.4%
Verisk Analytics, Inc., Class A (A)	83	5,448

Restaurants – 1.5%
Starbucks Corporation	283	22,153

Semiconductor Equipment – 2.4%
Applied Materials, Inc.	1,988	35,159

Specialty Stores – 0.8%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	127	12,219

Tobacco – 1.4%
Philip Morris International Inc.	235	20,467

Wireless Telecommunication Service – 2.2%
American Tower Corporation, Class A	139	11,095
Crown Castle International Corp. (A)	285	20,942

		32,037

TOTAL COMMON STOCKS – 99.2%		$1,472,939
(Cost: $947,180)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.7%
Exxon Mobil Corporation, 0.010%, 1-2-14 (B)	$1,000	1,000
Federal Home Loan Bank, 0.050%, 2-24-14 (B)	2,000	2,000
St. Jude Medical, Inc., 0.180%, 2-3-14 (B)	7,161	7,160

		10,160

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.091%, 1-7-14 (C)	454	454

TOTAL SHORT-TERM SECURITIES – 0.7%		$10,614
(Cost: $10,614)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,483,553
(Cost: $957,794)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		856

NET ASSETS – 100.0%		$1,484,409

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,472,939	$—	$—
Short-Term Securities	—	10,614	—
Total	$1,472,939	$10,614	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$957,794
Gross unrealized appreciation	530,072
Gross unrealized depreciation	(4,313)
Net unrealized appreciation	$525,759

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.9%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$12,875	$14,645

Airlines – 0.3%
Southwest Airlines Co.,
5.125%, 3–1–17	5,000	5,429

Apparel Retail – 0.9%
Limited Brands, Inc.,
8.500%, 6–15–19	13,000	15,600

Apparel, Accessories & Luxury Goods – 0.9%
LVMH Moet Hennessy - Louis Vuitton,
1.625%, 6–29–17 (A)	15,000	14,938

Automobile Manufacturers – 4.1%
General Motors Co.,
3.500%, 10–2–18 (A)	6,500	6,646
Hyundai Capital America:
1.875%, 8–9–16 (A)	4,000	4,014
2.875%, 8–9–18 (A)	5,525	5,543
Nissan Motor Acceptance Corporation,
1.950%, 9–12–17 (A)	15,000	14,880
Toyota Motor Credit Corporation:
2.000%, 9–15–16	13,250	13,628
2.000%, 10–24–18	5,125	5,121
Volkswagen International Finance N.V.:
1.625%, 3–22–15 (A)	4,000	4,045
2.375%, 3–22–17 (A)	5,500	5,642
2.125%, 11–20–18 (A)	8,000	7,900

		67,419

Automotive Retail – 0.4%
Johnson Controls, Inc.,
1.750%, 3–1–14	6,619	6,634

Banking – 0.3%
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	5,000	5,084

Biotechnology – 0.6%
Amgen Inc.,
2.125%, 5–15–17	10,500	10,629

Broadcasting – 1.0%
CBS Corporation,
7.625%, 1–15–16	15,000	16,860

Cable & Satellite – 1.7%
DIRECTV Holdings LLC and DIRECTV
Financing Co., Inc.:
5.875%, 10–1–19	9,000	10,188
5.200%, 3–15–20	6,000	6,527
5.000%, 3–1–21	3,850	4,039
TCI Communications, Inc.,
8.750%, 8–1–15	7,000	7,873

		28,627

Chemicals – 0.7%
Methanex Corporation,
3.250%, 12–15–19	12,308	12,208

Coal & Consumable Fuels – 1.0%
Joy Global Inc.,
6.000%, 11–15–16	14,900	16,479

Consumer Finance – 6.2%
American Express Company,
7.000%, 3–19–18	10,000	11,943
American Express Credit Corporation,
1.300%, 7–29–16	5,320	5,361
American Honda Finance Corporation:
1.450%, 2–27–15 (A)	6,995	7,060
1.500%, 9–11–17 (A)	6,000	5,909
7.625%, 10–1–18 (A)	5,000	6,115
Capital One Bank USA N.A.,
2.150%, 11–21–18	2,650	2,634
Capital One Financial Corporation:
7.375%, 5–23–14	2,000	2,052
2.150%, 3–23–15	5,500	5,591
6.750%, 9–15–17	9,000	10,514
Caterpillar Financial Services Corporation,
1.000%, 11–25–16	2,000	1,988
Ford Motor Company LLC,
5.000%, 5–15–18	17,500	19,484
Ford Motor Credit Company LLC,
1.500%, 1–17–17	2,450	2,449
Hyundai Capital Services, Inc.,
3.500%, 9–13–17 (A)	1,505	1,555
Penske Truck Leasing Co., LP and PTL Finance Corp.:
3.125%, 5–11–15 (A)	6,000	6,171
3.750%, 5–11–17 (A)	10,350	10,884
USAA Capital Corporation,
1.050%, 9–30–14 (A)	4,000	4,018

		103,728

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corporation,
5.250%, 12–1–17 (A)	6,600	6,848
Fidelity National Financial, Inc.,
6.600%, 5–15–17	12,215	13,634

		20,482

Department Stores – 0.9%
Macy’s Retail Holdings, Inc.,
7.450%, 7–15–17	12,100	14,146

Distillers & Vintners – 1.9%
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB),
7.750%, 1–15–19	12,750	15,913
Diageo Capital plc,
5.750%, 10–23–17	13,500	15,400

		31,313

Diversified Banks – 4.5%
Bank of America Corporation:
5.650%, 5–1–18	6,000	6,827
7.625%, 6–1–19	9,000	11,157
Bank of Nova Scotia (The):
1.375%, 7–15–16	5,050	5,105
2.050%, 10–30–18	14,150	14,010
Barclays Bank plc,
2.375%, 1–13–14	4,000	4,003
HSBC Bank plc,
3.100%, 5–24–16 (A)	6,000	6,284
U.S. Bancorp,
2.200%, 11–15–16	10,000	10,326
Wachovia Corporation,
5.750%, 2–1–18	13,500	15,559

		73,271

Diversified Chemicals – 1.7%
Dow Chemical Company (The),
4.250%, 11–15–20	14,382	15,300
E.I. du Pont de Nemours and Company,
2.750%, 4–1–16	11,500	11,985

		27,285

Diversified Metals & Mining – 1.1%
Rio Tinto Finance (USA) Limited:
8.950%, 5–1–14	5,000	5,136
2.250%, 9–20–16	12,500	12,864

		18,000

Drug Retail – 0.4%
Walgreen Co.,
1.800%, 9–15–17	6,500	6,542

Electric – 0.6%
Dayton Power & Light Company (The),
1.875%, 9–15–16 (A)	4,000	4,032
Mississippi Power Company,
2.350%, 10–15–16	5,425	5,578

		9,610

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc.,
7.750%, 7–15–16	11,290	12,842

Environmental & Facilities Services – 1.7%
Republic Services, Inc.,
3.800%, 5–15–18	13,690	14,492
Waste Management, Inc.,
6.100%, 3–15–18	10,000	11,501
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
7.375%, 3–11–19	1,985	2,400

		28,393

Food Distributors – 1.9%
Campbell Soup Company,
3.375%, 8–15–14	13,283	13,524
ConAgra Foods, Inc.:
1.300%, 1–25–16	2,940	2,945
5.819%, 6–15–17	2,500	2,816
7.000%, 4–15–19	10,742	12,724

		32,009

Food Processors – 0.2%
Wm. Wrigley Jr. Company:
2.000%, 10–20–17 (A)	1,000	997
2.400%, 10–21–18 (A)	1,500	1,490

		2,487

Forest Products – 1.0%
Georgia-Pacific, LLC,
5.400%, 11–1–20 (A)	14,000	15,624

Health Care Equipment – 0.7%
Stryker Corporation,
2.000%, 9–30–16	11,575	11,891

Health Care Services – 1.9%
Medco Health Solutions, Inc.,
2.750%, 9–15–15	15,375	15,871
Quest Diagnostics Incorporated,
3.200%, 4–1–16	14,000	14,518

		30,389

Health Care Supplies – 0.3%
DENTSPLY International Inc.,
2.750%, 8–15–16	4,000	4,116

Health Care Supply – 0.9%
Catholic Health Initiatives,
2.600%, 8–1–18	9,555	9,581
Laboratory Corporation of America Holdings,
2.500%, 11–1–18	5,350	5,274

		14,855

Home Improvement Retail – 1.2%
Lowe’s Companies, Inc.:
5.000%, 10–15–15	8,000	8,615
2.125%, 4–15–16	11,366	11,658

		20,273

Independent Finance – 0.9%
John Deere Capital Corporation,
1.200%, 10–10–17	15,000	14,621

Industrial Conglomerates – 1.1%
General Electric Capital Corporation,
5.625%, 5–1–18	15,500	17,792

Integrated Oil & Gas – 1.0%
Petro-Canada,
6.050%, 5–15–18	14,700	16,933

Integrated Telecommunication Services – 1.9%
AT&T Inc.,
2.950%, 5–15–16	6,715	7,002
CC Holdings GS V LLC,
2.381%, 12–15–17	8,335	8,252
Verizon Communications Inc.,
6.350%, 4–1–19	14,000	16,447

		31,701

Internet Software & Services – 0.3%
eBay Inc.,
1.350%, 7–15–17	5,000	4,970

Investment Banking & Brokerage – 1.9%
Goldman Sachs Group, Inc. (The):
3.700%, 8–1–15	6,460	6,727
7.500%, 2–15–19	9,000	10,956
Morgan Stanley:
4.100%, 1–26–15	12,000	12,412
6.000%, 4–28–15	1,000	1,065

		31,160

Leisure Products – 0.2%
Mattel, Inc.,
2.500%, 11–1–16	2,500	2,564

Life & Health Insurance – 0.8%
MetLife, Inc.,
6.817%, 8–15–18	11,000	13,155

Metal & Glass Containers – 0.6%
FBG Finance Ltd.,
7.875%, 6–1–16 (A)	9,000	10,384

Multi–Utilities – 1.1%
Dominion Resources, Inc.,
6.400%, 6–15–18	11,118	12,960
Dominion Resources, Inc., Ser A,
1.400%, 9–15–17	4,850	4,761

		17,721

Office Electronics – 1.0%
Xerox Corporation,
6.350%, 5–15–18	14,000	15,993

Oil & Gas – 0.2%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	3,500	3,468

Oil & Gas Equipment & Services – 1.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	13,000	15,241
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.):
1.950%, 9–14–16 (A)	3,000	3,061
1.250%, 8–1–17 (A)	5,000	4,885
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.),
1.950%, 9–14–16 (A)	3,000	3,061

		26,248

Oil & Gas Exploration & Production – 5.0%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	3,500	3,573
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	12,000	12,028
EOG Resources, Inc.,
2.500%, 2–1–16	6,000	6,190
EQT Corporation,
8.125%, 6–1–19	8,000	9,700
Marathon Oil Corporation,
0.900%, 11–1–15	11,240	11,249
Petrohawk Energy Corporation:
7.250%, 8–15–18	16,000	17,249
6.250%, 6–1–19	5,000	5,510

Plains Exploration & Production Company,
8.625%, 10–15–19	14,814	16,253

		81,752

Oil & Gas Storage & Transportation – 1.5%
Copano Energy, L.L.C. and Copano Energy Finance Corporation,
7.125%, 4–1–21	4,566	5,259
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP),
3.250%, 10–1–15	5,500	5,682
Kinder Morgan Energy Partners, L.P.,
5.950%, 2–15–18	7,000	7,952
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	4,937	5,044

		23,937

Other Diversified Financial Services – 4.0%
Citigroup Inc.:
1.250%, 1–15–16	7,000	7,023
1.700%, 7–25–16	11,000	11,103
Daimler Finance North America LLC,
1.300%, 7–31–15 (A)	16,600	16,697
ING Bank N.V.,
2.375%, 6–9–14 (A)	12,500	12,605
JPMorgan Chase & Co.,
6.000%, 1–15–18	16,500	18,992

		66,420

Packaged Foods & Meats – 0.8%
Kraft Foods Inc.,
4.125%, 2–9–16	12,000	12,721

Pharmaceuticals – 2.6%
AbbVie Inc.,
1.200%, 11–6–15	15,000	15,152
GlaxoSmithKline Capital Inc.,
5.650%, 5–15–18	6,500	7,479
Merck & Co., Inc.,
1.100%, 1–31–18	4,925	4,785
Mylan Inc.,
7.875%, 7–15–20 (A)	14,000	15,837

		43,253

Property & Casualty Insurance – 0.4%
Berkshire Hathaway Inc.:
2.200%, 8–15–16	2,650	2,737
1.900%, 1–31–17	4,000	4,091

		6,828

Regional Banks – 1.1%
PNC Bank N.A.,
1.300%, 10–3–16	7,500	7,540
PNC Funding Corp (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	8,500	10,204

		17,744

Restaurants – 0.2%
YUM! Brands, Inc.,
6.250%, 3–15–18	3,137	3,613

Retail Stores – 1.0%
Dollar General Corporation:
4.125%, 7–15–17	12,500	13,266
1.875%, 4–15–18	3,000	2,901

		16,167

Soft Drinks – 0.2%
Bottling Group, LLC,
5.125%, 1–15–19	3,059	3,452

Systems Software – 0.8%
CA, Inc.,
6.125%, 12–1–14	12,267	12,832

Trucking – 0.3%
Ryder System, Inc.,
2.450%, 11–15–18	4,650	4,598

Wireless Telecommunication Service – 2.0%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	12,475	13,496

American Tower Corporation,
5.900%, 11–1–21	14,500	15,800
Crown Castle International Corp.,
5.250%, 1–15–23	2,745	2,690

		31,986

TOTAL CORPORATE DEBT SECURITIES – 74.4%		$1,223,821
(Cost: $1,218,170)

MUNICIPAL BONDS – TAXABLE
Hawaii – 0.2%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A,
3.335%, 8–1–16	2,600	2,719

Nebraska – 0.4%
NE Pub Power Dist, Gen Rev Bonds, Ser 2008A,
5.140%, 1–1–14	6,150	6,151

Rhode Island – 0.3%
Providence Hlth & Svc Oblig Group, Direct
Oblig Notes, Ser 2009A,
5.050%, 10–1–14	5,185	5,344

TOTAL MUNICIPAL BONDS – TAXABLE – 0.9%		$14,214
(Cost: $13,936)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.1%
Federal National Mortgage Association:
2.000%, 12–30–15	10,000	10,306
0.875%, 10–26–17	15,000	14,739
5.450%, 10–18–21	7,000	7,799
Federal National Mortgage Association Agency REMIC/CMO,
4.780%, 1–25–17	1,374	1,437

		34,281

Mortgage-Backed Obligations – 12.1%
Federal Home Loan Morgaage Corporation
Fixed RatePass-Through Certificates:
3.000%, 8–1–28	14,646	14,799
3.000%, 9–1–28	14,741	14,918
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.000%, 2–15–23	582	592
4.000%, 6–15–26	14,626	15,499
4.500%, 6–15–27	1,108	1,145
4.500%, 5–15–32	2,743	2,837
5.000%, 12–15–34	1,343	1,452
2.500%, 12–15–41	13,526	13,424
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4–1–20	1,099	1,190
3.000%, 1–1–33	9,503	9,219
6.000%, 11–1–36	330	366
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	3,164	3,376
5.500%, 4–25–37	1,841	1,991
4.000%, 3–25–39	1,079	1,132
2.000%, 4–25–39	13,630	13,134
4.000%, 5–25–39	3,589	3,730
3.000%, 11–25–39	3,172	3,258
4.500%, 6–25–40	2,755	2,964
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.500%, 9–1–17	3,148	3,365
4.500%, 9–1–19	2,347	2,497
4.530%, 12–1–19	11,941	13,107
4.375%, 6–1–21	15,563	16,895
5.500%, 10–1–21	4,149	4,529
5.500%, 2–1–22	2,239	2,447
6.000%, 6–1–22	1,459	1,591

3.500%, 8–1–26	9,339	9,781
3.000%, 7–1–28	14,483	14,650
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	930	997
2.500%, 9–20–40	10,530	10,443
2.000%, 3–16–42	13,576	13,103

		198,431

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.2%		$232,712
(Cost: $236,366)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.0%
United States Treasury Notes:
2.375%, 8–31–14 (B)	10,000	10,147
2.375%, 2–28–15	10,000	10,250
2.500%, 4–30–15	35,000	36,055
2.125%, 5–31–15	12,500	12,833
1.750%, 5–31–16	13,000	13,376
1.500%, 7–31–16	15,000	15,341

		98,002

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.0%		$98,002
(Cost: $95,848)

SHORT-TERM SECURITIES
Commercial Paper – 3.3%
Bemis Company, Inc.,
0.250%, 1–24–14 (C)	4,750	4,749
Exxon Mobil Corporation,
0.010%, 1–2–14 (C)	15,000	15,000
Federal Home Loan Bank,
0.050%, 2–28–14 (C)	4,000	4,000
General Mills, Inc.,
0.070%, 1–2–14 (C)	3,029	3,029
John Deere Canada ULC (GTD by Deere & Company),
0.110%, 1–22–14 (C)	9,000	8,999
Merck & Co., Inc.,
0.050%, 1–15–14 (C)	5,000	5,000
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.070%, 1–8–14 (C)	6,000	6,000
Unilever Capital Corporation (GTD by Unilever N.V.),
0.020%, 1–6–14 (C)	2,000	2,000
Wal-Mart Stores, Inc.,
0.070%, 1–7–14 (C)	5,000	5,000

		53,777

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (D)	3,765	3,765

Municipal Obligations – Taxable – 0.2%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable),
0.120%, 1–22–14 (D)	3,000	3,000

TOTAL SHORT–TERM SECURITIES – 3.7%		$60,542
(Cost: $60,542)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,629,291
(Cost: $1,624,862)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		12,952

NET ASSETS – 100.0%		$1,642,243

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $226,814 or 13.8% of net assets.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at December 31, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	3–31–14	1,082	$(138,834)	$2,429

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$1,223,821	$—
Municipal Bonds	—	14,214	—
United States Government Agency Obligations	—	232,712	—
United States Government Obligations	—	98,002	—
Short-Term Securities	—	60,542	—
Total	$—	$1,629,291	$—
Futures Contracts	$2,429	$—	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,624,862
Gross unrealized appreciation	17,688
Gross unrealized depreciation	(13,259)
Net unrealized appreciation	$4,429

SCHEDULE OF INVESTMENTS Ivy Managed European/Pacific Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	514	$15,353
Ivy Pacific Opportunities Fund, Class I	3,618	57,710

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$73,063
(Cost: $49,407)

SHORT-TERM SECURITIES – 0.4%	Principal
Master Note
Toyota Motor Credit Corporation,
0.091%, 1-7-14 (A)	$307	307

(Cost: $307)

TOTAL INVESTMENT SECURITIES – 99.9%		$73,370
(Cost: $49,714)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		43

NET ASSETS – 100.0%		$73,413

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$73,063	$—	$—
Short-Term Securities	—	307	—
Total	$73,063	$307	$—

There were no transfers between any levels during the period ended December 31, 2013.

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$49,714
Gross unrealized appreciation	23,656
Gross unrealized depreciation	—
Net unrealized appreciation	$23,656

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	698	$20,828
Ivy Global Income Allocation Fund, Class I	1,187	18,318
Ivy International Core Equity Fund, Class I	2,237	42,277
Ivy International Growth Fund, Class I	975	40,069
Ivy Pacific Opportunities Fund, Class I	4,931	78,646

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$200,138
(Cost: $147,867)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.091%, 1-7-14 (A)	$290	$290

(Cost: $290)

TOTAL INVESTMENT SECURITIES – 99.9%		$200,428
(Cost: $148,157)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		80

NET ASSETS – 100.0%		$200,508

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$200,138	$—	$—
Short-Term Securities	—	290	—
Total	$200,138	$290	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$148,157
Gross unrealized appreciation	52,271
Gross unrealized depreciation	—
Net unrealized appreciation	$52,271

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics – 0.8%
Pacer International, Inc. (A)	210	$1,731

Alternative Carriers – 1.2%
inContact, Inc. (A)	189	1,475
Lumos Networks Corp.	55	1,157

		2,632

Apparel, Accessories & Luxury Goods – 1.4%
Movado Group, Inc.	68	2,971

Application Software – 2.8%
Callidus Software Inc. (A)	290	3,976
Datawatch Corporation (A)	29	985
Sapiens International Corporation N.V.	108	833

		5,794

Asset Management & Custody Banks – 1.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	104	1,452
Internet Capital Group, Inc. (A)	101	1,880

		3,332

Auto Parts & Equipment – 1.5%
Amerigon Incorporated (A)	121	3,244

Biotechnology – 7.3%
Acceleron Pharma Inc. (A)	40	1,600
Clovis Oncology, Inc. (A)	26	1,591
Enanta Pharmaceuticals, Inc. (A)	118	3,214
KaloBios Pharmaceuticals, Inc. (A)	127	562
NewLink Genetics Corporation (A)	82	1,803
Repligen Corporation (A)	165	2,256
Synergy Pharmaceuticals Inc. (A)	216	1,217
Vanda Pharmaceuticals Inc. (A)	137	1,698
Verastem, Inc. (A)	144	1,639

		15,580

Broadcasting – 0.5%
Entravision Communications Corporation	169	1,029

Building Products – 3.4%
American Woodmark Corporation (A)	54	2,135
Builders FirstSource, Inc. (A)	320	2,286
NCI Building Systems, Inc. (A)	143	2,506

		6,927

Casinos & Gaming – 1.4%
Multimedia Games Holding Company, Inc. (A)	95	2,967

Communications Equipment – 2.7%
Applied Optoelectronics, Inc. (A)	77	1,157
Procera Networks, Inc. (A)	98	1,464
Ruckus Wireless, Inc (A)	107	1,515
ShoreTel, Inc. (A)	182	1,687

		5,823

Computer Storage & Peripherals – 1.1%
Datalink Corporation (A)	134	1,459
Immersion Corporation (A)	90	931

		2,390

Construction & Farm Machinery & Heavy Trucks – 2.2%
Commercial Vehicle Group, Inc. (A)	76	550
Greenbrier Companies, Inc. (The) (A)	60	1,970
Wabash National Corporation (A)	169	2,089

		4,609

Consumer Finance – 2.6%
Regional Management Corp. (A)	90	3,053
Springleaf Holdings, Inc. (A)	89	2,250

		5,303

Electrical Components & Equipment – 0.4%
LSI Industries Inc.	100	864

Electronic Equipment & Instruments – 0.5%
CUI Global, Inc. (A)	177	1,121

Food Distributors – 0.9%
Chefs’ Warehouse Holdings, LLC (The) (A)	63	1,828

Food Retail – 1.8%
Natural Grocers by Vitamin Cottage, Inc. (A)	90	3,799

Health Care Equipment – 5.5%
Cardiovascular Systems Inc. (A)	81	2,777
Cynosure, Inc., Class A (A)	79	2,100
Oxford Immunotec Global plc (A)	77	1,498
Rockwell Medical, Inc. (A)	157	1,643
Sunshine Heart, Inc. (A)	159	1,540
Syneron Medical Ltd. (A)	61	745
Veracyte, Inc. (A)	84	1,217

		11,520

Health Care Facilities – 0.5%
Surgical Care Affiliates, Inc. (A)	28	982

Health Care Supplies – 4.6%
Quidel Corporation (A)	137	4,242
Spectranetics Corporation (The) (A)	160	4,000
TearLab Corp. (A)	147	1,368

		9,610

Health Care Technology – 1.4%
HealthStream, Inc. (A)	62	2,045
Streamline Health Solutions, Inc. (A)	124	865

		2,910

Heavy Electrical Equipment – 0.7%
PowerSecure International, Inc. (A)	83	1,422

Homebuilding – 0.8%
M/I Homes, Inc. (A)	67	1,700

Homefurnishing Retail – 0.9%
Kirkland’s, Inc. (A)	81	1,917

Internet Retail – 0.7%
RetailMeNot, Inc., Series 1 (A)	52	1,497

Internet Software & Services – 7.7%
Boingo Wireless, Inc. (A)	111	713
ChannelAdvisor Corporation (A)	50	2,069
Envestnet, Inc. (A)	93	3,745
Gogo Inc. (A)	40	992
Move, Inc. (A)	201	3,211
Responsys, Inc. (A)	107	2,933
SciQuest, Inc. (A)	31	891
SPS Commerce, Inc. (A)	26	1,717

		16,271

IT Consulting & Other Services – 1.8%
InterXion Holding N.V. (A)	66	1,549
Virtusa Corporation (A)	56	2,125

		3,674

Leisure Facilities – 0.6%
Town Sports International Holdings, Inc.	82	1,212

Leisure Products – 2.9%
Arctic Cat Inc.	57	3,236
Black Diamond, Inc. (A)	93	1,238
Nautilus Group, Inc. (The) (A)	186	1,570

		6,044

Movies & Entertainment – 1.3%
Rentrak Corporation (A)	73	2,758

Office Services & Supplies – 1.7%
ARC Document Solutions, Inc. (A)	231	1,899
CyrusOne Inc.	77	1,728

		3,627

Oil & Gas Drilling – 0.6%
Pioneer Drilling Company (A)	155	1,243

Oil & Gas Equipment & Services – 3.9%
Basic Energy Services, Inc. (A)	172	2,706
RigNet, Inc. (A)	72	3,451
Willbros Group, Inc. (A)	208	1,963

		8,120

Oil & Gas Exploration & Production – 1.4%
Emerald Oil, Inc. (A)	271	2,076
Triangle Petroleum Corporation (A)	115	958

		3,034

Packaged Foods & Meats – 0.6%
Inventure Foods, Inc. (A)	101	1,342

Personal Products – 1.0%
Inter Parfums, Inc.	57	2,038

Pharmaceuticals – 1.6%
Aerie Pharmaceuticals, Inc. (A)	134	2,410
XenoPort, Inc. (A)	156	898

		3,308

Regional Banks – 0.7%
TriState Capital Holdings, Inc. (A)	125	1,486

Restaurants – 6.0%
Chuy’s Holdings, Inc. (A)	65	2,341
Del Frisco’s Restaurant Group, Inc. (A)	87	2,041
Diversified Restaurant Holdings, Inc. (A)	94	449
Fiesta Restaurant Group, Inc. (A)	60	3,156
Noodles & Company, Class A (A)	27	970
Red Robin Gourmet Burgers, Inc. (A)	27	1,971
Ruth’s Hospitality Group, Inc.	113	1,609

		12,537

Security & Alarm Services – 0.5%
MiX Telematics Limited, ADR (A)	84	1,041

Semiconductor Equipment – 0.7%
Nanometrics Incorporated (A)	74	1,406

Semiconductors – 1.2%
Exar Corporation (A)	100	1,184
MagnaChip Semiconductor Corporation (A)	63	1,234

		2,418

Specialty Stores – 1.1%
Container Store Group, Inc. (The) (A)	47	2,203

Steel – 0.5%
Universal Stainless & Alloy Products, Inc. (A)	27	966

Systems Software – 3.4%
Gigamon Inc. (A)	51	1,429
Imperva, Inc. (A)	40	1,906
Mavenir Systems, Inc. (A)	93	1,041
Proofpoint, Inc. (A)	88	2,907

		7,283

Thrifts & Mortgage Finance – 0.5%
PennyMac Financial Services, Inc., Class A (A)	64	1,125

Trading Companies & Distributors – 2.2%
DXP Enterprises, Inc. (A)	28	3,203
Stock Building Supply Holdings, Inc. (A)	80	1,450

		4,653

Trucking – 2.3%
Celadon Group, Inc.	88	1,722
Marten Transport, Ltd.	79	1,601
Roadrunner Transportation Systems, Inc. (A)	58	1,555

		4,878

Wireless Telecommunication Service – 0.5%
RingCentral, Inc., Class A (A)	56	1,025

TOTAL COMMON STOCKS – 93.9%		$197,194
(Cost: $139,966)

INVESTMENT FUNDS
Registered Investment Companies – 1.5%
iShares Russell 2000 Growth Index Fund	23	3,063

TOTAL INVESTMENT FUNDS – 1.5%		$3,063
(Cost: $2,757)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.8%
Illinois Tool Works Inc.,
0.100%, 2–3–14 (B)	$1,418	1,418
St. Jude Medical, Inc.,
0.160%, 1–24–14 (B)	4,000	3,999
Wisconsin Gas LLC,
0.080%, 1–2–14 (B)	2,490	2,490

		7,907

Master Note – 0.8%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (C)	1,645	1,645

TOTAL SHORT-TERM SECURITIES – 4.6%		$9,552
(Cost: $9,552)

TOTAL INVESTMENT SECURITIES – 100.0%		$209,809
(Cost: $152,275)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(97)

NET ASSETS – 100.0%		$209,712

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$197,194	$—	$—
Investment Funds	3,063	—	—
Short-Term Securities	—	9,552	—
Total	$200,257	$9,552	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$152,275
Gross unrealized appreciation	60,179
Gross unrealized depreciation	(2,645)
Net unrealized appreciation	$57,534

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	2,117	$93,684

Apparel Retail – 1.1%
DSW Inc., Class A	1,212	51,772

Apparel, Accessories & Luxury Goods – 5.2%
Burberry Group plc (A)	2,027	50,891
Carter’s, Inc.	631	45,264
Michael Kors Holdings Limited (B)	531	43,083
Tumi Holdings, Inc. (B)	615	13,871
Under Armour, Inc., Class A (B)	884	77,213

		230,322

Application Software – 3.6%
ANSYS, Inc. (B)	738	64,393
Solera Holdings, Inc.	961	67,984
Ultimate Software Group, Inc. (The) (B)	189	29,034

		161,411

Asset Management & Custody Banks – 3.6%
Northern Trust Corporation	1,999	123,741
Oaktree Capital Group, LLC	646	38,014

		161,755

Auto Parts & Equipment – 1.6%
Gentex Corporation	2,194	72,365

Automotive Retail – 1.9%
CarMax, Inc. (B)	1,877	88,242

Biotechnology – 1.3%
Alkermes plc (B)	324	13,172
Medivation, Inc. (B)	693	44,244

		57,416

Building Products – 2.1%
Fortune Brands Home & Security, Inc.	2,095	95,747

Coal & Consumable Fuels – 1.3%
Joy Global Inc.	971	56,800

Communications Equipment – 2.6%
Aruba Networks, Inc. (B)	2,563	45,880
F5 Networks, Inc. (B)	797	72,441

		118,321

Computer Storage & Peripherals – 2.0%
Fusion-io, Inc. (B)	3,809	33,937
NetApp, Inc.	1,411	58,046

		91,983

Consumer Electronics – 1.9%
Harman International Industries, Incorporated	1,048	85,779

Data Processing & Outsourced Services – 2.1%
Vantiv, Inc., Class A (B)	2,903	94,681

Department Stores – 1.0%
Nordstrom, Inc.	769	47,509

Distillers & Vintners – 1.0%
Brown-Forman Corporation, Class B	610	46,078

Distributors – 2.0%
LKQ Corporation (B)	2,753	90,557

Electrical Components & Equipment – 1.5%
Polypore International, Inc. (B)	1,722	66,987

Electronic Manufacturing Services – 1.6%
Trimble Navigation Limited (B)	2,045	70,968

Environmental & Facilities Services – 1.2%
Stericycle, Inc. (B)	477	55,367

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Company (The)	788	49,048

Health Care Distributors – 1.7%
Henry Schein, Inc. (B)	687	78,537

Health Care Equipment – 5.2%
Intuitive Surgical, Inc. (B)	177	67,983
Varian Medical Systems, Inc. (B)	1,222	94,937
Zimmer Holdings, Inc.	792	73,851

		236,771

Health Care Facilities – 2.3%
Acadia Healthcare Company, Inc. (B)	781	36,963
Hologic, Inc. (B)	2,992	66,863

		103,826

Health Care Services – 1.0%
Premier Inc. (B)	1,222	44,923

Health Care Supplies – 1.3%
DENTSPLY International Inc.	1,221	59,204

Hotels, Resorts & Cruise Lines – 1.7%
Norwegian Cruise Line Holdings Ltd. (B)	2,157	76,525

Industrial Machinery – 5.5%
Flowserve Corporation	611	48,185
Graco Inc.	440	34,343
IDEX Corporation	1,073	79,262
Pall Corporation	1,023	87,271

		249,061

Internet Retail – 0.7%
HomeAway, Inc. (B)	818	33,450

Internet Software & Services – 2.8%
OpenTable, Inc. (B)	532	42,225
WebMD Health Corp., Class A (B)	1,170	46,213
Zillow, Inc. (B)	484	39,571

		128,009

IT Consulting & Other Services – 1.6%
Teradata Corporation (B)	1,599	72,751

Leisure Products – 1.3%
Mattel, Inc.	1,247	59,351

Oil & Gas Drilling – 1.2%
Patterson-UTI Energy, Inc.	2,158	54,628

Oil & Gas Equipment & Services – 1.0%
Dril-Quip, Inc. (B)	415	45,599

Oil & Gas Exploration & Production – 4.2%
Cabot Oil & Gas Corporation	1,553	60,179
Continental Resources, Inc. (B)	581	65,385
Southwestern Energy Company (B)	1,671	65,738

		191,302

Packaged Foods & Meats – 3.8%
Hain Celestial Group, Inc. (The) (B)	869	78,916
Mead Johnson Nutrition Company	1,103	92,387

		171,303

Personal Products – 0.9%
Coty Inc., Class A	2,579	39,325

Regional Banks – 5.4%
First Republic Bank	1,928	100,923
Signature Bank (B)	906	97,291
UMB Financial Corporation	716	46,031

		244,245

Research & Consulting Services – 1.5%
Verisk Analytics, Inc., Class A (B)	1,017	66,831

Restaurants – 2.3%
Dunkin’ Brands Group, Inc.	1,904	91,755
Panera Bread Company, Class A (B)	82	14,535

		106,290

Semiconductors – 4.0%
Cavium Inc. (B)	493	17,026
Microchip Technology Incorporated	2,554	114,283
Skyworks Solutions, Inc. (B)(C)	1,793	51,202

		182,511

Specialty Stores – 1.5%
Ulta Salon, Cosmetics & Fragrance, Inc. (B)	719	69,430

Systems Software – 1.0%
ServiceNow, Inc. (B)	809	45,318

Trading Companies & Distributors – 2.2%
Fastenal Company	2,131	101,231

TOTAL COMMON STOCKS – 95.9%		$4,347,213
(Cost: $3,317,969)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Skyworks Solutions, Inc.,
Put $26.00, Expires 2–21–14, OTC (Ctrpty: Societe Generale Bank)	15,848	1,030

TOTAL PURCHASED OPTIONS – 0.0%		$1,030
(Cost: $1,567)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.7%
Air Products and Chemicals, Inc.:
0.120%, 1–14–14 (D)	$2,343	2,343
0.170%, 2–5–14 (D)	5,700	5,699
Army & Air Force Exchange Service,
0.090%, 1–9–14 (D)	5,000	5,000
Bank of Nova Scotia,
0.190%, 3–26–14 (D)	5,000	4,998
Diageo Capital plc (GTD by Diageo plc),
0.180%, 1–2–14 (D)	3,347	3,347
Emerson Electric Co.,
0.090%, 2–27–14 (D)	15,000	14,998
Enbridge Inc.,
0.290%, 1–27–14 (D)	3,000	2,999
Exxon Mobil Corporation:
0.020%, 1–6–14 (D)	5,000	5,000
0.050%, 1–27–14 (D)	5,000	5,000
0.140%, 1–28–14 (D)	5,664	5,663

Federal Home Loan Bank:
0.030%, 1–24–14 (D)	1,000	1,000
0.060%, 2–14–14 (D)	761	761
0.050%, 2–24–14 (D)	7,080	7,079
0.050%, 2–28–14 (D)	7,000	6,999
Illinois Tool Works Inc.,
0.090%, 2–5–14 (D)	10,000	9,999
John Deere Financial Inc. (GTD by John Deere Capital Corporation),
0.095%, 1–8–14 (D)	10,000	10,000
McCormick & Co. Inc.,
0.100%, 1–2–14 (D)	4,000	4,000
Medtronic, Inc.,
0.120%, 3–6–14 (D)	8,900	8,898
St. Jude Medical, Inc.,
0.180%, 2–3–14 (D)	7,075	7,074
Sysco Corporation,
0.170%, 1–10–14 (D)	10,000	10,000
Toronto-Dominion Holdings USA Inc. (GTD by TorontoDominion Bank),
0.120%, 1–27–14 (D)	10,000	9,999
Verizon Communications Inc.:
0.190%, 1–13–14 (D)	9,000	8,999
0.200%, 1–21–14 (D)	8,000	7,999
Wal-Mart Stores, Inc.:
0.060%, 1–6–14 (D)	5,000	5,000
0.070%, 1–9–14 (D)	14,000	14,000

		166,854

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government):
0.120%, 1–7–14 (E)	7,590	7,658
0.120%, 1–7–14 (E)	5,199	5,199

		12,857

TOTAL SHORT-TERM SECURITIES – 4.0%		$179,711
(Cost: $179,643)

TOTAL INVESTMENT SECURITIES – 99.9%		$4,527,954
(Cost: $3,499,179)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,350

NET ASSETS – 100.0%		$4,531,304

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at December 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Skyworks Solutions, Inc.	Societe Generale Bank	Put	15,848	February 2014	$23.00	$426	$(317)
	Societe Generale Bank	Call	15,848	February 2014	30.00	1,283	(1,506)
						$1,709	$(1,823)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,347,213	$—	$—
Purchased Options	—	1,030	—
Short-Term Securities	—	179,711	—
Total	$4,347,213	$180,741	$—
Liabilities
Written Options	$—	$1,823	$—

During the period ended December 31, 2013, securities totaling $9,361 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities.

The following acronym is used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,499,179
Gross unrealized appreciation	1,104,087
Gross unrealized depreciation	(75,312)
Net unrealized appreciation	$1,028,775

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile: 0.190%, 1–6–14	$500	$500
0.220%, 1–10–14	1,500	1,500
0.390%, 1–22–14 (A)	2,700	2,700
Bank of America, N.A.: 0.200%, 2–20–14	4,500	4,500
0.200%, 2–24–14	2,300	2,300
0.190%, 3–17–14	3,000	3,000
Citibank, N.A.: 0.210%, 2–3–14	2,200	2,200
0.170%, 3–3–14	2,000	2,000
0.170%, 3–3–14	2,000	2,000
0.170%, 3–4–14	1,000	1,000

Total Certificate Of Deposit – 10.6%		21,700

Commercial Paper
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB): 0.240%, 1–13–14 (B)	2,400	2,400
0.220%, 2–14–14 (B)	2,500	2,499
0.220%, 2–20–14 (B)	3,150	3,149
0.200%, 3–4–14 (B)	1,615	1,615
Bank of Nova Scotia: 0.140%, 1–22–14 (B)	1,000	1,000
0.140%, 3–10–14 (B)	2,000	1,999
0.220%, 5–22–14 (B)	2,500	2,498
COFCO Capital Corp. (GTD by Rabobank Nederland), 0.170%, 1–23–14 (B)	3,500	3,499
Corporacion Andina de Fomento, 0.150%, 3–7–14 (B)	4,000	3,999
Diageo Capital plc (GTD by Diageo plc), 0.180%, 1–2–14 (B)	1,000	1,000
Exxon Mobil Corporation, 0.010%, 1–2–14 (B)	1,731	1,731
ICICI Bank Limited (GTD by Wells Fargo Bank, N.A.), 0.140%, 1–21–14 (B)	2,000	2,000
J.P. Morgan Chase & Co., 0.320%, 1–22–14 (A)(B)	1,573	1,573
L Air Liquide S.A., 0.170%, 1–27–14 (B)	1,100	1,100
Prudential Funding, LLC (GTD by Prudential Financial, Inc.), 0.040%, 1–2–14 (B)	4,782	4,782
St. Jude Medical, Inc.: 0.120%, 1–9–14 (B)	3,000	3,000
0.160%, 1–24–14 (B)	4,700	4,699
0.180%, 2–3–14 (B)	1,715	1,715
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank), 0.120%, 1–9–14 (B)	500	500
Unilever Capital Corporation (GTD by Unilever N.V.), 0.020%, 1–3–14 (B)	4,783	4,783
Wisconsin Electric Power Co.: 0.170%, 1–9–14 (B)	3,600	3,600
0.160%, 1–10–14 (B)	1,800	1,800

Total Commercial Paper – 26.9%		54,941
Master Note
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (C)	703	703

Total Master Note – 0.3%		703

Notes
American Honda Finance Corp.: 0.240%, 3–12–14 (C)	6,150	6,150
1.850%, 9–19–14	900	910
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.264%, 1–17–14 (C)	1,200	1,200
Banco del Estado de Chile, 0.370%, 1–22–14 (C)	5,200	5,200
Bank of Nova Scotia: 0.240%, 1–1–14 (C)	1,700	1,700
0.500%, 1–3–14 (C)	1,500	1,500
Baxter International Inc., 0.410%, 3–11–14 (C)	1,800	1,803
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 5.500%, 4–1–14	1,835	1,859
CA GO Bonds, Ser 2005A3 (GTD by Bank of America, N.A.), 0.060%, 1–7–14 (C)	1,570	1,570
Caterpillar Financial Services Corporation: 6.125%, 2–17–14	2,671	2,691
1.125%, 12–15–14	570	574
Danaher Corporation, 1.300%, 6–23–14	1,750	1,758
General Electric Capital Corporation: 0.870%, 1–7–14 (C)	1,592	1,594
2.100%, 1–7–14	3,000	3,001
0.870%, 3–2–14 (C)	1,600	1,605
5.500%, 6–4–14	1,000	1,022
IBM International Group Capital LLC (GTD by International Business Machines Corporation), 0.540%, 2–26–14 (C)	1,500	1,500
J.P. Morgan Chase & Co.: 0.320%, 1–22–14 (C)	1,250	1,250
1.040%, 1–24–14 (C)	1,800	1,801
2.050%, 1–24–14	600	601
0.320%, 3–7–14 (C)	3,550	3,550
4.650%, 6–1–14	2,352	2,392
John Deere Capital Corporation, 0.340%, 1–12–14 (C)	300	300
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank, N.A.), 0.050%, 1–7–14 (C)	760	760
PACCAR Financial Corp., 0.490%, 3–8–14 (C)	1,500	1,502
PACCAR Financial Corp. (GTD by PACCAR Inc.), 0.540%, 3–11–14 (C)	2,000	2,001
Target Corporation, 0.420%, 1–18–14 (C)	1,035	1,036
Toyota Motor Credit Corporation: 0.260%, 1–1–14 (C)	2,000	2,000
0.410%, 1–23–14 (C)	500	501
0.240%, 2–22–14 (C)	6,000	6,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.170%, 1–7–14 (C)	1,100	1,100
Wells Fargo & Company, 3.750%, 10–1–14	2,200	2,254
Wells Fargo Bank, N.A.: 0.310%, 1–21–14 (C)	2,000	2,000

0.290%, 3–10–14 (C)	1,500	1,500
0.290%, 3–17–14 (C)	1,800	1,800

Total Notes – 33.2%		67,985

TOTAL CORPORATE OBLIGATIONS – 71.0%		$145,329
(Cost: $145,329)

MUNICIPAL OBLIGATIONS
California – 1.8%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government), 0.050%, 1–7–14 (C)	700	700
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.), 0.040%, 1–7–14 (C)	795	795
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank, N.A.), 0.030%, 1–1–14 (C)	1,250	1,250
Muni Impvt Corp of Los Angeles, Lease Rev, Ser B-1 (Taxable), (GTD by Wells Fargo Bank, N.A.), 0.120%, 1–15–14 (C)	1,000	1,000

		3,745

Colorado – 3.1%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.100%, 1–7–14 (C)	3,000	3,000
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.060%, 1–7–14 (C)	2,700	2,700
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.060%, 1–7–14 (C)	475	475
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.), 0.300%, 1–7–14 (C)	250	250

		6,425

Georgia – 2.8%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company), 0.050%, 1–1–14 (C)	1,618	1,618
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank, N.A.), 0.180%, 1–21–14 (C)	4,000	4,000

		5,618

Kansas – 1.8%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004, 0.050%, 1–1–14 (C)	3,760	3,760

Louisiana – 1.7%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.040%, 1–1–14 (C)	2,411	2,411
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.020%, 1–1–14 (C)	1,000	1,000

		3,411

Maryland – 0.9%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.130%, 1–7–14 (C)	1,915	1,915

Michigan – 0.7%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.040%, 1–1–14 (C)	1,500	1,500

Minnesota – 0.3%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A, 0.050%, 1–1–14 (C)	630	630

Mississippi – 2.5%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.020%, 1–1–14 (C)	783	783
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.020%, 1–1–14 (C)	1,210	1,210
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.020%, 1–1–14 (C)	1,300	1,300
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.020%, 1–1–14 (C)	1,812	1,812

		5,105

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.150%, 1–7–14 (C)	950	950

New York – 1.6%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.050%, 1–7–14 (C)	2,000	2,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.050%, 1–7–14 (C)	1,261	1,261

		3,261

Texas – 6.5%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.060%, 1–7–14 (C)	8,000	8,000
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.040%, 1–1–14 (C)	2,925	2,925
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.040%, 1–1–14 (C)	2,300	2,300

		13,225

Wisconsin – 0.7%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith, LLC Proj), Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.220%, 1–7–14 (C)	1,465	1,465

Wyoming – 1.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.020%, 1–1–14 (C)	2,783	2,783

TOTAL MUNICIPAL OBLIGATIONS – 26.3%		$53,793
(Cost: $53,793)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government): 0.120%, 1–3–14 (C)	2,300	2,300
0.120%, 1–7–14 (C)	1,439	1,439
0.120%, 1–7–14 (C)	750	750
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.490%, 1–30–14 (C)	626	626

Total United States Government Agency Obligations – 2.5%		5,115

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 2.5%		$5,115
(Cost: $5,115)

TOTAL INVESTMENT SECURITIES – 99.8%		$204,237
(Cost: $204,237)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		311

NET ASSETS – 100.0%		$204,548

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets or the next demand date.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs. Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$145,329	$—
Municipal Obligations	—	53,793	—
United States Government Agency Obligations	—	5,115	—
Total	$—	$204,237	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$204,237
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.6%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	$500	$560
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Children’s Hosp, Ser 2009, 6.000%, 6–1–39	750	837
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A, 5.125%, 1–1–34	750	777

		2,174

Arizona – 1.6%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	1,000	1,075
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	594
Univ Med Ctr Corp (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	534

		2,203

California – 14.0%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
0.966%, 4–1–45 (A)	1,000	999
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.160%, 4–1–45 (A)	1,500	1,508
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	460	447
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6–1–23	415	442
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–22	375	372
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	578
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011,
5.000%, 5–15–21	1,195	1,303
CA Various Purp GO Bonds:
5.000%, 2–1–22	495	497
5.250%, 9–1–26	1,500	1,677
5.250%, 10–1–29	500	535
6.500%, 4–1–33	1,000	1,183
6.000%, 11–1–39	500	563
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	2,000	2,083
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	533
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd Tax Bonds), Ltd Tax Rfdg Bonds, Ser 2012A,

0.483%, 3–1–34 (A)	1,000	996
Golden State Tob Securitization Corp, Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–30	1,000	1,020
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	523
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	270
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	253
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	570	619
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010E,
6.000%, 10–1–25	445	471
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC),
5.500%, 8–1–29	200	206
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	500	562
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	580
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	555
5.000%, 12–1–24	500	546
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (B)	150	58
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	315	316

		19,695

Colorado – 2.6%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	550
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	500	551
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA),
5.500%, 11–1–29	345	358
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	614
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	510
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	282
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	806

		3,671

Connecticut – 1.0%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.000%, 6–15–22	370	416
CT GO Bonds, Series 2012D, 0.980%, 9–15–19 (A)	1,000	1,001

		1,417

District Of Columbia – 1.7%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC), 5.000%, 6–1–19	1,000	1,136
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	750	800
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	500	474

		2,410

Florida – 6.2%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B, 7.000%, 4–1–39	500	538
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	500	506
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	400	452
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	555	667
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	600	810
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	500	523
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	500	549
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	500	586
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	500	579
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 5.000%, 10–1–17	500	574
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	500	550
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012, 5.250%, 10–1–30	750	732
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 5.750%, 7–1–20	500	563
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	500	510
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011, 5.250%, 10–15–22	500	557

		8,696

Georgia – 0.4%
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 5.750%, 1–1–20	500	573

Hawaii – 0.8%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7–1–21	1,000	1,120

Illinois – 4.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.000%, 5–1–26	195	175
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6–15–27	500	532
Chicago GO Bonds, Proj and Rfdg, Ser 2004A (Insured by AGM): 5.250%, 1–1–21	250	250
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	500	511
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.500%, 7–1–19	500	580
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. – Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	395	415
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	1,250	1,236
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013, 5.000%, 6–15–26	300	325
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A, 5.000%, 1–1–35	1,100	1,108
State of IL GO Bonds, 5.500%, 7–1–26	500	533

		5,665

Indiana – 1.2%
East Chicago Elem Sch Bldg Corp (Lake Cnty, IN), First Mtg Bonds, Ser 1993A, 5.500%, 1–15–16	125	126
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	425	425
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac – Phase II), Ser 2008C, 5.000%, 7–1–17	500	573
Mt. Vernon Sch Bldg Corp of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM): 5.250%, 1–15–32	500	532

		1,656

Iowa – 1.2%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 6.000%, 6–1–34	1,000	1,025
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	750	698

		1,723

Kansas – 1.2%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	537

Shawnee Cnty, KS Cert of Part (First Responders Comm Proj), Ser 2012, 5.000%, 9–1–24	1,050	1,128

		1,665

Kentucky – 2.0%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90, 5.750%, 11–1–19	500	592
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	553
6.500%, 3–1–45	675	702
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A, 5.250%, 7–1–28	500	523
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A, 5.000%, 7–1–16	330	366

		2,736

Louisiana – 3.3%
LA Citizens Prop Ins Corp, Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6–1–24	500	534
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	750	790
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	500	562
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM), 5.000%, 12–1–26	1,500	1,604
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM), 5.000%, 12–1–22	1,000	1,113

		4,603

Maryland – 1.1%
MD Econ Dev Corp, Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9–1–22	500	586
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D, 0.943%, 5–15–38 (A)	1,000	1,003

		1,589

Massachusetts – 1.0%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	500	528
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	315	337
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010–E, 5.000%, 7–1–15	500	532

		1,397

Michigan – 2.8%
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011–A, 5.750%, 7–1–37 (C)	500	478
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5–15–26	500	521
MI Fin Auth Rev Bonds (Detroit Sch Dist), Ser 2011, 5.500%, 6–1–21	1,000	1,096
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,

5.750%, 11–15–39	750	763
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC), 0.000%, 10–15–22 (B)	1,000	681
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10–15–18	305	346

		3,885

Minnesota – 0.4%
Minneapolis–St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	500	560

Mississippi – 0.6%
The Univ of Southn MS, S.M. Edu Bldg Corp, Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9–1–36	750	786

Missouri – 4.0%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	200	200
Broadway–Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	175	133
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	750	768
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2–15–31	750	763
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	200	200
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A, 5.250%, 12–1–19	65	66
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	580	589
Platte Cnty R-III Sch Dist Bldg Corp, Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	352
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	500	515
St. Louis Cnty, MO Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9–1–32	1,120	1,098
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (C)	474	33
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	230	234
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007, 4.375%, 4–1–18	100	108
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	500

		5,559

Nevada – 0.9%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	500	539
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	84
6.250%, 12–1–17	270	312
6.500%, 12–1–18	290	343

		1,278

New Hampshire – 0.7%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	150	154
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	500	563
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008,
6.000%, 7–1–38	325	328

		1,045

New Jersey – 5.4%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC),
5.250%, 1–1–19	640	668
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. – Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	850	892
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O,
5.125%, 3–1–30	250	264
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012H,
0.960%, 2–1–17 (A)	2,000	2,004
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	500	555
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1,
5.000%, 12–1–19	500	545
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7–1–37	500	509
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	500	514
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	500	588
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2,
5.000%, 12–15–16	500	562
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	435	507

		7,608

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	35	38
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	70	72

		110

New York – 6.1%

NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp Proj), Ser 1985A (Insured by AMBAC),
0.418%, 12–1–23 (A)	1,380	1,290
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj) Sub Ser 1999A-1 (Insured by AMBAC),
0.105%, 5–1–34 (A)	2,000	1,670
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8–1–30	1,000	1,074
NYC Hsng Dev Corp, Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	415	416
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	313
0.000%, 3–1–26 (B)	500	290
0.000%, 3–1–27 (B)	500	271
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Series 2013I,
5.000%, 5–1–29	400	435
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	500	546
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1–1–20	80	80
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	455	452
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	1,500	1,647

		8,484

North Carolina – 1.1%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1–1–19	250	273
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12–1–36	500	526
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1–1–37 (B)	500	150
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	537

		1,486

Ohio – 1.0%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	500	527
OH Major New State Infra Proj Rev Bonds, Ser 2008-I,
6.000%, 6–15–17	395	462
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund), (Midwest Terminals Proj) Ser 2007C,
6.000%, 11–15–27	420	439

		1,428

Oklahoma – 1.0%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	230	236

Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC),
5.000%, 6–1–18	905	1,050
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985,
6.600%, 7–1–14	50	51

		1,337

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	257

Pennsylvania – 4.2%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A,
5.000%, 1–1–17	250	277
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
3.000%, 1–1–17	895	863
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	600	637
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	506
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	500	534
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	750	771
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (B)	1,500	1,441
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	400	410
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	445	474

		5,913

Puerto Rico – 3.1%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	500	385
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A,
5.500%, 7–1–39	1,250	799
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–44	700	476
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien),
6.000%, 7–1–38	500	348
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	750	483
PR Elec Power Auth, Power Rev Bonds, Ser ZZ,
5.250%, 7–1–24	1,000	692
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD,
5.000%, 7–1–21	1,000	738
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B,
5.500%, 8–1–31	250	163
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (B)	500	254

		4,338

Rhode Island – 0.4%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	565	623

Tennessee – 0.4%
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	574

Texas – 10.3%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.000%, 8–15–18	300	341
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	355	410
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	594
Clifton Higher Edu Fin Corp, Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	506
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C,
5.000%, 3–1–17	500	565
Harris Cnty Cultural Edu Fac Fin Corp, Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11–15–16	200	222
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–33	500	439
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.500%, 5–15–31	1,000	1,098
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	498
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.660%, 5–15–34 (A)	500	501
Howard Cnty, TX GO Bonds, Ser 2008,
4.650%, 2–15–24	505	517
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5–15–23	500	573
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
5.625%, 12–1–17	505	516
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008A,
6.000%, 1–1–25	500	564
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	1,000	436
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	563
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	500	501
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	248
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,

5.750%, 2–1–26	325	370
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	1,000	1,091
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	536
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	838
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B,
1.250%, 8–15–42 (A)	2,500	2,510

		14,437

Utah – 0.5%
Midvale, UT Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012:
2.000%, 10–15–16	195	201
2.000%, 10–15–17	465	475

		676

Vermont – 0.0%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM),
5.500%, 11–1–37	35	36

Virgin Islands – 1.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	506
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
5.000%, 10–1–25	1,000	1,012

		1,518

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	563
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	285

		848

Washington – 0.7%
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A,
6.500%, 11–15–33	500	528
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	500	499

		1,027

West Virginia – 0.6%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.500%, 10–1–31	300	318
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	513

		831

Wisconsin – 1.2%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,137

WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	538

		1,675

Wyoming – 0.6%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6–1–34	300	286
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	561

		847

TOTAL MUNICIPAL BONDS – 92.9%		$130,159
(Cost: $127,134)

SHORT-TERM SECURITIES
Commercial Paper – 1.9%
Wisconsin Gas LLC, 0.080%, 1–2–14 (D)	2,646	2,646

Master Note – 1.5%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (E)	2,130	2,130

Municipal Obligations – 2.9%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.030%, 1–1–14 (E)	1,000	1,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.),
0.040%, 1–7–14 (E)	2,000	2,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank, N.A.),
0.030%, 1–1–14 (E)	1,000	1,000

		4,000

TOTAL SHORT-TERM SECURITIES – 6.3%		$8,776
(Cost: $8,776)

TOTAL INVESTMENT SECURITIES – 99.2%		$138,935
(Cost: $135,910)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		1,132

NET ASSETS – 100.0%		$140,067

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$128,489	$1,670
Short-Term Securities	—	8,776	—
Total	$—	$137,265	$1,670

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-13	$4,291
Net realized gain (loss)	108
Net change in unrealized appreciation (depreciation)	(89)
Purchases	—
Sales	(1,300)
Amortization/Accretion of premium/discount	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(1,340)
Ending Balance 12-31-13	$1,670
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$(50)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$1,670	Broker	Broker quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$135,910
Gross unrealized appreciation	6,898
Gross unrealized depreciation	(3,873)
Net unrealized appreciation	$3,025

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.9%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6–1–21	$1,000	$1,114
Fairfield, AL GO Warrants, Ser 2012, 6.000%, 6–1–37	8,485	8,160

		9,274

Alaska – 0.7%
Northn Tob Securitzation Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	11,000	7,159

Arizona – 4.1%
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	7,500	8,628
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,315	1,294
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A: 6.000%, 12–1–27	2,390	2,417
6.250%, 12–1–42	2,150	2,120
6.250%, 12–1–46	1,000	981
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	500	489
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	3,500	3,810
La Paz Cnty, AZ, Indl Dev Auth, Indl Dev Rev Sr Lien, Imperial Rgnl Detention Fac Proj, 7.800%, 10–1–39	25,000	24,548

		44,287

California – 8.6%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	4,000	4,144
Arpt Comsn of San Francisco, San Francisco Intl Arpt, Second Ser Rev Rfdg Bonds, Ser 2012A: 5.000%, 5–1–28	2,500	2,666
5.000%, 5–1–29	1,750	1,850
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B, 6.000%, 9–1–30	2,170	2,173
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,150	904
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	1,505	1,671
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B, 8.000%, 10–1–22	400	443

CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–42	1,200	1,001
CA Statewide Cmnty Dev Auth Rev Bonds (Lancer Plaza Proj), Ser 2013: 5.625%, 11–1–33	1,400	1,246
5.875%, 11–1–43	1,890	1,640
CA Statewide Cmnty Dev Auth Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 6.625%, 11–15–24	2,490	2,714
CA Statewide Cmnty Dev Auth, Rev Bonds (Thomas Jefferson Sch of Law), Ser 2008 A: 7.250%, 10–1–32	3,400	3,054
7.250%, 10–1–38	5,000	4,413
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010: 6.000%, 7–1–40	7,365	6,902
6.350%, 7–1–46	250	243
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	2,000	2,178
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.250%, 11–15–41	6,000	6,463
CA Various Purp GO Bonds, 6.000%, 4–1–35	500	564
Cert of Part, Oro Grande Elementary Sch Dist, Ser 2013, 5.125%, 9–15–42	2,130	1,889
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	1,000	680
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp), Ser 2007, 4.625%, 6–1–21	4,260	3,848
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part: 6.750%, 11–1–39	4,935	5,001
6.000%, 11–1–41	3,000	2,797
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds, 8.000%, 8–1–38	100	108
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011: 8.000%, 12–1–26	1,400	1,631
8.000%, 12–1–31	9,400	10,710
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–34	2,500	2,548
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	8,000	8,250
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	17,395	12,400

		94,131

Colorado – 3.8%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	8,910	8,931

Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10–1–40	5,000	5,095
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	85	92
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	230	247
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	1,000	1,009
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012: 6.750%, 6–1–32	2,610	2,491
7.125%, 6–1–47	3,000	2,901
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A, 7.250%, 1–1–19	100	101
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11–15–40	1,250	1,283
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	4,345	4,413
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	3,500	3,546
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,226
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006, 5.750%, 12–1–36	4,204	3,766
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	3,717	3,196
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	1,516	1,457

		41,754

Connecticut – 0.7%
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A, 5.500%, 1–1–14	45	45
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	2,000	2,166
Stamford, CT Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A, 7.000%, 4–1–41	5,000	5,047

		7,258

Delaware – 0.6%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010, 5.375%, 10–1–45	7,000	6,647

District Of Columbia – 0.1%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 0.000%, 10–1–44 (B)	1,000	769

Florida – 3.5%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:

6.500%, 11–1–29	710	720
6.750%, 11–1–39	1,490	1,509
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011, 7.750%, 1–1–41	5,685	6,018
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A, 6.000%, 9–15–40	4,000	3,617
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012A, 6.125%, 6–15–43	5,500	4,775
FL Dev Fin Corp, Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B, 7.500%, 6–15–18	1,600	1,582
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at HealthPark FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	6,000	6,001
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–25	1,000	1,078
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser2011A, 7.250%, 10–1–40	4,800	5,251
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	4,200	4,623
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 6.000%, 8–1–45	3,000	3,063

		38,237

Georgia – 0.1%
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	250	255
7.400%, 1–1–34	815	832

		1,087

Guam – 0.9%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, 6.625%, 12–1–30	1,400	1,442
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A, 6.875%, 12–1–40	3,500	3,623
Govt of GU, GO Bonds, Ser 2009A: 5.750%, 11–15–14	15	15
7.000%, 11–15–39	5,000	5,220

		10,300

Hawaii – 0.7%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A: 8.750%, 11–15–29	1,450	1,604
9.000%, 11–15–44	4,200	4,623
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5–15–42	2,000	1,853

		8,080

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A: 6.250%, 7–1–40	1,000	1,009
6.250%, 7–1–45	550	551

		1,560

Illinois – 9.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	1,205	1,081
5.700%, 5–1–36	4,160	3,730
Cert of Part, Metra Market of Chicago, L.L.C. Redev Proj, Ser A,
6.870%, 2–15–24	1,400	1,447
Chicago Midway Arpt, Second Lien Rev Bonds, Ser 2010B,
5.000%, 1–1–34	1,500	1,571
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	6,000	4,972
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	1,000	1,037
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	305	313
IL Fin Auth Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	4,500	3,985
IL Fin Auth, Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	10,500	10,163
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–44	10,000	10,192
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A,
8.000%, 5–15–40	15,000	15,425
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj),Ser 2010A,
8.000%, 5–15–46	6,500	6,668
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	7,000	7,549
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	990
5.875%, 2–15–38	2,500	2,293
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	516
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,523
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,027
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,750	2,142
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	490	520
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	5,775	5,785
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,101
7.375%, 11–15–45	1,500	1,501
Upper IL River Vly Dev Auth Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,935	4,552
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,525	1,324

Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (B)	1,840	1,405
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	10,145	10,567

		108,379

Indiana – 3.3%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,550	1,564
7.000%, 11–15–32	2,000	1,981
7.125%, 11–15–42	7,500	7,379
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	10	10
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	205	209
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7–1–39	1,075	1,212
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp Proj), Ser 2012A,
5.000%, 6–1–39	10,000	9,141
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,378
Terre Haute, IN Rev Bonds (Westminister Vlg Proj),Ser 2012,
6.000%, 8–1–39	5,000	4,358
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	1,880	1,929
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	3,925	3,768
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	1,400	1,434

		36,363

Iowa – 0.3%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	3,000	3,003

Kansas – 0.5%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	537
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009,
6.000%, 9–1–30 (A)	1,000	1,001
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	3,943

		5,481

Kentucky – 1.9%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	12,423
6.500%, 3–1–45	6,000	6,237
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,075

		20,735

Louisiana – 0.7%
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39	6,000	5,998
LA Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2013A,
5.250%, 5–15–35	1,000	973
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	745	817

		7,788

Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (EastnME Med Ctr Oblig Group Issue) Ser 2013,
5.000%, 7–1–43	2,000	1,851
Portland, ME, Gen Arpt Rev Bonds, Ser 2010,
5.000%, 1–1–30	500	519

		2,370

Maryland – 0.5%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	505
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	4,350	4,510

		5,015

Massachusetts – 2.5%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines,Inc., Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.207%, 1–1–31 (A)	35,000	26,775

Michigan – 7.1%
Detroit, MI, GO Bonds, Ser 2004-A(1) (Insured by AMBAC),
5.250%, 4–1–23 (C)	1,420	1,165
Econ Dev Corp of Oakland Cnty, Ltd Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	6,425	6,648
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,600	1,719
7.500%, 7–1–39	2,500	2,694
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	15,500	15,757
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	982
7.450%, 10–1–41	2,000	1,964
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,073
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser 2012,
5.000%, 6–1–20	1,425	1,541
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	13,000	13,883
MI Fin Auth, State Aid Rev Notes (Sch Dist of Detroit), Ser 2001A-1,
8.000%, 10–1–30	2,480	2,614
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Backed Bonds, Ser 2008A,
6.875%, 6–1–42	16,500	14,653

MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds,Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	4,430	3,681
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V:
8.000%, 9–1–29	55	65
8.250%, 9–1–39	4,750	5,668
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	150	156

		77,263

Minnesota – 0.5%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	4,350	4,952

Missouri – 3.8%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	530	563
Belton, MO Tax Incr Rev Bonds (Belton MarketplaceRedev Proj), Ser 2012,
6.375%, 12–1–29	1,895	1,734
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3–1–19	2,610	2,615
6.250%, 3–1–24	1,100	1,100
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3–1–25	520	490
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	152
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	224
5.400%, 10–1–26	385	310
5.500%, 10–1–31	425	323
5.550%, 10–1–36	325	237
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,360	2,282
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
6.000%, 4–1–18 (C)	1,170	813
7.000%, 4–1–28 (C)	535	371
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	1,000	957
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj) Ser 2011,
7.250%, 4–1–30	5,000	4,980
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	1,145	1,156
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	202
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	8,975	9,039
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	750	214

0.000%, 7–15–37 (B)	1,500	404
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (C)	3,950	2,173
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	98
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	250	191
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,365	1,372
6.500%, 1–1–35	5,000	5,002
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,000	886
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	1,895	132
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	220	224
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	3,000	2,964

		41,208

Nebraska – 1.2%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	10,000	9,901
5.000%, 9–1–42	3,000	2,837

		12,738

Nevada – 0.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	1,500	1,617
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	304

		1,921

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,355

New Jersey – 0.7%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,029
5.000%, 6–15–28	1,000	1,002
5.000%, 6–15–29	500	495
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,096
7.500%, 12–1–32	450	588
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	5,000	3,531

		7,741

New York – 2.0%

Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
5.000%, 10–1–22	1,000	1,109
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	6,750	3,739
6.700%, 1–1–43	13,000	7,201
The Orange Co Funding Corp (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	11,500	9,702

		21,751

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,469

Ohio – 2.4%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D,
5.250%, 5–15–23	1,145	1,061
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,600	2,743
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis HlthCare Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	8,000	6,110
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,199
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	554
OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj),
6.250%, 9–1–24	890	779
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	500	516
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds(Mem Hlth Sys of OH),
6.000%, 12–1–42	3,750	3,577
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	840	870
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003,
5.375%, 12–1–35	9,000	8,625

		26,034

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,008
6.000%, 11–15–38	7,495	6,983

		8,991

Oregon – 1.1%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	1,240	1,449
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5–15–42	1,900	1,864

OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	1,040	1,055
6.375%, 9–1–40	1,750	1,788
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,180	5,593

		11,749

Pennsylvania – 5.5%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	224
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	4,927
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	18,500	15,808
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,469
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,098
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
0.000%, 12–1–38 (A)	20,000	17,473
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	989
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,032
7.625%, 12–15–41	6,925	7,125
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	2,000	2,002
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	1,250	1,248
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (C)	70	18

		59,413

Puerto Rico – 5.1%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C,
6.500%, 7–1–40	3,000	2,106
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	3,000	2,030
5.500%, 7–1–39	5,000	3,198
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–47	12,000	8,093
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX:
5.750%, 7–1–36	2,415	1,556
5.250%, 7–1–40	5,270	3,295
PR Elec Power Auth, Power Rev Bonds, Ser 2012A,
5.000%, 7–1–42	10,000	6,032
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,

7.000%, 7–1–43	14,000	11,085
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U,
5.250%, 7–1–42	8,755	5,356
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25	5,025	3,669
6.000%, 8–1–26	1,000	718
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,500	4,274
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, FirstSub Ser 2010A,
5.375%, 8–1–39	5,000	3,485
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	801

		55,698

South Carolina – 0.4%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,680
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A:
6.000%, 4–1–30	1,510	1,642
6.500%, 4–1–42	750	822

		4,144

Tennessee – 0.8%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	8,515	8,667
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	500	539

		9,206

Texas – 16.2%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,374
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	3,150	3,314
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	598
Cent TX Rgnl Mobil Auth, Sub Lien Rev Rfdg Bonds,Series 2013,
5.000%, 1–1–33	5,000	4,581
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	500	126
0.000%, 1–1–40 (B)	500	95
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013,
5.000%, 1–1–42	3,000	2,589
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	8,000	7,435
Grand Prkwy Trans Corp, First Tier Toll Rev Bonds,Ser 2013A,
5.500%, 4–1–53	10,000	9,596
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	125	129
9.000%, 9–1–38	1,250	1,287

Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	515
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	1,755
6.000%, 2–15–38	250	213
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	3,800	4,234
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,091
5.000%, 7–1–26	2,680	2,893
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,125
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,520	2,881
Lubbock Hlth Fac Dev Corp, First Mtg Rev and RfdgBonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A,
6.500%, 7–1–26	1,500	1,530
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	7,000	7,044
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds(Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,596
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (B)	8,500	5,782
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	370
6.500%, 8–15–39	200	212
Red River Hlth Fac Dev Corp, First Mtg Rev Bonds (Eden Home, Inc. Proj), Ser 2012:
7.000%, 12–15–32	6,200	5,931
7.250%, 12–15–42	3,800	3,605
Sanger, TX, Indl Dev Corp, Indl Dev Rev Bonds (TXPellets Proj), Ser 2012B,
8.000%, 7–1–38	5,000	4,961
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	155	165
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A:
6.000%, 11–15–26	2,035	2,069
6.000%, 11–15–36	6,615	6,635
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	3,000	3,033
5.625%, 11–15–27	250	248
5.750%, 11–15–37	11,840	11,193
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,602
8.125%, 11–15–39	5,000	5,176
Travis Cnty Hlth Fac Dev Corp, Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A,
5.100%, 11–15–15	400	409
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012,

5.000%, 12–15–32	3,000	2,845
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	12,975	13,910
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,239
7.500%, 6–30–33	2,700	3,015
7.000%, 6–30–40	13,430	14,556
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	10,000	10,546
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,119
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	10,000	9,708
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	5,546

		176,876

Utah – 0.5%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.300%, 6–1–28	350	366
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,173
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,033
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,182

		5,754

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.625%, 10–1–29	935	1,016

Virginia – 2.3%
Econ Dev Auth of James City Cnty, VA, ResidentialCare Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,039	2,414
2.000%, 10–1–48	983	10
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	470	543
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	740	823
7.500%, 7–1–29	25	28
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds Ser 2011A,
6.875%, 3–1–36	4,300	4,731
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A,
6.125%, 1–1–35	1,000	953

Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	435	431
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco, LLC Proj), Ser 2012:
6.000%, 1–1–37	8,000	8,226
5.500%, 1–1–42	7,500	7,261

		25,420

Washington – 1.0%
Indl Dev Corp of the Port of Seattle, spl Fac Rev Rfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012,
5.000%, 4–1–30	4,000	3,531
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,100	2,277
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	851
7.000%, 7–1–31	1,680	1,815
7.000%, 7–1–39	2,000	2,133
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	295

		10,902

West Virginia – 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,260

Wisconsin – 1.3%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	5,000	4,055
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,283
6.125%, 6–1–39	250	262
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,291
7.625%, 9–15–39	5,500	5,806

		13,697

TOTAL MUNICIPAL BONDS – 98.3%		$1,071,010
(Cost: $1,123,410)

TOTAL INVESTMENT SECURITIES – 98.3%		$1,071,010
(Cost: $1,123,410)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		19,008

NET ASSETS – 100.0%		$1,090,018

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$1,044,235	$26,775
Total	$—	$1,044,235	$26,775

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-13	$97,173
Net realized gain (loss)	(2)
Net unrealized appreciation (depreciation)	(4,002)
Purchases	—
Sales	(66,394)
Accrued discounts/premiums	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 12-31-13	$26,775
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$(2,981)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$26,775	Broker	Broker quotes

The following acronyms are used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,123,410
Gross unrealized appreciation	21,443
Gross unrealized depreciation	(73,843)
Net unrealized depreciation	$(52,400)

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 2.1%
Spirit Realty Capital, Inc.	303	$2,977
Vornado Realty Trust	88	7,797

		10,774

Health Care Facilities – 0.9%
Brookdale Senior Living, Inc. (A)	180	4,901

Homebuilding – 0.9%
Lennar Corporation (B)	50	1,990
Toll Brothers, Inc. (A)	69	2,549

		4,539

Hotels, Resorts & Cruise Lines – 1.4%
Marriott International, Inc., Class A	61	3,021
Starwood Hotels & Resorts Worldwide, Inc.	54	4,322

		7,343

Industrial REITs – 6.4%
EastGroup Properties, Inc.	121	7,021
ProLogis	659	24,363
Pure Industrial Real Estate Trust (C)	367	1,648

		33,032

Investment Banking & Brokerage – 0.0%
Marcus & Millichap, Inc. (A)	9	137

Office REITs – 14.7%
BioMed Realty Trust, Inc.	387	7,005
Boston Properties, Inc.	215	21,580
Brandywine Realty Trust	142	2,002
Digital Realty Trust, Inc.	133	6,518
Duke Realty Corporation	531	7,991
Hudson Pacific Properties, Inc.	299	6,546
Kilroy Realty Corporation	133	6,679
Parkway Properties, Inc.	385	7,423
SL Green Realty Corp.	116	10,682

		76,426

Office Services & Supplies – 0.9%
CyrusOne Inc.	204	4,551

Real Estate Operating Companies – 1.0%
Forest City Enterprises, Inc., Class A (A)	267	5,102

Residential REITs – 14.5%
Apartment Investment and Management Company, Class A	166	4,298
AvalonBay Communities, Inc.	140	16,540
Boardwalk Real Estate Investment Trust (C)	75	4,220
Camden Property Trust	187	10,631
Campus Crest Communities, Inc.	166	1,562
Equity Lifestyle Properties, Inc.	63	2,290
Equity Residential	333	17,277
Essex Property Trust, Inc.	65	9,325
Mid-America Apartment Communities, Inc.	152	9,215

		75,358

Retail REITs – 26.6%
Acadia Realty Trust	236	5,865
Agree Realty Corporation	104	3,017
AmREIT, Inc., Class B	111	1,867
Brixmor Property Group Inc.	139	2,830
CBL & Associates Properties, Inc.	317	5,696
DDR Corp.	611	9,385
Equity One, Inc.	216	4,854
Federal Realty Investment Trust	56	5,678
General Growth Properties, Inc.	627	12,577
Kimco Realty Corporation	166	3,277
Kite Realty Group Trust	452	2,972
Macerich Company (The)	158	9,313
Retail Opportunity Investments Corp.	209	3,081
RioCan Real Estate Investment Trust (C)	241	5,613
Simon Property Group, Inc.	358	54,499
Tanger Factory Outlet Centers, Inc.	132	4,236
Weingarten Realty Investors	140	3,825

		138,585

Specialized REITs – 25.4%
Chesapeake Lodging Trust	189	4,777
CubeSmart	397	6,332
Extra Space Storage Inc.	247	10,410
HCP, Inc.	426	15,480
Health Care REIT, Inc.	222	11,893
Host Hotels & Resorts, Inc.	970	18,862
LaSalle Hotel Properties	94	2,911
Plum Creek Timber Company, Inc.	48	2,228
Public Storage, Inc.	145	21,810
Sabra Health Care REIT, Inc.	78	2,036
Sovran Self Storage, Inc.	55	3,584
Summit Hotel Properties, Inc.	590	5,308
Sunstone Hotel Investors, Inc.	682	9,144
Ventas, Inc.	303	17,337

		132,112

Wireless Telecommunication Service – 2.4%
American Tower Corporation, Class A	85	6,745
Crown Castle International Corp. (A)	34	2,475
SBA Communications Corporation (A)	36	3,270

		12,490

TOTAL COMMON STOCKS – 97.2%		$505,350
(Cost: $391,303)

PREFERRED STOCKS
Specialized REITs – 0.3%
Pebblebrook Hotel Trust, Series B, 8.000%	60	1,505

TOTAL PREFERRED STOCKS – 0.3%		$1,505
(Cost: $1,494)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.5%
Exxon Mobil Corporation,
0.010%, 1–2–14 (D)	$5,000	5,000
Illinois Tool Works Inc.,
0.070%, 2–6–14 (D)	343	343
Wal-Mart Stores, Inc.,
0.070%, 1–9–14 (D)	6,000	6,000
Wisconsin Gas LLC,
0.110%, 1–8–14 (D)	1,600	1,600

		12,943

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (E)	2,715	2,715

TOTAL SHORT-TERM SECURITIES – 3.0%	$15,658
(Cost: $15,658)

TOTAL INVESTMENT SECURITIES – 100.5%	$522,513
(Cost: $408,455)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)	(2,677)

NET ASSETS – 100.0%	$519,836

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at December 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date the variable rate resets.

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Lennar Corporation	N/A	Call	252	January 2014	$39.00	$18	$(34)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$505,350	$—	$—
Preferred Stocks	1,505	—	—
Short-Term Securities	—	15,658	—
Total	$506,855	$15,658	$—
Liabilities
Written Options	$34	$—	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$408,455
Gross unrealized appreciation	118,283
Gross unrealized depreciation	(4,225)
Net unrealized appreciation	$114,058

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software – 9.4%
ACI Worldwide, Inc. (A)	1,637	$106,425
Aspen Technology, Inc. (A)	4,250	177,669
Qlik Technologies Inc. (A)(B)	1,054	28,066
SAP Aktiengesellschaft, ADR	536	46,690
Silver Spring Networks, Inc. (A)(C)	3,678	77,244

		436,094

Biotechnology – 5.9%
bluebird bio, Inc. (A)	633	13,287
Evogene Ltd. (A)	1,120	22,010
Isis Pharmaceuticals, Inc. (A)	2,454	97,759
Vertex Pharmaceuticals Incorporated (A)	1,908	141,742

		274,798

Commodity Chemicals – 0.2%
BioAmber Inc. (A)(C)	1,352	10,114

Communications Equipment – 1.2%
Palo Alto Networks, Inc. (A)	793	45,579
Ruckus Wireless, Inc (A)	817	11,603

		57,182

Computer Storage & Peripherals – 0.2%
Nimble Storage, Inc. (A)	235	10,636

Construction & Engineering – 1.4%
Abengoa, S.A., Class B (D)	3,415	10,222
Abengoa, S.A., Class B, ADR (A)	3,508	52,696

		62,918

Consumer Electronics – 2.9%
Garmin Ltd.	982	45,365
Harman International Industries, Incorporated	1,073	87,784

		133,149

Data Processing & Outsourced Services – 11.8%
Alliance Data Systems Corporation (A)	869	228,487
Euronet Worldwide, Inc. (A)	2,298	109,956
EVERTEC, Inc.	1,899	46,832
QIWI plc, ADR	1,223	68,471
WNS (Holdings) Limited, ADR (A)(C)	4,057	88,899

		542,645

Diversified Support Services – 0.1%
EnerNOC, Inc. (A)	356	6,125

Electronic Components – 1.2%
Universal Display Corporation (A)	1,651	56,739

Fertilizers & Agricultural Chemicals – 2.1%
Marrone Bio Innovations, Inc. (A)	475	8,451
Monsanto Company	761	88,671

		97,122

Health Care Equipment – 3.3%
Boston Scientific Corporation (A)	5,752	69,134
Cardiovascular Systems Inc. (A)	653	22,378
Volcano Corporation (A)(C)	2,888	63,103

		154,615

Health Care Services – 0.4%
Fleury S.A. (D)	2,165	16,883

Health Care Technology – 1.7%
Cerner Corporation (A)	1,416	78,911

Industrial Machinery – 4.1%
ESCO Technologies Inc. (C)	1,411	48,334
Pentair, Inc.	1,831	142,205

		190,539

Integrated Telecommunication Services – 1.6%
China Unicom Limited (D)	28,302	42,338
Windstream Corporation	3,766	30,056

		72,394

Internet Software & Services – 8.1%
21Vianet Group, Inc., ADR (A)	856	20,135
Endurance International Group Holdings, Inc. (A)	1,734	24,587
Facebook, Inc., Class A (A)	2,318	126,724
Gogo Inc. (A)	939	23,297
Google Inc., Class A (A)	120	134,148
Twitter, Inc. (A)	712	45,300

		374,191

IT Consulting & Other Services – 7.0%
Acxiom Corporation (A)	4,328	160,041
Acxiom Corporation (A)(C)	—	—
EPAM Systems, Inc. (A)	1,220	42,613
iGATE Corporation (A)	2,758	110,773
Luxoft Holding, Inc., Class A (A)	334	12,666

		326,093

Managed Health Care – 3.0%
Odontoprev S.A. (D)	5,255	21,896
UnitedHealth Group Incorporated	1,540	115,925

		137,821

Office REITs – 0.6%
QTS Realty Trust, Inc., Class A	1,214	30,085

Pharmaceuticals – 1.4%
Teva Pharmaceutical Industries Limited, ADR	1,605	64,344

Semiconductor Equipment – 1.2%
Nanometrics Incorporated (A)(C)	1,438	27,403
Photronics, Inc. (A)(C)	3,231	29,177

		56,580

Semiconductors – 21.5%
Cree, Inc. (A)	3,860	241,512
Cypress Semiconductor Corporation	5,027	52,780
Marvell Technology Group Ltd.	4,245	61,040
Micron Technology, Inc. (A)	17,564	382,200
Microsemi Corporation (A)(B)	2,757	68,795
NXP Semiconductors N.V. (A)	1,284	58,956
Rambus Inc. (A)	4,321	40,922
Samsung Electronics Co., Ltd. (D)	65	84,503

		990,708

Systems Software – 2.6%
Microsoft Corporation	3,263	122,149

TOTAL COMMON STOCKS – 92.9%		$4,302,835
(Cost: $2,840,264)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber Inc., Expires 5–9–17 (E)	1,126	822

TOTAL WARRANTS – 0.0%		$822
(Cost: $132)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
NASDAQ 100 Index,
Put $3,480.00, Expires 2–21–14, OTC (Ctrpty: Citibank N.A.)	968	$3,499
Qlik Technologies Inc.:
Call $26.00, Expires 1–17–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,521	492
Call $26.00, Expires 2–21–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,368	746
Russell 2000 Index,
Put $1,135.00, Expires 2–21–14, OTC (Ctrpty: Societe Generale Bank)	3,962	7,053
SPDR S&P MIDCAP 400 ETF Trust:
Put $235.00, Expires 2–21–14	7,071	1,573
Put $240.00, Expires 2–21–14	7,071	2,404

TOTAL PURCHASED OPTIONS – 0.3%		$15,767
(Cost: $16,691)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.1%
Rambus Inc., Convertible,
1.125%, 8–15–18 (F)	$6,000	6,289

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$6,289
(Cost: $6,029)

SHORT-TERM SECURITIES
Commercial Paper – 6.2%
Clorox Company (The),
0.260%, 1–31–14 (G)	6,211	6,210
Diageo Capital plc (GTD by Diageo plc),
0.180%, 1–2–14 (G)	13,883	13,883
Ecolab Inc.,
0.220%, 1–30–14 (G)	10,000	9,998
Enbridge Inc.,
0.280%, 1–21–14 (G)	10,000	9,998
Exxon Mobil Corporation:
0.020%, 1–6–14 (G)	13,000	13,000
0.050%, 1–27–14 (G)	20,000	19,998
Federal Home Loan Bank:
0.050%, 2–24–14 (G)	13,320	13,319
0.050%, 2–28–14 (G)	10,000	9,999
General Mills, Inc.,
0.070%, 1–2–14 (G)	1,928	1,928
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.160%, 1–9–14 (G)	5,000	5,000
Illinois Tool Works Inc.:
0.070%, 1–3–14 (G)	10,000	10,000
0.110%, 1–24–14 (G)	14,000	13,999
0.100%, 2–4–14 (G)	7,000	6,999
0.070%, 2–6–14 (G)	4,298	4,298
John Deere Canada ULC (GTD by Deere & Company),
0.110%, 1–22–14 (G)	10,000	9,999
John Deere Financial Inc. (GTD by John Deere Capital Corporation),
0.095%, 1–8–14 (G)	5,000	5,000
McCormick & Co. Inc.,
0.140%, 1–10–14 (G)	10,000	10,000

Merck & Co., Inc.,
0.050%, 1–15–14 (G)	10,000	10,000
Nestle Finance International Ltd. (GTD by Nestle S.A.):
0.060%, 1–13–14 (G)	12,000	12,000
0.070%, 1–22–14 (G)	5,000	5,000
PACCAR Financial Corp. (GTD by PACCAR Inc.),
0.080%, 2–20–14 (G)	5,000	4,999
St. Jude Medical, Inc.,
0.130%, 1–21–14 (G)	4,613	4,613
Sysco Corporation,
0.170%, 1–10–14 (G)	15,000	14,999
Total Capital Canada Ltd. (GTD by Total S.A.),
0.130%, 2–3–14 (G)	10,000	9,999
Unilever Capital Corporation (GTD by Unilever N.V.),
0.020%, 1–6–14 (G)	5,000	5,000
Wal-Mart Stores, Inc.:
0.060%, 1–6–14 (G)	25,000	24,999
0.050%, 2–10–14 (G)	5,000	5,000
Wisconsin Electric Power Co.:
0.150%, 1–2–14 (G)	10,000	10,000
0.170%, 1–9–14 (G)	4,500	4,500
Wisconsin Gas LLC,
0.080%, 1–2–14 (G)	10,512	10,512

		285,249

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (H)	1,457	1,457

Municipal Obligations – Taxable – 0.1%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.),
0.040%, 1–7–14 (H)	1,000	1,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.020%, 1–1–14 (H)	1,825	1,825
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.020%, 1–1–14 (H)	1,415	1,415
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.),
0.040%, 1–7–14 (H)	916	916

		5,156

TOTAL SHORT-TERM SECURITIES – 6.3%		$291,862
(Cost: $291,863)

TOTAL INVESTMENT SECURITIES – 99.6%		$4,617,575
(Cost: $3,154,979)

CASH AND OTHER ASSETS, NET OF LIABILITIES –0.4%		17,685

NET ASSETS – 100.0%		$4,635,260

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Listed on an exchange outside the United States.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $6,289 or 0.1% of net assets.

(G)	Rate shown is the yield to maturity at December 31, 2013.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
NASDAQ 100 Index	Citibank N.A.	Put	968	February 2014	$3,150.00	$503	$(629)
Qlik Technologies Inc.	Morgan Stanley & Co., Inc.	Put	2,521	January 2014	21.00	252	(32)
	Morgan Stanley & Co., Inc.	Call	5,042	January 2014	32.00	479	(252)
	Morgan Stanley & Co., Inc.	Put	1,184	February 2014	21.00	199	(86)
	Morgan Stanley & Co., Inc.	Put	1,184	February 2014	22.00	246	(115)
	Morgan Stanley & Co., Inc.	Call	3,552	February 2014	34.00	396	(266)
Russell 2000 Index	Societe Generale Bank	Put	3,962	February 2014	1,025.00	1,447	(1,446)
SPDR S&P MIDCAP 400 ETF Trust	N/A	Put	14,142	February 2014	215.00	552	(672)
						$4,074	$(3,498)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$133,149	$—	$—
Financials	30,085	—	—
Health Care	727,372	—	—
Industrials	259,582	—	—
Information Technology	2,973,017	—	—
Materials	107,236	—	—
Telecommunication Services	72,394	—	—
Total Common Stocks	$4,302,835	$—	$—
Warrants	822	—	—
Purchased Options	3,977	11,790	—
Corporate Debt Securities	—	6,289	—
Short-Term Securities	—	291,862	—
Total	$4,307,634	$309,941	$—
Liabilities
Written Options	$672	$2,826	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,154,979
Gross unrealized appreciation	1,493,475
Gross unrealized depreciation	(30,879)
Net unrealized appreciation	$1,462,596

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.3%
KEYW Holding Corporation (A)	279	$3,752

Air Freight & Logistics – 1.4%
Hub Group, Inc. (A)	421	16,770

Apparel Retail – 2.6%
AnnTaylor Stores Corporation (A)	311	11,356
Stage Stores, Inc.	357	7,939
Zumiez Inc. (A)	447	11,632

		30,927

Apparel, Accessories & Luxury Goods – 1.2%
Fifth & Pacific Companies, Inc. (A)	443	14,197

Application Software – 6.0%
Qlik Technologies Inc. (A)	493	13,129
SS&C Technologies Holdings, Inc. (A)	329	14,579
Tyler Technologies, Inc. (A)	109	11,132
Ultimate Software Group, Inc. (The) (A)	221	33,793

		72,633

Asset Management & Custody Banks – 4.3%
Affiliated Managers Group, Inc. (A)	138	30,016
Financial Engines, Inc.	151	10,490
WisdomTree Investment, Inc. (A)	587	10,398

		50,904

Automotive Retail – 3.0%
Asbury Automotive Group, Inc. (A)	320	17,170
Lithia Motors, Inc.	269	18,667

		35,837

Biotechnology – 5.0%
Cepheid (A)	505	23,587
Incyte Corporation (A)	484	24,479
Ironwood Pharmaceuticals, Inc., Class A (A)	429	4,976
KYTHERA Biopharmaceuticals, Inc. (A)	160	5,945

		58,987

Brewers – 0.8%
Boston Beer Company, Inc. (The), Class A (A)	40	9,575

Communications Equipment – 3.2%
Aruba Networks, Inc. (A)	265	4,745
Ciena Corporation (A)	555	13,286
Finisar Corporation (A)	434	10,376
JDS Uniphase Corporation (A)	712	9,242

		37,649

Computer & Electronics Retail – 0.8%
Conn’s, Inc. (A)	122	9,636

Construction & Engineering – 1.8%
Primoris Services Corporation	700	21,788

Construction & Farm Machinery & Heavy Trucks – 3.8%
Wabash National Corporation (A)	1,132	13,984
Westinghouse Air Brake Technologies Corporation	396	29,384

		43,368

Consumer Finance – 1.5%
First Cash Financial Services, Inc. (A)	277	17,150

Data Processing & Outsourced Services – 2.1%
Jack Henry & Associates, Inc.	418	24,720

Distributors – 1.4%
Pool Corporation	279	16,192

Diversified Support Services – 2.1%
Portfolio Recovery Associates, Inc. (A)	470	24,838

Education Services – 0.1%
Bright Horizons Family Solutions Inc. (A)	33	1,212

Electrical Components & Equipment – 0.5%
Powell Industries, Inc.	94	6,270

Electronic Equipment & Instruments – 0.3%
MTS Systems Corporation	52	3,705

Electronic Manufacturing Services – 1.6%
IPG Photonics Corporation (A)	245	19,007

Environmental & Facilities Services – 2.5%
Team, Inc. (A)	372	15,750
Waste Connections, Inc.	319	13,901

		29,651

Food Distributors – 1.2%
United Natural Foods, Inc. (A)	192	14,497

Health Care Equipment – 3.9%
DexCom, Inc. (A)	607	21,495
Heartware International, Inc. (A)	192	18,040
Thoratec Corporation (A)	184	6,723

		46,258

Health Care Facilities – 0.6%
Surgical Care Affiliates, Inc. (A)	211	7,341

Health Care Supplies – 1.0%
Endologix, Inc. (A)	588	10,252
Spectranetics Corporation (The) (A)	60	1,498

		11,750

Health Care Technology – 0.7%
Medidata Solutions, Inc. (A)	133	8,029

Human Resource & Employment Services – 1.7%
Kforce Inc.	536	10,969
WageWorks, Inc. (A)	150	8,892

		19,861

Industrial Machinery – 0.9%
Graham Corporation	294	10,685

Internet Software & Services – 4.4%
Benefitfocus, Inc. (A)	81	4,688
ChannelAdvisor Corporation (A)	97	4,051
Demandware, Inc. (A)	521	33,420
Rocket Fuel Inc. (A)	155	9,546

		51,705

IT Consulting & Other Services – 2.4%
EPAM Systems, Inc. (A)	389	13,594
Luxoft Holding, Inc., Class A (A)	234	8,899
ServiceSource International, LLC (A)	726	6,083

		28,576

Leisure Facilities – 2.3%
Vail Resorts, Inc.	369	27,722

Office Services & Supplies – 1.7%
HNI Corporation	275	10,663
United Stationers Inc.	199	9,146

		19,809

Oil & Gas Equipment & Services – 2.6%
Dril-Quip, Inc. (A)	100	11,037
Matrix Service Company (A)	804	19,683

		30,720

Oil & Gas Exploration & Production – 0.8%
Athlon Energy Inc. (A)	115	3,470
Bonanza Creek Energy, Inc. (A)	55	2,393
Resolute Energy Corporation (A)	337	3,046

		8,909

Packaged Foods & Meats – 2.4%
B&G Foods, Inc.	305	10,329
Hain Celestial Group, Inc. (The) (A)	54	4,902
Lance, Inc.	441	12,659

		27,890

Real Estate Services – 0.3%
RE/MAX Holdings, Inc., Class A (A)	99	3,159

Regional Banks – 6.5%
Bank of the Ozarks, Inc.	390	22,053
IBERIABANK Corporation	129	8,101
Signature Bank (A)	115	12,364
SVB Financial Group (A)	313	32,797
Texas Capital Bancshares, Inc. (A)	48	3,010

		78,325

Restaurants – 3.5%
Brinker International, Inc.	111	5,144
Chuy’s Holdings, Inc. (A)	364	13,126
Del Frisco’s Restaurant Group, Inc. (A)	406	9,558
Sonic Corp. (A)	613	12,383

		40,211

Semiconductor Equipment – 0.6%
Rubicon Technology, Inc. (A)	655	6,521

Semiconductors – 3.8%
Atmel Corporation (A)	1,041	8,147
Diodes Incorporated (A)	364	8,578
Microsemi Corporation (A)	385	9,616
Power Integrations, Inc.	292	16,283
Semtech Corporation (A)	82	2,063

		44,687

Specialty Stores – 0.7%
Cabela’s Incorporated, Class A (A)	131	8,712

Systems Software – 2.6%
Infolox Inc. (A)	496	16,388
MICROS Systems, Inc. (A)	258	14,824

		31,212

Trading Companies & Distributors – 3.6%
Beacon Roofing Supply, Inc. (A)	204	8,197
Rush Enterprises, Inc. (A)	424	12,583
Watsco, Inc.	224	21,508

		42,288

Trucking – 1.6%
Landstar System, Inc.	336	19,326

TOTAL COMMON STOCKS – 96.1%		$1,136,961
(Cost: $737,329)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.4%
Diageo Capital plc (GTD by Diageo plc),
0.180%, 1–3–14 (B)	$5,000	5,000
Illinois Tool Works Inc.,
0.110%, 1–24–14 (B)	5,000	5,000
John Deere Canada ULC (GTD by Deere & Company),
0.110%, 1–22–14 (B)	10,000	9,998
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.060%, 1–13–14 (B)	5,000	5,000
St. Jude Medical, Inc.,
0.160%, 1–24–14 (B)	5,000	5,000
Toronto-Dominion Holdings USA Inc. (GTD by TorontoDominion Bank),
0.120%, 1–27–14 (B)	5,000	5,000
Wisconsin Gas LLC,
0.080%, 1–2–14 (B)	5,061	5,061

		40,059

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (C)	1,315	1,315

Municipal Obligations – Taxable – 0.3%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable),
0.120%, 1–22–14 (C)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 3.8%		$44,374
(Cost: $44,374)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,181,335
(Cost: $781,703)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		868

NET ASSETS – 100.0%		$1,182,203

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2013:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
JP Morgan	$12,268	Biotech Custom Index	11–26–14	1M LIBOR less 32 bps	$263

# The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying index.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,136,961	$—	$—
Short-Term Securities	—	44,374	—
Total	$1,136,961	$44,374	$—
Swap Agreements	$—	$263	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$781,703
Gross unrealized appreciation	403,865
Gross unrealized depreciation	(4,233)
Net unrealized appreciation	$399,632

SCHEDULE OF INVESTMENTS Ivy Small Cap Value Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.5%
Triumph Group, Inc.	61	$4,610

Apparel Retail – 3.3%
AnnTaylor Stores Corporation (A)	86	3,130
Express, Inc. (A)	102	1,899
Stage Stores, Inc.	237	5,268

		10,297

Application Software – 0.8%
Synchronoss Technologies, Inc. (A)	77	2,392

Auto Parts & Equipment – 4.0%
Dana Holding Corporation	303	5,953
Visteon Corporation (A)	79	6,486

		12,439

Broadcasting – 4.8%
Entercom Communications Corp. (A)	252	2,648
Nexstar Broadcasting Group, Inc.	101	5,640
Sinclair Broadcast Group, Inc.	174	6,218

		14,506

Building Products – 1.4%
Armstrong World Industries, Inc. (A)	77	4,442

Casinos & Gaming – 1.8%
Pinnacle Entertainment, Inc. (A)	218	5,676

Construction & Engineering – 2.6%
Foster Wheeler Ltd. (A)	239	7,885

Construction & Farm Machinery & Heavy Trucks – 4.4%
Manitowoc Company, Inc. (The)	257	5,996
Terex Corporation	150	6,277
Titan International, Inc.	73	1,320

		13,593

Consumer Finance – 1.1%
JGWPT Holdings Inc., Class A (A)	190	3,309

Data Processing & Outsourced Services – 0.9%
CoreLogic, Inc. (A)	76	2,686

Electric Utilities – 1.2%
Great Plains Energy Incorporated	159	3,842

Forest Products – 1.2%
Boise Cascade Company (A)	123	3,638

Gas Utilities – 1.7%
Southwest Gas Corporation	89	4,962

Health Care Facilities – 4.8%
Community Health Systems, Inc. (A)	66	2,576
HealthSouth Corporation	164	5,474
LifePoint Hospitals, Inc. (A)	127	6,732

		14,782

Homebuilding – 1.6%
M.D.C. Holdings, Inc. (A)	91	2,940
Tri Pointe Homes, LLC (A)	104	2,067

		5,007

Life & Health Insurance – 2.6%
American Equity Investment Life Holding Company	164	4,313
Fidelity & Guaranty Life (A)	198	3,758

		8,071

Metal & Glass Containers – 1.1%
Owens-Illinois, Inc. (A)	95	3,396

Movies & Entertainment – 3.9%
Carmike Cinemas, Inc. (A)	244	6,806
Cinemark Holdings, Inc.	159	5,283

		12,089

Office REITs – 2.5%
Corporate Office Properties Trust	175	4,155
Lexington Corporation Properties Trust	361	3,687

		7,842

Oil & Gas Equipment & Services – 6.1%
Basic Energy Services, Inc. (A)	327	5,166
GulfMark Offshore, Inc.	93	4,378
Key Energy Services, Inc. (A)	513	4,050
McDermott International, Inc. (A)	570	5,219

		18,813

Oil & Gas Storage & Transportation – 3.3%
Atlas Energy, L.P.	92	4,329
Atlas Pipeline Partners, L.P.	140	4,907
Valero Energy Partners LP (A)	25	854

		10,090

Personal Products – 0.4%
Inter Parfums, Inc.	34	1,210

Property & Casualty Insurance – 2.1%
Argo Group International Holdings, Ltd.	142	6,583

Publishing – 0.5%
E. W. Scripps Company (The) (A)	68	1,478

Real Estate Operating Companies – 1.4%
Forest City Enterprises, Inc., Class A (A)	229	4,376

Regional Banks – 7.4%
Bank of Marin Bancorp	34	1,482
First Horizon National Corporation	408	4,752
First Niagara Financial Group, Inc.	355	3,773
Synovus Financial Corp.	1,667	6,001
Webster Financial Corporation	115	3,576
Zions Bancorporation	106	3,172

		22,756

Reinsurance – 3.9%
Endurance Specialty Holdings Ltd.	103	6,043
Reinsurance Group of America, Incorporated	75	5,837

		11,880

Semiconductor Equipment – 2.2%
Teradyne, Inc. (A)	397	6,992

Semiconductors – 2.2%
Freescale Semiconductor, Inc. (A)	234	3,762
Spansion Inc. (A)	210	2,918

		6,680

Specialized REITs – 1.1%
Strategic Hotels & Resorts, Inc. (A)	357	3,371

Specialty Chemicals – 3.0%
Cytec Industries Inc.	51	4,788
Kraton Performance Polymers, Inc. (A)	195	4,497

		9,285

Steel – 1.9%
SunCoke Energy Partners, L.P.	213	5,772

Technology Distributors – 1.3%
Insight Enterprises, Inc. (A)	181	4,113

Thrifts & Mortgage Finance – 1.2%
Capitol Federal Financial	309	3,743

Trucking – 5.1%
Con-way Inc.	106	4,205
Marten Transport, Ltd.	278	5,621
Saia, Inc. (A)	181	5,811

		15,637

TOTAL COMMON STOCKS – 90.3%		$278,243
(Cost: $207,522)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.3%
THL Credit, Inc.	245	4,040

TOTAL INVESTMENT FUNDS – 1.3%		$4,040
(Cost: $3,150)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 5.9%
Enbridge Inc.,
0.290%, 1–27–14 (B)	$4,000	3,999
Federal Home Loan Bank,
0.050%, 2–24–14 (B)	2,000	2,000
General Mills, Inc.,
0.120%, 1–8–14 (B)	5,000	5,000
Toronto-Dominion Holdings USA Inc. (GTD by TorontoDominion Bank),
0.120%, 1–27–14 (B)	7,000	6,999

		17,998

Master Note – 1.6%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (C)	4,994	4,994

Municipal Obligations – Taxable – 0.8%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 1–1–14 (C)	2,493	2,493

TOTAL SHORT-TERM SECURITIES – 8.3%		$25,485
(Cost: $25,485)

TOTAL INVESTMENT SECURITIES – 99.9%		$307,768
(Cost: $236,157)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		261

NET ASSETS – 100.0%		$308,029

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$278,243	$—	$—
Investment Funds	4,040	—	—
Short-Term Securities	—	25,485	—
Total	$282,283	$25,485	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$236,157
Gross unrealized appreciation	73,342
Gross unrealized depreciation	(1,731)
Net unrealized appreciation	$71,611

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.4%
Boeing Company (The)	5	$743
Precision Castparts Corp.	3	745

		1,488

Apparel, Accessories & Luxury Goods – 1.4%
lululemon athletica inc. (A)	10	567
Vince Holding Corp. (A)	1	21

		588

Application Software – 2.0%
Adobe Systems Incorporated (A)	15	868

Automotive Retail – 1.1%
AutoZone, Inc. (A)	1	492

Biotechnology – 7.0%
Biogen Idec Inc. (A)	4	979
Gilead Sciences, Inc. (A)	24	1,795
KYTHERA Biopharmaceuticals, Inc. (A)	8	279

		3,053

Brewers – 1.7%
Anheuser-Busch InBev S.A., ADR	7	737

Broadcasting – 3.4%
CBS Corporation, Class B	23	1,470

Cable & Satellite – 4.2%
Comcast Corporation, Class A	17	868
Time Warner Cable Inc.	7	948

		1,816

Casinos & Gaming – 5.2%
Las Vegas Sands, Inc.	21	1,654
Wynn Resorts, Limited	3	614

		2,268

Communications Equipment – 2.8%
Cisco Systems, Inc.	29	648
F5 Networks, Inc. (A)	6	582

		1,230

Computer Hardware – 4.0%
Apple Inc.	3	1,734

Construction & Farm Machinery & Heavy Trucks – 1.5%
Caterpillar Inc.	7	645

Consumer Electronics – 1.5%
Harman International Industries, Incorporated	8	671

Data Processing & Outsourced Services – 7.6%
MasterCard Incorporated, Class A	2	1,771
Visa Inc., Class A	7	1,532

		3,303

Fertilizers & Agricultural Chemicals – 2.3%
Monsanto Company	9	998

Food Retail – 1.5%
Casey’s General Stores, Inc.	9	639

Footwear – 2.5%
NIKE, Inc., Class B	14	1,106

Health Care Facilities – 4.0%
HCA Holdings, Inc. (A)	20		973
Universal Health Services, Inc., Class B	10		772

			1,745

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Worldwide Holdings Inc. (A)	3		60
Starwood Hotels & Resorts Worldwide, Inc.	5		399

			459

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corporation	4		519

Industrial Machinery – 3.8%
Pall Corporation	8		696
Pentair, Inc.	12		955

			1,651

Internet Retail – 4.6%
Amazon.com, Inc. (A)	3		1,077
priceline.com Incorporated (A)	1		930

			2,007

Internet Software & Services – 5.4%
Facebook, Inc., Class A (A)	12		632
Google Inc., Class A (A)	1		1,344
LinkedIn Corporation, Class A (A)	2		369

			2,345

Movies & Entertainment – 1.4%
News Corporation Limited, Class A	17		605

Oil & Gas Equipment & Services – 4.9%
Halliburton Company	12		628
National Oilwell Varco, Inc.	7		581
Schlumberger Limited	10		911

			2,120

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Company	5		380

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	8		625

Pharmaceuticals – 1.4%
Bristol-Myers Squibb Company	11		601

Railroads – 5.7%
Canadian Pacific Railway Limited	6		878
Kansas City Southern	7		918
Union Pacific Corporation	4		650

			2,446

Restaurants – 0.8%
Potbelly Corporation (A)	—	*	5
Starbucks Corporation	4		324

			329

Semiconductor Equipment – 1.6%
Applied Materials, Inc.	25		436
ASML Holding N.V., NY Registry Shares	3		262

			698

Semiconductors – 0.6%
Altera Corporation	7		244

Tobacco – 1.7%
Philip Morris International Inc.	8		739

Wireless Telecommunication Service – 2.5%
Crown Castle International Corp. (A)	5	377
SBA Communications Corporation (A)	8	701

		1,078

TOTAL COMMON STOCKS – 96.1%		$41,697
(Cost: $30,159)

SHORT-TERM SECURITIES	Principal
Master Note – 5.2%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (B)	$2,245	2,245

TOTAL SHORT-TERM SECURITIES – 5.2%		$2,245
(Cost: $2,245)

TOTAL INVESTMENT SECURITIES – 101.3%		$43,942
(Cost: $32,404)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(563)

NET ASSETS – 100.0%		$43,379

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$41,697	$—	$—
Short-Term Securities	—	2,245	—
Total	$41,697	$2,245	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$32,404
Gross unrealized appreciation	11,752
Gross unrealized depreciation	(214)
Net unrealized appreciation	$11,538

SCHEDULE OF INVESTMENTS
Ivy Value Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel Retail – 0.1%
Limited Brands, Inc.	4	$260

Biotechnology – 1.9%
Amgen Inc.	44	4,966

Cable & Satellite – 7.2%
Comcast Corporation, Class A	155	8,060
Time Warner Cable Inc.	78	10,529

		18,589

Communications Equipment – 0.6%
Nokia Corporation, Series A, ADR	179	1,448

Computer Storage & Peripherals – 4.3%
Western Digital Coproration (A)	136	11,410

Department Stores – 2.0%
Macy’s Inc. (A)	99	5,276

Diversified Banks – 3.4%
Wells Fargo & Company	195	8,830

Diversified Chemicals – 3.1%
Dow Chemical Company (The)	179	7,956

Drug Retail – 2.8%
CVS Caremark Corporation	102	7,301

General Merchandise Stores – 3.0%
Target Corporation	124	7,864

Health Care Distributors – 2.2%
McKesson Corporation	35	5,649

Health Care Facilities – 2.0%
HCA Holdings, Inc. (B)	107	5,124

Home Improvement Retail – 1.3%
Lowe’s Companies, Inc.	70	3,473

Industrial Machinery – 2.1%
Parker Hannifin Corporation	43	5,557

Integrated Oil & Gas – 2.9%
Occidental Petroleum Corporation	78	7,427

Investment Banking & Brokerage – 2.9%
Goldman Sachs Group, Inc. (The)	42	7,445

Life & Health Insurance – 2.5%
MetLife, Inc.	121	6,508

Managed Health Care – 2.7%
Aetna Inc.	102	7,003

Office Electronics – 4.2%
Xerox Corporation	891	10,843

Oil & Gas Refining & Marketing – 5.2%
Marathon Petroleum Corporation (A)	82	7,490
Phillips 66 (A)	79	6,070

		13,560

Oil & Gas Storage & Transportation – 11.8%
Access Midstream Partners, L.P.	74	4,181
Atlas Energy, L.P.	164	7,697
Atlas Pipeline Partners, L.P.	227	7,971
MarkWest Energy Partners, L.P.	62	4,107
Regency Energy Partners LP	261	6,843

		30,799

Other Diversified Financial Services – 8.3%
Citigroup Inc.	224	11,693
JPMorgan Chase & Co.	175	10,211

		21,904

Pharmaceuticals – 3.5%
Shire Pharmaceuticals Group plc, ADR (A)	18	2,487
Teva Pharmaceutical Industries Limited, ADR	168	6,725

		9,212

Property & Casualty Insurance – 2.8%
ACE Limited	70	7,226

Regional Banks – 2.3%
PNC Financial Services Group, Inc. (The)	79	6,106

Reinsurance – 2.1%
Reinsurance Group of America, Incorporated (A)	71	5,504

Semiconductor Equipment – 1.9%
Lam Research Corporation (B)	92	4,991

Soft Drinks – 1.6%
Coca-Cola Enterprises Inc.	92	4,064

Specialty Chemicals – 3.2%
LyondellBasell Industries N.V., Class A	104	8,366

Systems Software – 1.8%
Oracle Corporation	124	4,729

Tobacco – 0.4%
Philip Morris International Inc.	13	1,141

TOTAL COMMON STOCKS – 96.1%		$250,531
(Cost: $187,156)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.7%
Exxon Mobil Corporation:
0.020%, 1–3–14 (C)	$1,719	1,719
0.020%, 1–6–14 (C)	3,000	3,000
Federal Home Loan Bank,
0.050%, 2–24–14 (C)	2,000	2,000
International Business Machines Corporation,
0.070%, 1–14–14 (C)	3,000	3,000

		9,719

Master Note – 0.9%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (D)	2,291	2,291

TOTAL SHORT-TERM SECURITIES – 4.6%		$12,010
(Cost: $12,010)

TOTAL INVESTMENT SECURITIES – 100.7%		$262,541
(Cost: $199,166)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7%)		(1,954)

NET ASSETS – 100.0%		$260,587

Notes to Schedule of Investments

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date show represents the date the variable rate resets.

The	following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Limited Brands, Inc.	N/A	Put	152	January 2014	$60.00	$16	$(10)
	N/A	Put	152	February 2014	60.00	24	(24)
	N/A	Put	152	May 2014	60.00	53	(47)
LyondellBasell Industries N.V., Class A	N/A	Put	157	January 2014	70.00	19	(1)
Macy’s Inc.	N/A	Call	233	January 2014	52.50	9	(35)
Marathon Petroleum Corporation	N/A	Call	160	January 2014	75.00	19	(265)
	N/A	Call	160	January 2014	77.50	11	(229)
	N/A	Call	160	January 2014	80.00	8	(190)
	N/A	Call	80	April 2014	77.50	91	(124)
Phillips 66	N/A	Call	165	January 2014	67.50	14	(159)
	N/A	Call	165	January 2014	70.00	8	(120)
	N/A	Call	165	January 2014	72.50	5	(81)
	N/A	Call	83	February 2014	70.00	40	(65)
Reinsurance Group of America, Incorporated	N/A	Call	217	January 2014	75.00	14	(53)
	N/A	Call	217	January 2014	80.00	2	(7)
	N/A	Call	217	April 2014	80.00	8	(36)
Shire Pharmaceuticals Group plc, ADR	N/A	Call	176	January 2014	145.00	37	(23)
Western Digital Coproration	N/A	Put	162	January 2014	60.00	12	(1)
	N/A	Call	64	January 2014	90.00	7	(2)
						$397	$(1,472)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$250,531	$—	$—
Short-Term Securities	—	12,010	—
Total	$250,531	$12,010	$—
Liabilities
Written Options	$1,306	$166	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$199,166
Gross unrealized appreciation	64,003
Gross unrealized depreciation	(628)
Net unrealized appreciation	$63,375

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 27, 2014

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2014